Quarterly Holdings Report
for
Fidelity® Total Bond Fund
November 30, 2022
TBD-NPRT1-0123
1.824865.118
Corporate Bonds - 38.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		9,493,000	8,472,253
3.375% 8/15/26		20,428,000	13,227,130
			21,699,383
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	5,917,911
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	10,214,883
			16,132,794
TOTAL CONVERTIBLE BONDS			37,832,177
Nonconvertible Bonds - 38.2%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 1/15/29(d)		13,750,000	10,828,125
5.125% 7/15/29(d)		5,125,000	3,975,616
5.5% 1/15/28(d)		4,280,000	3,566,995
5.5% 10/15/29(d)		35,000	27,604
AT&T, Inc.:
3.8% 12/1/57		15,250,000	11,071,012
4.3% 2/15/30		10,373,000	9,855,350
5.15% 11/15/46		12,000,000	11,078,995
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	214,590
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,602,000	24,531,278
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,135,000	978,574
5.625% 9/15/28(d)		895,000	680,993
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	442,120
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,046,099
Frontier Communications Holdings LLC:
5% 5/1/28(d)		8,390,000	7,467,100
5.875% 10/15/27(d)		2,511,000	2,389,267
5.875% 11/1/29		3,395,000	2,709,906
6% 1/15/30(d)		2,920,000	2,389,378
8.75% 5/15/30(d)		2,730,000	2,824,185
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,070,000	840,151
Iliad SA:
1.5% 10/14/24 (Reg. S)	EUR	1,800,000	1,781,767
1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,568,705
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		840,000	620,256
4.25% 7/1/28(d)		8,820,000	6,905,965
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,124,700
Lumen Technologies, Inc. 4.5% 1/15/29 (d)		14,110,000	9,554,587
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		1,235,000	1,055,925
3.25% 2/21/23(d)		1,185,000	1,179,075
5% 10/19/25(d)		660,000	661,774
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,355,000	2,143,286
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,155,003
8.75% 3/15/32		4,150,000	4,961,948
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,567,749
7.2% 7/18/36		2,599,000	2,154,311
7.721% 6/4/38		605,000	508,884
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,565,000	1,475,576
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	6,984,900
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		2,050,000	1,824,244
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,021,836
2.55% 3/21/31		21,181,000	17,658,399
2.987% 10/30/56		39,193,000	24,722,672
3% 3/22/27		5,131,000	4,811,776
4.862% 8/21/46		26,720,000	24,393,558
5.012% 4/15/49		569,000	529,981
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	10,963,750
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,850,000	2,041,370
6.125% 3/1/28(d)		2,415,000	1,310,138
			254,599,473
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	4,754,207

Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,007,483
2.375% 10/9/30		635,000	509,867
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		645,000	578,404
2.39% 6/3/30(d)		800,000	646,000
2.88% 4/22/31(d)		530,000	437,695
3.975% 4/11/29(d)		480,000	437,490
			3,616,939
Media - 2.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	9,468,208
Altice Financing SA:
5% 1/15/28(d)		5,435,000	4,434,308
5.75% 8/15/29(d)		25,100,000	20,525,776
Altice France Holding SA 6% 2/15/28 (d)		11,415,000	7,662,319
Cable Onda SA 4.5% 1/30/30 (d)		2,555,000	2,139,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		7,995,000	6,490,341
4.25% 1/15/34(d)		5,075,000	3,953,425
4.5% 8/15/30(d)		3,170,000	2,670,725
4.5% 5/1/32		8,750,000	7,221,069
4.5% 6/1/33(d)		12,635,000	10,027,262
4.75% 3/1/30(d)		11,600,000	9,972,786
4.75% 2/1/32(d)		5,555,000	4,645,369
5% 2/1/28(d)		5,814,000	5,344,578
5.375% 6/1/29(d)		3,411,000	3,095,380
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,849,468
3.9% 6/1/52		4,000,000	2,656,800
4.4% 4/1/33		24,687,000	21,638,524
4.8% 3/1/50		8,000,000	6,002,387
4.908% 7/23/25		13,008,000	12,803,665
5.25% 4/1/53		46,711,000	37,532,885
5.375% 5/1/47		32,692,000	27,045,666
5.5% 4/1/63		36,711,000	29,414,191
6.484% 10/23/45		9,078,000	8,552,087
6.834% 10/23/55		3,000,000	2,872,722
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,918,734
4.65% 7/15/42		7,870,000	7,212,824
6.45% 3/15/37		1,399,000	1,562,019
CSC Holdings LLC:
4.125% 12/1/30(d)		3,005,000	2,306,338
4.5% 11/15/31(d)		950,000	724,016
4.625% 12/1/30(d)		9,945,000	6,306,696
5.375% 2/1/28(d)		8,050,000	7,205,897
5.75% 1/15/30(d)		4,775,000	3,251,775
7.5% 4/1/28(d)		7,611,000	5,928,284
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	2,591,604
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,396,770
4.65% 5/15/50		36,524,000	26,367,864
DISH DBS Corp. 5.75% 12/1/28 (d)		4,915,000	3,986,311
DISH Network Corp. 11.75% 11/15/27 (d)		7,310,000	7,513,437
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,335,000	2,001,702
Fox Corp.:
4.03% 1/25/24		4,055,000	4,000,897
4.709% 1/25/29		5,868,000	5,670,869
5.476% 1/25/39		5,787,000	5,329,137
5.576% 1/25/49		3,840,000	3,443,708
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	4,775,125
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,573,026
Magallanes, Inc.:
3.428% 3/15/24(d)		14,745,000	14,316,770
3.638% 3/15/25(d)		8,076,000	7,711,296
3.755% 3/15/27(d)		15,793,000	14,391,890
4.054% 3/15/29(d)		5,474,000	4,793,747
4.279% 3/15/32(d)		42,020,000	35,674,944
5.05% 3/15/42(d)		11,773,000	9,424,854
5.141% 3/15/52(d)		59,938,000	46,443,620
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,186,330
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		7,020,000	5,740,254
6.5% 9/15/28(d)		11,867,000	6,404,620
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		2,530,000	1,935,450
Sirius XM Radio, Inc.:
4% 7/15/28(d)		8,390,000	7,415,250
4.125% 7/1/30(d)		6,110,000	5,155,740
5.5% 7/1/29(d)		1,410,000	1,312,851
TEGNA, Inc.:
4.625% 3/15/28		2,830,000	2,669,001
5% 9/15/29		1,100,000	1,028,541
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,730,538
5.5% 9/1/41		8,265,000	7,035,625
5.875% 11/15/40		10,540,000	9,341,860
6.55% 5/1/37		29,622,000	28,391,418
7.3% 7/1/38		24,672,000	25,229,435
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	2,059,000
Univision Communications, Inc.:
4.5% 5/1/29(d)		3,215,000	2,736,769
6.625% 6/1/27(d)		3,245,000	3,162,353
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,112,950
VTR Finance BV 6.375% 7/15/28 (d)		830,000	357,056
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,505,000	2,032,231
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,163,250
			631,044,430
Wireless Telecommunication Services - 0.6%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,172,644
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,560,000	1,551,030
CT Trust 5.125% 2/3/32 (d)		1,755,000	1,512,920
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	277,780
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,635,000	7,944,200
Millicom International Cellular SA:
4.5% 4/27/31(d)		7,330,000	5,995,024
5.125% 1/15/28(d)		711,000	641,678
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		745,000	723,255
6.5% 10/13/26(d)		819,000	809,940
Rogers Communications, Inc.:
3.2% 3/15/27(d)		17,146,000	15,999,489
3.8% 3/15/32(d)		14,963,000	13,246,610
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	27,860,448
3.75% 4/15/27		23,850,000	22,592,091
3.875% 4/15/30		42,000,000	38,574,277
4.375% 4/15/40		5,147,000	4,476,856
4.5% 4/15/50		10,111,000	8,540,580
VimpelCom Holdings BV 7.25% 4/26/23 (d)		1,155,000	1,010,625
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	5,834,615
6.25% 10/3/78 (Reg. S)(f)		1,000,000	962,500
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		565,000	295,213
5.125% 1/15/28(d)		1,568,000	889,154
			160,910,929
TOTAL COMMUNICATION SERVICES			1,054,925,978

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	931,995
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	969,748
Valeo SA 1% 8/3/28 (Reg. S)	EUR	3,300,000	2,699,527
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,475,338
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,296,344
			8,372,952
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,211,376
4.25% 5/15/23		3,453,000	3,440,593
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)		12,830,000	12,380,950
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		19,413,000	19,233,119
			46,266,038
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,993,000	6,503,490
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,755,000	12,127,613
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,375,637
Service Corp. International:
4% 5/15/31		3,715,000	3,182,975
5.125% 6/1/29		4,485,000	4,248,125
Sotheby's 7.375% 10/15/27 (d)		11,468,000	11,169,775
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		9,925,000	9,302,901
			51,910,516
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		3,260,000	2,745,442
4.375% 1/15/28(d)		4,880,000	4,440,263
5.75% 4/15/25(d)		110,000	110,275
Affinity Gaming LLC 6.875% 12/15/27 (d)		7,520,000	6,450,957
Aramark Services, Inc.:
5% 2/1/28(d)		2,324,000	2,173,335
6.375% 5/1/25(d)		480,000	479,050
Caesars Entertainment, Inc.:
6.25% 7/1/25(d)		4,730,000	4,674,671
8.125% 7/1/27(d)		20,350,000	20,427,330
Carnival Corp.:
5.75% 3/1/27(d)		10,365,000	7,804,393
6% 5/1/29(d)		7,535,000	5,335,571
6.65% 1/15/28		450,000	298,125
7.625% 3/1/26(d)		11,355,000	9,566,588
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		6,295,000	5,302,279
Garden SpinCo Corp. 8.625% 7/20/30 (d)		935,000	992,636
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,172,900
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,251,000	5,198,490
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		7,390,000	6,084,261
3.75% 5/1/29(d)		750,000	665,558
4% 5/1/31(d)		4,275,000	3,595,984
5.75% 5/1/28(d)		420,000	411,718
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,176,195
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	6,990,000	7,323,286
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,233,000
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,105,000	1,641,900
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		400,000	336,993
4.75% 1/15/28		1,395,000	1,223,737
6.125% 9/15/25(d)		683,000	674,600
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,353,485
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	1,821,041
NCL Corp. Ltd.:
5.875% 3/15/26(d)		1,345,000	1,103,278
7.75% 2/15/29(d)		2,845,000	2,276,000
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	739,851
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		3,770,000	3,016,000
5.875% 9/1/31(d)		1,790,000	1,363,765
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		5,550,000	4,562,918
5.375% 7/15/27(d)		2,130,000	1,764,921
5.5% 8/31/26(d)		5,685,000	4,931,738
5.5% 4/1/28(d)		7,300,000	5,958,625
11.625% 8/15/27(d)		870,000	885,225
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,091,293
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	581,326
Times Square Hotel Trust 8.528% 8/1/26 (d)		735,188	723,898
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	760,000
Voc Escrow Ltd. 5% 2/15/28 (d)		2,170,000	1,870,280
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	1,880,865
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,364,733
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,414,506
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,441,253
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	4,549,205
			162,993,743
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	420,929
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,054,841
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	2,692,078
TopBuild Corp. 4.125% 2/15/32 (d)		5,005,000	4,005,494
			8,173,342
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	874,577
B2W Digital Lux SARL 4.375% 12/20/30 (d)		2,220,000	1,370,295
JD.com, Inc. 3.375% 1/14/30		2,255,000	1,982,032
Match Group Holdings II LLC:
4.125% 8/1/30(d)		2,650,000	2,212,750
5% 12/15/27(d)		2,650,000	2,462,571
Meituan:
2.125% 10/28/25(d)		1,375,000	1,199,688
3.05% 10/28/30(d)		1,235,000	910,658
Prosus NV:
3.257% 1/19/27(d)		850,000	743,478
3.68% 1/21/30(d)		1,370,000	1,101,206
4.027% 8/3/50(d)		1,605,000	972,831
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		1,507,000	1,145,320
Uber Technologies, Inc. 8% 11/1/26 (d)		7,245,000	7,327,480
			22,302,886
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	15,414,794
Mattel, Inc.:
3.375% 4/1/26(d)		3,230,000	2,966,141
3.75% 4/1/29(d)		7,105,000	6,221,635
5.875% 12/15/27(d)		2,650,000	2,591,276
			27,193,846
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	9,576,000	11,073,767
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	6,284,416
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	2,492,409
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,754,980
4.375% 4/1/30		1,505,000	1,208,432
			22,814,004
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,663,692
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,348,024
4% 4/15/30		20,750,000	19,403,599
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	927,641
Carvana Co.:
4.875% 9/1/29(d)		1,850,000	618,213
5.5% 4/15/27(d)		3,025,000	1,085,703
5.875% 10/1/28(d)		760,000	266,722
10.25% 5/1/30(d)		440,000	187,000
Foot Locker, Inc. 4% 10/1/29 (d)		4,845,000	3,994,993
LBM Acquisition LLC 6.25% 1/15/29 (d)		3,310,000	2,279,974
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,267,081
4.25% 4/1/52		29,879,000	24,388,901
4.45% 4/1/62		33,905,000	27,406,113
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,985,000	1,453,883
7.875% 5/1/29(d)		1,530,000	904,613
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,396,787
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	3,079,739
			99,672,678
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	651,441
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	2,756,584
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	3,285,600
			6,693,625
TOTAL CONSUMER DISCRETIONARY			456,393,630

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,354,833
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	22,078,932
4.9% 2/1/46		28,689,000	26,838,079
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	249,000	324,334
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	30,752,942
4.35% 6/1/40		13,754,000	12,415,608
4.6% 6/1/60		14,912,000	13,427,619
4.75% 4/15/58		17,929,000	16,386,028
5.45% 1/23/39		18,170,000	18,576,496
5.55% 1/23/49		34,229,000	35,044,570
5.8% 1/23/59 (Reg. S)		36,395,000	38,576,165
Central American Bottling Corp. 5.25% 4/27/29 (d)		1,195,000	1,068,031
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	6,459,596
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		13,045,000	10,152,728
			241,455,961
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		14,635,000	12,191,284
4.875% 2/15/30(d)		3,660,000	3,265,598
C&S Group Enterprises LLC 5% 12/15/28 (d)		9,765,000	7,250,653
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		2,360,000	2,262,355
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,247,000	2,168,355
Sysco Corp.:
5.95% 4/1/30		8,801,000	9,202,859
6.6% 4/1/50		13,280,000	14,815,151
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,130,000	1,002,773
4.75% 2/15/29(d)		3,290,000	2,931,785
			55,090,813
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		2,090,000	1,940,173
BRF SA 4.875% 1/24/30 (d)		915,000	757,651
Camposol SA 6% 2/3/27 (d)		605,000	352,715
Darling Ingredients, Inc. 6% 6/15/30 (d)		1,365,000	1,331,134
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		33,645,000	29,325,655
3% 5/15/32(d)		33,235,000	26,048,097
3.625% 1/15/32(d)		9,085,000	7,495,125
5.125% 2/1/28(d)		11,235,000	10,713,503
5.5% 1/15/30(d)		10,315,000	9,893,735
5.75% 4/1/33(d)		23,135,000	22,411,569
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	5,656,442
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		6,450,000	5,704,251
Post Holdings, Inc.:
4.625% 4/15/30(d)		2,555,000	2,241,629
5.5% 12/15/29(d)		3,595,000	3,301,882
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,090,522
			128,264,083
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	3,650,000	3,240,304
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,720,000	1,355,016
			4,595,320
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	19,649,564
4.25% 8/9/42		17,795,000	13,268,375
4.5% 5/2/43		11,887,000	8,969,397
4.8% 2/14/29		3,305,000	3,172,364
5.375% 1/31/44		21,453,000	18,690,769
5.95% 2/14/49		14,275,000	12,678,700
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	8,194,000	8,062,915
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		12,260,000	11,289,170
4.25% 7/21/25(d)		11,765,000	11,230,213
6.125% 7/27/27(d)		12,116,000	12,118,717
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,229,836
5.7% 8/15/35		2,699,000	2,491,679
5.85% 8/15/45		22,737,000	19,883,252
6.15% 9/15/43		2,874,000	2,581,878
7.25% 6/15/37		3,221,000	3,310,148
			156,626,977
TOTAL CONSUMER STAPLES			586,033,154

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,287,206	1,058,164
Halliburton Co.:
3.8% 11/15/25		152,000	148,775
4.85% 11/15/35		5,447,000	5,105,031
Oleoducto Central SA 4% 7/14/27 (d)		2,385,000	2,054,081
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		3,231,000	3,302,486
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	431,547
6.95% 3/18/30 (Reg. S)		750,000	760,313
Technip Energies NV 1.125% 5/28/28	EUR	5,100,000	4,296,638
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		1,677,000	1,682,031
7.625% 11/7/24(d)		2,315,000	2,336,414
8.375% 11/7/28(d)		485,000	492,214
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,655,523	1,612,629
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		303,999	299,875
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		854,000	828,380
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,898,750	1,846,534
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		378,000	370,440
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,852,290	1,834,343
			28,459,895
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp. 4.25% 1/15/30		1,080,000	970,553
Canacol Energy Ltd. 5.75% 11/24/28 (d)		985,000	829,432
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,649,478
3.9% 2/1/25		15,925,000	15,584,995
5.85% 2/1/35		6,942,000	6,781,976
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,644,187
5.4% 6/15/47		4,073,000	3,762,246
6.75% 11/15/39		3,372,000	3,547,700
Cheniere Energy Partners LP 3.25% 1/31/32		3,935,000	3,202,106
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,167,913
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		7,670,000	7,497,019
7% 6/15/25(d)		4,818,000	4,747,248
CNX Resources Corp. 7.375% 1/15/31 (d)		2,150,000	2,151,161
Colgate Energy Partners III LLC:
5.875% 7/1/29(d)		4,795,000	4,411,400
7.75% 2/15/26(d)		1,465,000	1,452,287
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	2,953,488
Comstock Resources, Inc.:
5.875% 1/15/30(d)		4,680,000	4,311,918
6.75% 3/1/29(d)		6,100,000	5,957,565
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		18,087,000	17,019,293
5.75% 4/1/25		3,354,000	3,269,734
6% 2/1/29(d)		9,815,000	9,054,338
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,835,000	1,689,393
5.625% 10/15/25(d)		335,000	327,044
CVR Energy, Inc.:
5.25% 2/15/25(d)		6,190,000	5,933,239
5.75% 2/15/28(d)		9,715,000	8,740,003
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,505,675
5.85% 5/21/43(d)(f)		16,107,000	15,757,514
6.45% 11/3/36(d)		8,754,000	8,700,924
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	6,554,139
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,765,000	2,752,558
DT Midstream, Inc. 4.125% 6/15/29 (d)		2,270,000	2,000,097
EG Global Finance PLC:
6.75% 2/7/25(d)		5,870,000	5,341,700
8.5% 10/30/25(d)		8,795,000	8,393,333
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		3,520,000	2,930,400
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	5,583,018
Enbridge, Inc.:
4% 10/1/23		9,942,000	9,829,899
4.25% 12/1/26		4,925,000	4,775,142
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,298,001
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,442,263
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,306,400
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,578,107
3.9% 5/15/24(f)		2,707,000	2,646,373
4.2% 9/15/23		3,683,000	3,656,101
4.25% 3/15/23		3,594,000	3,582,562
4.5% 4/15/24		4,042,000	3,991,262
4.95% 6/15/28		12,566,000	12,155,552
5% 5/15/50		36,762,000	30,297,399
5.25% 4/15/29		6,576,000	6,397,332
5.4% 10/1/47		33,221,000	28,649,042
5.8% 6/15/38		7,006,000	6,496,278
6% 6/15/48		6,263,000	5,752,453
6.125% 12/15/45		1,400,000	1,325,942
6.25% 4/15/49		4,516,000	4,270,663
EnLink Midstream LLC 5.625% 1/15/28 (d)		4,085,000	3,982,875
EQM Midstream Partners LP:
4% 8/1/24		2,215,000	2,115,325
6% 7/1/25(d)		239,000	234,220
6.5% 7/1/27(d)		2,915,000	2,827,550
7.5% 6/1/27(d)		1,100,000	1,111,671
7.5% 6/1/30(d)		1,100,000	1,109,609
FEL Energy VI SARL 5.75% 12/1/40 (d)		725,254	591,082
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		924,660	779,026
2.625% 3/31/36(d)		2,795,000	2,213,815
GeoPark Ltd. 5.5% 1/17/27 (d)		1,010,000	872,388
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		3,210,000	2,914,680
7% 8/1/27		5,189,000	4,916,578
Golar LNG Ltd. 7% 10/20/25 (d)		2,435,000	2,298,488
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,490,000	1,426,675
Hess Corp.:
4.3% 4/1/27		20,911,000	20,099,959
5.6% 2/15/41		19,538,000	18,829,528
5.8% 4/1/47		15,757,000	15,305,982
7.125% 3/15/33		3,656,000	3,998,298
7.3% 8/15/31		8,054,000	8,851,210
7.875% 10/1/29		13,500,000	15,113,654
Hess Midstream Partners LP:
4.25% 2/15/30(d)		1,520,000	1,299,600
5.125% 6/15/28(d)		4,372,000	4,116,063
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		1,080,000	989,342
6.25% 11/1/28(d)		1,080,000	1,028,498
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		3,570,000	3,252,849
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	909,288
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		915,000	675,728
4.75% 4/24/25(d)		283,000	271,910
5.75% 4/19/47(d)		460,000	345,403
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,664,899
5.5% 3/1/44		27,364,000	25,373,314
6.55% 9/15/40		1,203,000	1,214,613
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,674,164
5.55% 6/1/45		7,786,000	7,266,083
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,798,432
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		990,000	988,046
6.125% 6/30/25 (Reg. S)(d)		1,635,000	1,604,350
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,650,000	1,361,250
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		1,645,000	1,440,712
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	275,152
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,255,988
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,261,041
4.8% 2/15/29		3,672,000	3,534,061
4.875% 12/1/24		8,532,000	8,458,378
4.95% 9/1/32		22,661,000	21,449,343
5.5% 2/15/49		11,018,000	9,898,886
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	834,524
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		1,605,000	321,000
7.625% 11/8/26(d)		565,000	101,700
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		27,825,000	26,891,610
6.75% 9/15/25(d)		19,717,000	19,258,185
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		5,555,000	5,017,369
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		7,356,000	1,916,164
Occidental Petroleum Corp.:
5.55% 3/15/26		15,687,000	15,687,000
6.45% 9/15/36		16,266,000	16,306,665
6.6% 3/15/46		18,160,000	18,523,200
7.5% 5/1/31		25,260,000	27,407,100
7.875% 9/15/31		935,000	1,023,825
8.875% 7/15/30		3,205,000	3,673,731
Petrobras Global Finance BV:
6.75% 6/3/50		1,195,000	1,017,602
6.875% 1/20/40		890,000	824,251
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		621,100	27,950
6% 5/16/24(d)(e)		3,207,669	144,345
6% 11/15/26(d)(e)		2,790,167	147,879
12.75% 12/31/49(d)(e)		172,000	7,741
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	20,623,500
4.875% 1/18/24		3,116,000	3,055,238
5.35% 2/12/28		650,000	540,313
5.95% 1/28/31		70,847,000	52,979,387
6.35% 2/12/48		43,373,000	26,240,665
6.49% 1/23/27		36,590,000	33,106,632
6.5% 3/13/27		74,753,000	67,397,305
6.5% 6/2/41		380,000	243,200
6.625% 6/15/35		5,003,000	3,517,609
6.7% 2/16/32		20,512,000	15,811,675
6.75% 9/21/47		31,543,000	20,069,234
6.84% 1/23/30		71,806,000	58,952,726
6.875% 10/16/25		1,060,000	1,028,518
6.875% 8/4/26		1,395,000	1,318,275
6.95% 1/28/60		24,897,000	15,692,579
7.69% 1/23/50		53,530,000	36,437,871
Petronas Capital Ltd.:
3.404% 4/28/61(d)		765,000	538,744
3.5% 4/21/30(d)		625,000	573,944
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,858,470
3.85% 4/9/25		2,401,000	2,347,868
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,286,691
3.6% 11/1/24		4,912,000	4,738,342
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,375,000	2,283,414
PT Pertamina Persero 4.175% 1/21/50 (d)		645,000	499,946
Qatar Petroleum:
1.375% 9/12/26(d)		2,965,000	2,623,906
2.25% 7/12/31(d)		2,990,000	2,485,438
3.125% 7/12/41(d)		2,380,000	1,800,321
3.3% 7/12/51(d)		3,780,000	2,741,209
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		220,000	187,117
4.95% 7/15/29(d)		2,610,000	2,346,946
6.875% 4/15/40(d)		990,000	821,700
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		3,550,000	3,177,250
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,291,203
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		2,495,000	2,276,688
3.5% 4/16/29(d)		4,905,000	4,537,125
3.5% 11/24/70(d)		830,000	573,738
4.25% 4/16/39(d)		4,395,000	3,956,599
4.375% 4/16/49(d)		1,025,000	891,750
Sibur Securities DAC 2.95% 7/8/25 (c)(d)(e)		610,000	396,500
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		980,000	890,987
2.7% 5/13/30(d)		600,000	525,468
SM Energy Co. 5.625% 6/1/25		2,785,000	2,709,352
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	1,988,986
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,511,073
5.875% 3/15/28		2,625,000	2,500,169
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		5,665,000	5,140,988
6% 3/1/27(d)		13,210,000	12,557,888
6% 12/31/30(d)		12,460,000	11,276,175
6% 9/1/31(d)		5,080,000	4,527,550
7.5% 10/1/25(d)		2,030,000	2,055,375
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,248,343
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,055,342
3.9% 1/15/25		16,989,000	16,593,494
4% 9/15/25		1,911,000	1,863,124
4.3% 3/4/24		26,077,000	25,769,804
4.5% 11/15/23		4,667,000	4,630,033
4.55% 6/24/24		21,661,000	21,436,982
4.65% 8/15/32		23,596,000	22,351,078
5.3% 8/15/52		5,344,000	4,908,778
5.75% 6/24/44		12,223,000	11,902,661
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,471,355
Tullow Oil PLC:
7% 3/1/25(d)		470,000	321,950
10.25% 5/15/26(d)		2,575,000	2,214,500
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	207,363
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		2,920,000	2,522,150
4.125% 8/15/31(d)		2,890,000	2,492,625
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,079,320
4.65% 7/1/26		5,039,000	4,900,604
4.75% 8/15/28		3,701,000	3,423,425
YPF SA:
8.5% 3/23/25(d)		983,750	855,863
8.75% 4/4/24(d)		3,051,300	2,823,978
			1,356,764,112
TOTAL ENERGY			1,385,224,007

FINANCIALS - 15.2%
Banks - 6.5%
Access Bank PLC 6.125% 9/21/26 (d)		1,615,000	1,252,937
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	8,020,000	7,599,514
2.25% 4/4/28 (Reg. S)(f)	EUR	10,100,000	9,419,578
2.875% 5/30/31 (Reg. S)(f)	EUR	2,100,000	1,951,306
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,043,090
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		212,000	210,808
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	162,334
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	27,000,260
2.496% 2/13/31(f)		10,000,000	8,227,023
3.3% 1/11/23		574,000	573,046
3.419% 12/20/28(f)		14,844,000	13,535,549
3.5% 4/19/26		13,098,000	12,558,774
3.705% 4/24/28(f)		20,736,000	19,315,656
3.864% 7/23/24(f)		43,427,000	42,978,103
3.95% 4/21/25		10,930,000	10,682,071
4.1% 7/24/23		7,314,000	7,284,494
4.25% 10/22/26		9,380,000	9,184,444
4.45% 3/3/26		4,916,000	4,835,160
4.571% 4/27/33(f)		10,000,000	9,319,755
5.015% 7/22/33(f)		202,394,000	195,394,938
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	6,600,000	5,778,042
2.029% 9/30/27(d)(f)		7,550,000	6,260,989
2.375% 10/14/29 (Reg. S)(f)	EUR	5,940,000	5,736,664
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	2,350,000	2,413,830
2.852% 5/7/26(f)		31,500,000	29,043,460
4.375% 1/12/26		15,982,000	15,370,809
5.088% 6/20/30(f)		26,155,000	23,558,015
5.2% 5/12/26		12,530,000	12,148,960
5.262% 1/29/34 (Reg. S)(f)	EUR	1,590,000	1,676,996
5.746% 8/9/33(f)		1,801,000	1,725,091
7.437% 11/2/33(f)		1,650,000	1,747,832
8.407% 11/14/32 (Reg. S)(f)	GBP	2,300,000	2,868,593
BNP Paribas SA:
2.159% 9/15/29(d)(f)		10,072,000	8,170,411
2.219% 6/9/26(d)(f)		27,762,000	25,495,760
2.5% 3/31/32 (Reg. S)(f)	EUR	7,600,000	7,085,832
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	6,225,077
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	8,300,807
3.352% 4/24/25(f)		17,534,000	16,955,815
4.3% 11/20/26		5,384,000	5,252,119
4.4% 6/10/25		31,901,000	31,373,792
4.412% 3/31/31(f)		42,031,000	39,068,102
4.45% 9/29/27		19,254,000	18,544,310
4.6% 3/9/26		8,567,000	8,446,200
4.91% 5/24/33(f)		72,011,000	68,562,676
5.5% 9/13/25		14,874,000	15,095,719
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,612,066
Commerzbank AG 8.625% 2/28/33 (Reg. S) (f)	GBP	700,000	851,784
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	7,920,856
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	1,600,000	1,808,049
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	3,553,224
5.375% 1/12/24 (Reg. S)		6,050,000	6,017,438
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	266,220
Discover Bank 4.2% 8/8/23		11,373,000	11,292,897
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,791,652
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,879,653
4.95% 3/31/30		5,616,000	5,382,259
5.402% 8/11/33(f)		900,000	842,649
7.39% 11/3/28(f)		2,850,000	2,988,914
8.201% 11/16/34 (Reg. S)(f)	GBP	3,200,000	4,011,882
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		5,666,000	5,078,648
4.198% 6/1/32(d)(f)		4,469,000	3,296,181
5.017% 6/26/24(d)		16,671,000	16,052,233
5.71% 1/15/26(d)		65,914,000	63,682,635
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	8,493,225
2.956% 5/13/31(f)		16,800,000	14,009,313
3.797% 7/23/24(f)		44,260,000	43,792,516
4.452% 12/5/29(f)		40,200,000	38,208,921
4.493% 3/24/31(f)		60,900,000	57,740,194
4.586% 4/26/33(f)		89,633,000	84,196,175
4.912% 7/25/33(f)		89,141,000	85,959,972
5.717% 9/14/33(f)		41,000,000	40,559,852
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	1,470,000	1,739,171
1.75% 7/11/24 (Reg. S)	GBP	1,530,000	1,751,425
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	3,200,000	3,217,512
4.976% 8/11/33(f)		900,000	828,305
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	558,320
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	5,261,907
3.073% 5/22/28(f)		17,464,000	15,460,620
3.619% 3/29/29 (Reg. S)(f)	GBP	4,700,000	4,934,136
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	2,485,337
4.8% 4/5/26		15,141,000	14,756,577
5.125% 5/28/24		44,276,000	43,743,326
7.416% 6/6/33 (Reg. S)(f)	GBP	2,600,000	3,140,137
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	33,032,151
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		97,750	68,657
PNC Financial Services Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (f)(g)		25,000,000	23,193,795
Rabobank Nederland 4.375% 8/4/25		16,524,000	16,057,912
Societe Generale:
1.038% 6/18/25(d)(f)		70,150,000	64,008,016
1.488% 12/14/26(d)(f)		37,622,000	32,534,497
4.25% 4/14/25(d)		2,700,000	2,579,551
4.75% 11/24/25(d)		1,750,000	1,666,854
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,189,212
5.625% 8/23/27		19,587,000	18,962,164
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	5,050,000	4,466,019
5.861% 6/19/32(d)(f)		4,900,000	4,266,730
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	3,615,261
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	1,470,000	1,716,617
2.406% 10/30/25(f)		18,129,000	17,085,095
2.572% 2/11/31(f)		10,000,000	8,366,898
3.526% 3/24/28(f)		33,177,000	30,817,984
4.478% 4/4/31(f)		58,414,000	55,211,068
4.897% 7/25/33(f)		35,000,000	33,724,727
5.013% 4/4/51(f)		83,211,000	78,160,498
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	1,450,000	1,748,416
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	11,533,722
			1,835,606,766
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	12,884,857
4.25% 2/15/24		9,340,000	9,237,064
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	44,061,382
4.2% 6/10/24		31,505,000	30,541,380
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,729,750
Coinbase Global, Inc.:
3.375% 10/1/28(d)		6,190,000	3,617,931
3.625% 10/1/31(d)		7,660,000	4,136,400
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	3,352,698
2.593% 9/11/25(d)(f)		38,976,000	34,528,400
3.75% 3/26/25		12,391,000	10,983,747
3.8% 6/9/23		23,347,000	22,353,794
3.869% 1/12/29(d)(f)		11,793,000	9,419,435
4.194% 4/1/31(d)(f)		40,588,000	30,770,216
4.207% 6/12/24(d)(f)		18,061,000	17,525,308
4.282% 1/9/28(d)		6,700,000	5,459,241
6.5% 8/8/23 (Reg. S)		1,435,000	1,341,725
6.537% 8/12/33(d)(f)		450,000	394,219
7.375% 9/7/33 (Reg. S)(f)	GBP	1,900,000	2,124,208
7.75% 3/1/29 (Reg. S)(f)	EUR	4,400,000	4,512,241
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	3,100,000	2,989,727
4% 6/24/32 (Reg. S)(f)	EUR	6,900,000	6,482,948
4.1% 1/13/26		5,495,000	5,272,465
4.5% 4/1/25		82,560,000	78,281,577
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		60,841,000	44,729,731
5.882% 7/8/31(f)		10,000,000	8,621,331
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	27,473,837
2.6% 2/7/30		10,000,000	8,369,791
3.102% 2/24/33(f)		32,036,000	26,606,344
3.691% 6/5/28(f)		128,004,000	119,713,989
3.8% 3/15/30		70,690,000	64,250,680
6.75% 10/1/37		6,976,000	7,476,435
Hightower Holding LLC 6.75% 4/15/29 (d)		3,180,000	2,637,667
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,158,868
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,781,210
3.75% 3/24/25		20,324,000	19,804,469
4.875% 2/15/24		6,892,000	6,875,562
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	8,379,670
3.125% 1/23/23		8,282,000	8,266,113
3.125% 7/27/26		69,344,000	65,043,267
3.622% 4/1/31(f)		39,278,000	35,002,903
3.737% 4/24/24(f)		79,634,000	79,084,091
4.431% 1/23/30(f)		14,132,000	13,365,384
4.889% 7/20/33(f)		69,805,000	66,586,883
5% 11/24/25		27,517,000	27,581,274
MSCI, Inc.:
3.25% 8/15/33(d)		1,965,000	1,543,765
3.625% 9/1/30(d)		3,935,000	3,303,929
UBS Group AG:
1.494% 8/10/27(d)(f)		21,621,000	18,578,599
4.125% 9/24/25(d)		12,029,000	11,669,126
4.988% 8/5/33 (Reg. S)(f)		900,000	838,504
			1,025,744,135
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	38,085,659
2.45% 10/29/26		15,103,000	13,279,998
2.875% 8/14/24		22,114,000	20,930,557
3% 10/29/28		15,819,000	13,365,305
3.3% 1/30/32		26,922,000	21,456,018
4.125% 7/3/23		13,016,000	12,899,040
4.45% 4/3/26		10,546,000	10,117,960
4.875% 1/16/24		16,603,000	16,368,228
6.5% 7/15/25		13,775,000	13,916,332
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,346,326
3.05% 6/5/23		36,615,000	36,125,014
5.125% 9/30/24		8,417,000	8,350,521
5.75% 11/20/25		20,763,000	20,486,156
5.8% 5/1/25		20,531,000	20,615,743
7.1% 11/15/27		32,320,000	33,237,771
8% 11/1/31		20,441,000	21,928,374
Capital One Financial Corp.:
2.636% 3/3/26(f)		17,584,000	16,397,876
3.273% 3/1/30(f)		22,490,000	19,256,227
3.65% 5/11/27		52,443,000	49,393,184
3.8% 1/31/28		24,176,000	22,588,294
4.985% 7/24/26(f)		22,984,000	22,783,299
5.247% 7/26/30(f)		35,910,000	34,228,111
5.268% 5/10/33(f)		10,000,000	9,417,435
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,132,358
4.1% 2/9/27		11,988,000	11,263,724
4.5% 1/30/26		15,184,000	14,616,728
6.7% 11/29/32		5,478,000	5,572,777
Ford Motor Credit Co. LLC:
2.9% 2/10/29		3,780,000	3,096,992
3.625% 6/17/31		1,965,000	1,612,862
3.815% 11/2/27		2,280,000	2,042,424
4% 11/13/30		985,000	833,162
4.063% 11/1/24		77,591,000	74,902,138
4.95% 5/28/27		3,935,000	3,723,966
5.584% 3/18/24		20,831,000	20,596,651
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	3,701,584
3.875% 9/15/28		8,155,000	6,470,177
6.875% 3/15/25		2,910,000	2,826,468
7.125% 3/15/26		6,935,000	6,718,593
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		1,290,000	1,166,483
5.1% 7/16/23(d)		305,000	301,950
Synchrony Financial:
3.95% 12/1/27		24,512,000	21,915,312
4.25% 8/15/24		23,318,000	22,744,272
4.375% 3/19/24		19,957,000	19,600,212
5.15% 3/19/29		36,585,000	34,874,377
			751,286,638
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		8,300,000	8,119,994
Altus Midstream LP 5.875% 6/15/30 (d)		2,300,000	2,161,333
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	62,211,742
4.875% 4/14/26	GBP	6,500,000	7,065,378
7.05% 9/29/25(d)		28,315,000	28,371,428
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,754,276
4.05% 7/1/30		19,581,000	17,112,502
4.125% 6/15/26		15,162,000	14,242,647
4.125% 5/15/29		18,497,000	16,531,740
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		7,079,000	6,778,988
3.65% 4/5/27(d)		24,155,000	22,610,428
3.85% 4/5/29(d)		9,902,000	9,013,961
3.9% 4/5/32(d)		11,788,000	10,394,732
4.35% 4/5/42(d)		2,681,000	2,195,010
4.4% 4/5/52(d)		7,930,000	6,373,893
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		705,000	672,148
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,100,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		7,285,000	6,128,506
5.25% 5/15/27		16,575,000	15,207,563
6.25% 5/15/26		10,791,000	10,565,036
Intercement Financial Operatio 5.75% 7/17/24 (d)		742,000	498,995
Jackson Financial, Inc.:
5.17% 6/8/27		10,301,000	10,094,699
5.67% 6/8/32		12,953,000	12,306,037
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,479,958
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	5,300,000	5,872,136
6.5% 10/20/48 (Reg. S)(f)		4,150,000	3,972,065
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		1,375,000	1,227,016
5.5% 4/28/33(d)		810,000	849,488
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		29,988	696
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,008,447
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	17,890,502
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	17,199,142
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	390,600
Sparc Em Spc 0% 12/5/22 (d)		25,425	25,359
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	4,463,290
			357,889,891
Insurance - 1.1%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	2,000,000	1,612,569
3.2% 9/16/40(d)		13,571,000	9,815,246
3.375% 4/7/30(d)		28,695,000	25,332,086
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)		6,756,000	6,080,400
American International Group, Inc. 2.5% 6/30/25		36,668,000	34,622,713
AmWINS Group, Inc. 4.875% 6/30/29 (d)		7,460,000	6,446,424
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	3,943,223
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	3,318,083
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	5,921,434
5.75% 8/15/50 (Reg. S)(f)		14,850,000	13,961,554
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,022,077
Five Corners Funding Trust II 2.85% 5/15/30 (d)		42,017,000	35,648,403
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	7,486,331
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,406,370
4.75% 3/15/39		5,849,000	5,378,721
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	14,325,200
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,020,022
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	19,622,388
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,448,614
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	8,860,275
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	5,100,000	4,676,282
6.75% 12/2/44 (Reg. S)(f)		6,610,000	6,238,188
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	804,330
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	6,747,280
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	3,746,642
Unum Group:
3.875% 11/5/25		13,752,000	13,195,513
4% 6/15/29		15,636,000	14,184,899
5.75% 8/15/42		16,274,000	14,521,212
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	3,786,750
			300,173,229
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (f)	GBP	2,200,000	2,659,425

TOTAL FINANCIALS			4,273,360,084

HEALTH CARE - 1.9%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,930,000	3,118,500
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		4,140,000	3,479,173
			6,597,673
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		5,680,000	4,870,600
4.625% 7/15/28(d)		2,570,000	2,364,400
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,337,700
Hologic, Inc.:
3.25% 2/15/29(d)		5,065,000	4,450,160
4.625% 2/1/28(d)		443,000	424,119
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,272,045
			14,719,024
Health Care Providers & Services - 1.4%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	2,995,925
AMN Healthcare 4% 4/15/29 (d)		4,420,000	3,877,887
Cano Health, Inc. 6.25% 10/1/28 (d)		3,795,000	1,916,475
Centene Corp.:
2.45% 7/15/28		29,620,000	24,909,774
2.625% 8/1/31		13,830,000	10,873,423
3% 10/15/30		2,650,000	2,171,914
3.375% 2/15/30		24,530,000	20,894,974
4.25% 12/15/27		18,995,000	17,826,428
4.625% 12/15/29		28,835,000	26,811,792
Cigna Corp.:
3.05% 10/15/27		10,400,000	9,600,204
4.375% 10/15/28		19,595,000	19,097,760
4.8% 8/15/38		12,201,000	11,511,513
Community Health Systems, Inc.:
4.75% 2/15/31(d)		6,280,000	4,601,293
5.25% 5/15/30(d)		12,305,000	9,383,793
5.625% 3/15/27(d)		7,615,000	6,463,536
6% 1/15/29(d)		3,545,000	2,957,735
6.125% 4/1/30(d)		4,265,000	2,175,150
6.875% 4/15/29(d)		5,185,000	2,773,975
8% 3/15/26(d)		3,460,000	3,193,199
CVS Health Corp.:
3% 8/15/26		2,303,000	2,164,876
3.625% 4/1/27		7,027,000	6,739,182
4.78% 3/25/38		18,481,000	17,079,972
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		1,425,000	1,047,375
4.625% 6/1/30(d)		12,270,000	9,932,320
Elevance Health, Inc. 3.3% 1/15/23		4,104,000	4,095,870
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	17,955,188
3.625% 3/15/32(d)		3,086,000	2,638,051
5.625% 9/1/28		16,701,000	16,648,472
5.875% 2/1/29		15,195,000	15,297,910
HealthEquity, Inc. 4.5% 10/1/29 (d)		7,250,000	6,351,725
Humana, Inc. 3.7% 3/23/29		9,378,000	8,635,936
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	903,968
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	1,896,300
Option Care Health, Inc. 4.375% 10/31/29 (d)		4,520,000	3,847,887
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,234,988
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		4,600,000	3,881,526
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,885,000	5,765,051
Sabra Health Care LP 3.2% 12/1/31		36,074,000	27,049,757
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		5,960,000	5,171,373
4.375% 1/15/30(d)		7,560,000	6,585,289
4.625% 7/15/24		787,000	770,076
4.625% 6/15/28(d)		5,865,000	5,249,287
6.125% 10/1/28(d)		18,860,000	16,643,950
6.125% 6/15/30(d)		4,220,000	3,998,788
6.25% 2/1/27(d)		2,030,000	1,944,639
Toledo Hospital 5.325% 11/15/28		6,970,000	5,419,175
			382,985,681
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		1,140,000	853,748

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		1,715,000	1,492,258
4.25% 5/1/28(d)		515,000	469,938
			1,962,196
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		1,908,000	1,874,610
Bausch Health Companies, Inc.:
11% 9/30/28(d)		3,385,000	2,597,988
14% 10/15/30(d)		674,000	373,935
Bayer AG 3.75% 7/1/74 (Reg. S) (f)	EUR	3,300,000	3,319,216
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	13,542,676
Catalent Pharma Solutions 3.5% 4/1/30 (d)		5,800,000	4,727,000
Elanco Animal Health, Inc.:
5.772% 8/28/23		10,157,000	10,115,643
6.4% 8/28/28(f)		4,279,000	3,951,785
Jazz Securities DAC 4.375% 1/15/29 (d)		7,695,000	6,983,366
Mylan NV 4.55% 4/15/28		13,507,000	12,720,003
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		12,300,000	11,069,754
5.125% 4/30/31(d)		3,205,000	2,844,149
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		669,000	667,170
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	654,235
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,642,757
Viatris, Inc.:
1.65% 6/22/25		3,717,000	3,364,783
2.7% 6/22/30		28,896,000	23,048,846
3.85% 6/22/40		8,232,000	5,670,513
4% 6/22/50		14,216,000	9,245,939
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,107,987
			126,522,355
TOTAL HEALTH CARE			533,640,677

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	5,664,801
Bombardier, Inc. 7.875% 4/15/27 (d)		6,280,000	6,136,062
BWX Technologies, Inc.:
4.125% 6/30/28(d)		6,645,000	5,914,050
4.125% 4/15/29(d)		2,565,000	2,257,200
DAE Funding LLC:
1.55% 8/1/24(d)		1,670,000	1,548,524
1.625% 2/15/24(d)		810,000	769,753
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,853,376
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,246,823
The Boeing Co.:
5.04% 5/1/27		13,707,000	13,574,009
5.15% 5/1/30		13,707,000	13,372,974
5.705% 5/1/40		13,710,000	13,063,847
5.805% 5/1/50		23,700,000	22,359,862
5.93% 5/1/60		13,710,000	12,724,829
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,210,535
5.5% 11/15/27		24,802,000	23,375,885
6.25% 3/15/26(d)		7,865,000	7,826,776
7.5% 3/15/27		1,917,000	1,921,793
8% 12/15/25(d)		4,080,000	4,151,400
			146,972,499
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		740,000	573,176
5.125% 8/11/61(d)		545,000	412,599
			985,775
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		3,025,000	2,933,700
Azul Investments LLP:
5.875% 10/26/24(d)		2,048,000	1,661,184
7.25% 6/15/26(d)		695,000	472,600
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	662,458
			5,729,942
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		8,995,000	8,384,015
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,504,941
			10,888,956
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		2,555,000	2,230,030
APX Group, Inc. 6.75% 2/15/27 (d)		2,091,000	2,049,180
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,117,000	10,378,564
CoreCivic, Inc.:
4.75% 10/15/27		8,825,000	7,407,873
8.25% 4/15/26		12,900,000	13,177,976
Covanta Holding Corp. 4.875% 12/1/29 (d)		2,575,000	2,175,875
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	6,819,731
Madison IAQ LLC:
4.125% 6/30/28(d)		5,505,000	4,760,669
5.875% 6/30/29(d)		16,845,000	12,460,752
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		3,940,000	3,794,338
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,056,564
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	2,300,000	2,684,367
Stericycle, Inc.:
3.875% 1/15/29(d)		4,180,000	3,636,600
5.375% 7/15/24(d)		835,000	825,314
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	777,273
The GEO Group, Inc. 9.5% 12/31/28 (d)		2,299,000	2,177,194
			76,412,300
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,216,906
Pike Corp. 5.5% 9/1/28 (d)		11,483,000	10,258,223
Railworks Holdings LP 8.25% 11/15/28 (d)		3,935,000	3,649,713
SRS Distribution, Inc.:
4.625% 7/1/28(d)		1,980,000	1,769,526
6% 12/1/29(d)		1,695,000	1,388,433
			18,282,801
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,985,000	1,726,216

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		1,900,000	1,553,427
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,188,919
			2,742,346
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,429,969
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,440,000	2,855,200
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	11,421,139
			16,706,308
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		915,000	868,564
3.75% 4/6/27(d)		1,460,000	1,330,243
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	536,547
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	5,889,429
			8,624,783
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,365,125
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		13,905,000	12,531,742
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,152,773
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	4,738,125
			21,787,765
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,093,576
JSC Georgian Railway 4% 6/17/28 (d)		520,000	430,235
			4,523,811
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,808,479
3% 9/15/23		2,041,000	2,000,840
3.375% 7/1/25		24,376,000	23,003,131
4.25% 2/1/24		18,355,000	18,029,779
4.25% 9/15/24		7,664,000	7,528,341
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	1,383,000	1,466,837
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,155,038
			59,992,445
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	1,768,754
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,197,850
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	5,200,000	4,249,353
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		37,550,000	34,471,795
3.95% 7/1/24(d)		7,125,000	6,785,463
4.25% 4/15/26(d)		5,430,000	4,926,699
4.375% 5/1/26(d)		16,881,000	15,345,006
5.25% 5/15/24(d)		13,457,000	13,127,733
5.5% 1/15/26(d)		14,454,000	13,690,893
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		2,070,000	1,891,851
3.875% 7/18/29 (Reg. S)		1,545,000	1,421,786
DP World Ltd. 5.625% 9/25/48 (d)		1,080,000	979,628
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		7,095,000	5,888,850
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	5,167,495
7.125% 2/14/24	GBP	6,708,000	8,097,554
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,581,317
			120,592,027
TOTAL INDUSTRIALS			495,967,974

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	6,900,000	6,080,660
CommScope, Inc.:
4.75% 9/1/29(d)		1,960,000	1,650,634
6% 3/1/26(d)		4,260,000	4,121,380
7.125% 7/1/28(d)		3,475,000	2,693,125
8.25% 3/1/27(d)		1,060,000	909,909
HTA Group Ltd. 7% 12/18/25 (d)		1,565,000	1,439,894
			16,895,602
Electronic Equipment & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		6,070,000	5,356,775
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,920,000	3,922,295
5.85% 7/15/25		5,060,000	5,139,515
6.02% 6/15/26		5,064,000	5,171,637
6.1% 7/15/27		9,288,000	9,542,941
6.2% 7/15/30		8,040,000	8,267,730
TTM Technologies, Inc. 4% 3/1/29 (d)		11,095,000	9,412,359
			46,813,252
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	7,308,438
CA Magnum Holdings 5.375% 10/31/26 (d)		1,585,000	1,394,800
Gartner, Inc.:
3.625% 6/15/29(d)		1,330,000	1,164,929
3.75% 10/1/30(d)		2,385,000	2,063,025
4.5% 7/1/28(d)		3,690,000	3,473,840
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		4,275,000	3,612,711
5.25% 12/1/27(d)		3,305,000	3,132,240
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		4,380,000	3,001,833
5.375% 12/1/28(d)		31,459,000	14,344,329
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,533,433
			41,029,578
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(d)		6,532,000	5,520,879
2.45% 2/15/31(d)		66,405,000	52,391,181
2.6% 2/15/33(d)		59,307,000	44,813,004
3.5% 2/15/41(d)		44,880,000	32,463,384
3.75% 2/15/51(d)		21,062,000	14,863,628
Entegris Escrow Corp.:
4.75% 4/15/29(d)		7,310,000	6,616,169
5.95% 6/15/30(d)		5,040,000	4,707,607
Entegris, Inc. 3.625% 5/1/29 (d)		1,775,000	1,473,250
onsemi 3.875% 9/1/28 (d)		2,785,000	2,469,432
			165,318,534
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,648,644
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,210,000	1,087,524
4.875% 7/1/29(d)		1,225,000	1,048,906
Elastic NV 4.125% 7/15/29 (d)		5,485,000	4,458,930
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,594,025
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	6,880,936
MicroStrategy, Inc. 6.125% 6/15/28 (d)		7,360,000	5,443,824
Open Text Corp.:
3.875% 2/15/28(d)		3,090,000	2,606,261
3.875% 12/1/29(d)		6,025,000	4,809,961
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		1,695,000	1,372,594
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,225,181
2.3% 3/25/28		39,119,000	33,894,764
2.8% 4/1/27		26,554,000	24,230,881
2.875% 3/25/31		49,210,000	41,161,119
3.6% 4/1/40		26,550,000	19,938,600
			177,402,150
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		1,305,000	1,026,800
5.875% 4/24/25 (Reg. S)		305,000	297,329
			1,324,129
TOTAL INFORMATION TECHNOLOGY			448,783,245

MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	258,431
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	22,895,482
CVR Partners LP 6.125% 6/15/28 (d)		2,870,000	2,591,409
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	2,944,304
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,416,756
Equate Petrochemical BV:
2.625% 4/28/28(d)		735,000	627,139
4.25% 11/3/26(d)		605,000	573,540
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		6,495,000	5,921,102
7% 12/31/27(d)		665,000	551,950
LSB Industries, Inc. 6.25% 10/15/28 (d)		5,675,000	5,299,996
MEGlobal Canada, Inc. 5% 5/18/25 (d)		1,160,000	1,131,580
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,805,098
5.65% 12/1/44		3,442,000	2,581,500
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		2,885,000	2,405,369
4.875% 6/1/24(d)		2,621,000	2,550,561
5% 5/1/25(d)		1,650,000	1,552,964
5.25% 6/1/27(d)		7,895,000	7,086,370
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	3,086,781
OCP SA:
3.75% 6/23/31(d)		1,380,000	1,120,974
4.5% 10/22/25(d)		305,000	298,009
5.625% 4/25/24(d)		1,710,000	1,712,138
6.875% 4/25/44(d)		275,000	248,669
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		2,755,000	2,232,129
6.25% 10/1/29(d)		3,180,000	2,294,497
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		1,640,000	1,410,400
2.875% 5/11/31(d)		875,000	691,053
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		665,000	555,275
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,567,962
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,523,661
5.875% 3/27/24		1,800,000	1,782,090
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	1,792,764
The Chemours Co. LLC:
4.625% 11/15/29(d)		4,970,000	4,000,850
5.375% 5/15/27		5,878,000	5,319,590
5.75% 11/15/28(d)		14,555,000	12,783,147
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,318,003
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		7,045,000	5,808,180
			117,739,723
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		850,000	717,091
4% 9/1/29(d)		1,745,000	1,396,000
6% 6/15/27(d)		2,965,000	2,894,463
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		2,500,000	2,200,000
Berry Global, Inc. 4.875% 7/15/26 (d)		2,605,000	2,499,471
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		1,175,000	1,132,065
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,010,215
Sealed Air Corp. 5% 4/15/29 (d)		3,275,000	3,045,750
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		7,114,000	6,651,322
8.5% 8/15/27(d)		9,484,000	8,879,152
			30,425,529
Metals & Mining - 0.3%
Antofagasta PLC:
2.375% 10/14/30(d)		1,860,000	1,427,550
5.625% 5/13/32(d)		665,000	638,201
ATI, Inc.:
4.875% 10/1/29		2,005,000	1,709,120
5.875% 12/1/27		16,705,000	15,569,561
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(e)		1,205,000	162,675
Commercial Metals Co. 4.125% 1/15/30		2,295,000	1,974,955
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		675,000	582,525
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		290,000	254,711
3.15% 1/14/30(d)		750,000	665,625
3.7% 1/30/50(d)		1,755,000	1,288,170
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,420,000	1,180,375
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	738,169
ERO Copper Corp. 6.5% 2/15/30 (d)		6,755,000	5,205,572
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		1,455,000	1,403,391
6.875% 10/15/27(d)		5,745,000	5,449,592
7.5% 4/1/25(d)		2,150,000	2,118,825
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	707,820
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,725,000	1,284,780
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	414,041
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,168,282
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	997,825
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		1,235,000	1,042,797
4.625% 3/1/28(d)		6,232,000	5,480,483
Metinvest BV:
7.75% 4/23/23(d)		1,602,000	1,321,650
8.5% 4/23/26 (Reg. S)		435,000	234,900
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,130,000	3,171,988
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,257,500
PT Freeport Indonesia:
4.763% 4/14/27(d)		580,000	555,414
5.315% 4/14/32(d)		985,000	903,738
6.2% 4/14/52(d)		670,000	577,875
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		1,595,000	1,494,116
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	3,555,545
Stillwater Mining Co. 4% 11/16/26 (d)		2,115,000	1,839,521
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(e)		990,000	198,000
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,468,609
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,357,581
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	430,449
			70,831,931
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,246,275
SPA Holdings 3 OY 4.875% 2/4/28 (d)		6,520,000	5,312,299
			6,558,574
TOTAL MATERIALS			225,555,757

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,156,673
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,086,300
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,153,103
3.625% 4/15/32		10,838,000	9,183,002
American Tower Corp. 4.05% 3/15/32		1,254,000	1,140,227
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,658,570
4.5% 12/1/28		12,665,000	11,793,959
6.75% 12/1/27		16,978,000	17,754,875
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,639,926
2.25% 3/15/26		6,484,000	5,694,859
2.75% 4/15/31		6,131,000	4,632,457
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	2,853,362
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	922,453
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,060,248
3.5% 8/1/26		5,039,000	4,717,315
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	1,942,719
3.5% 7/15/29		2,351,000	2,108,780
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	23,646,147
Invitation Homes Operating Partnership LP 4.15% 4/15/32		16,356,000	14,338,805
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	980,528
4.75% 10/1/24		1,225,000	1,204,639
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,302,208
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,691,697
4.4% 6/15/24		2,936,000	2,853,829
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,744,535
3.5% 3/15/31		7,435,000	5,241,675
4.625% 8/1/29		6,155,000	4,840,784
5% 10/15/27		23,696,000	20,231,645
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,679,000	17,362,415
3.375% 2/1/31		13,097,000	10,236,787
3.625% 10/1/29		39,642,000	32,845,828
4.375% 8/1/23		5,521,000	5,448,818
4.5% 1/15/25		6,808,000	6,621,083
4.5% 4/1/27		32,478,000	30,273,069
4.75% 1/15/28		18,782,000	17,336,742
4.95% 4/1/24		11,105,000	10,950,362
5.25% 1/15/26		18,623,000	18,179,071
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,007,500
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,937,469
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,677,498
3.4% 1/15/28		6,031,000	5,578,066
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,052,994
5% 12/15/23		1,293,000	1,276,137
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		660,000	600,336
SBA Communications Corp. 3.125% 2/1/29		6,550,000	5,468,312
Senior Housing Properties Trust 9.75% 6/15/25		341,000	328,622
Service Properties Trust 7.5% 9/15/25		510,000	493,425
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,340,175
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,143,770
4.25% 2/1/26		18,338,000	17,435,037
Store Capital Corp.:
2.7% 12/1/31		7,899,000	5,942,760
2.75% 11/18/30		7,730,000	6,027,887
4.625% 3/15/29		5,948,000	5,447,028
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,121,977
2.7% 7/15/31		15,891,000	12,364,100
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		12,375,000	10,335,724
6.5% 2/15/29(d)		37,205,000	27,252,663
Uniti Group, Inc.:
6% 1/15/30(d)		10,595,000	7,644,716
7.875% 2/15/25(d)		8,135,000	8,169,191
Ventas Realty LP:
3% 1/15/30		28,128,000	23,895,083
3.5% 2/1/25		3,798,000	3,644,008
3.75% 5/1/24		15,927,000	15,526,149
4% 3/1/28		6,996,000	6,522,885
4.125% 1/15/26		3,540,000	3,422,529
4.75% 11/15/30		39,136,000	36,907,010
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,597,542
4.75% 2/15/28		21,253,000	20,034,353
4.95% 2/15/30		33,145,000	31,333,727
5.125% 5/15/32		7,569,000	7,099,798
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	145,882
4.25% 12/1/26(d)		225,000	209,291
4.625% 12/1/29(d)		485,000	440,076
Vornado Realty LP 2.15% 6/1/26		6,904,000	5,835,234
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,059,204
4% 2/1/25		21,671,000	21,079,151
			655,226,804
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	2,154,292
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	7,265,677
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	758,597
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,956,000	1,951,489
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	6,878,923
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,040,140
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,772,244
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,437,337
3.95% 11/15/27		14,429,000	12,629,315
4.1% 10/1/24		13,139,000	12,644,579
4.55% 10/1/29		15,790,000	13,952,042
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	16,703,431
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,638,430
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	300,854
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,486,763
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	445,854
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,146,020
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	2,941,298
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,995,000	1,645,138
4.375% 2/1/31(d)		1,995,000	1,638,394
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	836,103
4.75% 2/1/30		8,025,000	6,359,813
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		190,000	145,113
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	2,000,000	1,399,224
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,490,838
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	1,839,346
Tanger Properties LP:
2.75% 9/1/31		16,274,000	11,639,359
3.125% 9/1/26		8,723,000	7,873,624
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,347,103
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	424,388
			151,785,728
TOTAL REAL ESTATE			807,012,532

UTILITIES - 1.7%
Electric Utilities - 0.8%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		865,000	610,578
Alabama Power Co. 3.05% 3/15/32		19,117,000	16,637,733
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,142,000
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	895,541
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	1,250,000	1,192,580
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		2,595,000	2,198,458
4.75% 3/15/28(d)		1,030,000	951,477
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,717,799
Comision Federal de Electricid:
3.348% 2/9/31(d)		325,000	250,311
4.688% 5/15/29(d)		1,450,000	1,262,225
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,033,741
3.85% 6/15/34	EUR	4,500,000	4,493,238
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		5,172,000	4,090,334
2.775% 1/7/32(d)		16,845,000	13,211,493
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	2,817,329
Enel SpA 3.375% (Reg. S) (f)(h)	EUR	4,075,000	3,853,504
Entergy Corp. 2.8% 6/15/30		11,033,000	9,318,803
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,530,000	1,430,550
6.75% 8/6/23(d)		2,220,000	2,164,500
7.125% 2/11/25(d)		1,185,000	1,108,716
8.45% 8/10/28(d)		325,000	298,188
Eversource Energy 2.8% 5/1/23		9,622,000	9,537,443
Exelon Corp.:
2.75% 3/15/27(d)		5,281,000	4,867,699
3.35% 3/15/32(d)		16,412,000	14,419,407
4.05% 4/15/30		6,798,000	6,413,552
4.7% 4/15/50		3,027,000	2,671,668
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.9244% 10/8/26 (c)(f)(g)		1,456,170	1,461,703
FirstEnergy Corp. 7.375% 11/15/31		23,745,000	26,737,137
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	1,350,000	1,669,623
InterGen NV 7% 6/30/23 (d)		7,075,000	6,921,212
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,454,710
4.25% 5/1/30		8,975,000	8,040,466
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,345,343
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,545,000	1,466,108
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		2,060,000	1,751,000
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,488,025
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	7,062,698
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	165,717
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,565,000	2,961,996
5.25% 6/15/29(d)		3,295,000	3,036,853
ORSTED A/S 5.125% 9/13/34 (Reg. S)	GBP	2,250,000	2,795,933
PG&E Corp.:
5% 7/1/28		6,600,000	6,089,226
5.25% 7/1/30		11,820,000	10,702,833
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	6,866,009
Vistra Operations Co. LLC:
5% 7/31/27(d)		3,800,000	3,566,962
5.625% 2/15/27(d)		3,370,000	3,260,317
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	1,400,000	1,662,835
			234,095,573
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		1,645,000	1,580,335
Nakilat, Inc. 6.067% 12/31/33 (d)		1,157,461	1,184,806
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	711,450
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,473,065
			4,949,656
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,173,491
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	498,800
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,832,524
Energo-Pro A/S 8.5% 2/4/27 (d)		630,000	572,828
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		2,620,000	1,722,486
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,169,431
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	10,050,000	9,808,524
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,326,000	1,196,649
The AES Corp.:
2.45% 1/15/31		18,564,000	14,751,281
3.3% 7/15/25(d)		33,229,000	31,099,864
3.95% 7/15/30(d)		28,974,000	25,366,737
			94,192,615
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		1,160,000	973,893
4.875% 4/23/30(d)		520,000	530,823
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	49,303,834
NiSource, Inc.:
2.95% 9/1/29		31,524,000	27,638,960
5.25% 2/15/43		8,116,000	7,654,831
5.8% 2/1/42		4,036,000	3,830,451
5.95% 6/15/41		5,760,000	5,818,865
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	18,895,325
4.224% 3/15/32		21,626,000	19,294,919
Sempra Energy 6% 10/15/39		9,562,000	9,654,904
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (f)(g)		2,459,000	2,016,530
			145,613,335
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,345,931
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,379,063
6.125% 2/26/24	GBP	755,000	921,102
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,828,521
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	1,490,000	1,730,754
			7,205,371
TOTAL UTILITIES			486,056,550

TOTAL NONCONVERTIBLE BONDS			10,752,953,588
TOTAL CORPORATE BONDS (Cost $12,088,373,656)			10,790,785,765

U.S. Treasury Obligations - 22.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	132,677,563
1.75% 8/15/41	208,680,000	145,586,906
1.875% 11/15/51	400,075,000	263,096,197
2% 11/15/41 (i)(j)	203,400,000	148,140,351
2% 8/15/51	1,286,676,000	874,437,012
2.25% 2/15/52	299,670,000	216,406,223
2.875% 5/15/52	391,355,000	325,313,844
3% 2/15/47	396,205,000	332,827,676
3% 8/15/52	50,000,000	42,812,500
3.25% 5/15/42 (i)(j)	159,181,000	142,989,308
3.375% 8/15/42	4,200,000	3,842,344
U.S. Treasury Notes:
0.75% 3/31/26 (i)(k)	15,751,000	14,164,210
1.25% 5/31/28	847,696,000	740,575,039
1.25% 9/30/28	84,070,000	72,891,317
1.625% 9/30/26	133,928,000	122,957,414
2.625% 7/31/29 (i)	4,009,000	3,740,272
2.75% 5/31/29	446,000,000	419,449,063
2.75% 8/15/32	770,411,000	713,593,189
2.875% 5/15/32	528,778,000	495,646,753
3.125% 8/31/29	239,780,000	230,647,753
3.875% 9/30/29	300,000,000	302,062,500
4% 10/31/29	330,700,000	335,712,172
4.125% 10/31/27	140,000,000	141,782,813
4.375% 10/31/24	23,200,000	23,194,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,524,361,654)		6,244,546,981

U.S. Government Agency - Mortgage Securities - 22.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)	11,626	11,577
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (f)(g)	12,192	12,162
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (f)(g)	4,004	4,020
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)	9,185	9,281
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)	12,910	12,909
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (f)(g)	12,284	12,248
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (f)(g)	23,820	23,922
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (f)(g)	6,954	6,988
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(g)	8,053	8,092
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (f)(g)	17,601	17,808
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(g)	20,492	20,655
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (f)(g)	23,700	23,977
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (f)(g)	24,956	25,115
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (f)(g)	19,619	19,846
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (f)(g)	7,894	7,908
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(g)	35,410	35,767
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	10,828	10,851
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (f)(g)	86,414	86,993
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (f)(g)	852,991	861,022
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)	11,037	11,167
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)	19,897	20,014
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)	38,620	38,846
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (f)(g)	17,065	17,318
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(g)	7,948	8,029
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	15,333	15,451
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(g)	7,581	7,516
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)	17,420	17,713
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (f)(g)	487	484
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (f)(g)	36,290	36,318
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (f)(g)	249	253
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (f)(g)	4,928	4,917
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (f)(g)	7,186	7,175
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (f)(g)	2,231	2,261
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (f)(g)	3,834	3,910
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (f)(g)	703	708
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (f)(g)	5,162	5,200
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (f)(g)	35,330	35,823
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)	7,191	7,303
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(g)	28,448	29,022
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (f)(g)	14,059	14,323
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (f)(g)	26,364	26,884
1.5% 1/1/36 to 6/1/51	53,766,937	44,819,071
2% 10/1/35 to 3/1/52 (i)	362,449,125	301,864,397
2.5% 5/1/31 to 2/1/52 (i)	308,822,720	269,791,168
3% 5/1/30 to 2/1/52	277,265,869	250,846,152
3.5% 5/1/36 to 3/1/52	159,035,877	148,305,608
4% 3/1/36 to 11/1/49	75,932,256	73,589,871
4.5% to 4.5% 6/1/33 to 7/1/52 (j)	76,319,455	75,687,934
5% 3/1/23 to 11/1/52	76,339,322	77,220,369
5.264% 8/1/41 (f)	620,468	624,264
5.5% 12/1/23 to 11/1/52	45,172,447	45,913,611
6% to 6% 9/1/29 to 1/1/42	2,584,488	2,699,979
6% 11/1/52	3,800,703	3,878,499
6.5% 7/1/23 to 4/1/37	1,044,027	1,090,765
6.666% 2/1/39 (f)	335,818	343,835
7% to 7% 4/1/23 to 7/1/37	208,299	217,872
7.5% to 7.5% 6/1/25 to 11/1/31	103,303	107,476
8% 3/1/37	6,414	7,071
TOTAL FANNIE MAE		1,298,529,718
Freddie Mac - 2.7%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)	10,586	10,438
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (f)(g)	46,190	45,802
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (f)(g)	26,847	26,684
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (f)(g)	365,789	366,146
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)	70,227	70,738
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(g)	122,859	123,303
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)	18,112	18,245
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)	2,972	2,993
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(g)	11,920	11,962
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (f)(g)	86,202	86,721
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (f)(g)	23,727	23,905
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(g)	24,522	24,758
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (f)(g)	30,962	31,285
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)	7,840	7,941
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(g)	15,612	15,660
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(g)	339	338
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(g)	23,853	24,138
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)	30,776	31,182
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (f)(g)	17,257	16,960
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (f)(g)	692	704
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (f)(g)	44,956	44,933
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (f)(g)	21,838	21,890
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (f)(g)	10,291	10,570
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (f)(g)	8,426	8,670
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (f)(g)	32,664	32,899
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (f)(g)	66,761	67,438
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (f)(g)	129,308	131,727
1.5% 7/1/35 to 6/1/51	12,081,028	9,991,272
2% 8/1/35 to 4/1/52	210,240,933	174,267,213
2.5% 6/1/31 to 3/1/52	205,612,243	178,963,879
3% 6/1/31 to 4/1/52	133,402,387	120,230,288
3.5% 1/1/32 to 3/1/52 (i)(j)	138,260,715	130,162,675
4% 5/1/37 to 6/1/48	101,263,737	98,235,599
4% 4/1/48	38,415	37,127
4.5% 6/1/25 to 7/1/49	20,703,494	20,611,028
5% 8/1/33 to 12/1/52	32,799,501	33,104,983
6% 1/1/23 to 12/1/37	478,332	497,965
6.5% 5/1/26 to 9/1/39	531,483	563,340
7% 3/1/26 to 9/1/36	229,159	241,702
7.5% 1/1/27 to 11/1/31	1,551	1,636
8% 7/1/24 to 4/1/32	4,980	5,282
8.5% 1/1/25 to 1/1/28	3,535	3,681
TOTAL FREDDIE MAC		768,175,700
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	306,716	294,013
Ginnie Mae - 5.2%
3.5% 6/20/34 to 5/20/50	57,081,238	53,802,309
4% 5/20/33 to 5/20/49	85,943,845	83,223,739
4.5% 6/20/33 to 8/15/41	10,330,818	10,245,071
5% 12/15/32 to 4/20/48	10,365,277	10,540,511
5.5% 7/15/33 to 9/15/39	342,508	354,319
6% to 6% 10/15/30 to 11/15/39	132,388	137,805
7% to 7% 3/15/23 to 11/15/32	272,344	283,947
7.5% to 7.5% 12/15/22 to 9/15/31	61,381	63,216
8% 12/15/23 to 11/15/29	10,724	11,042
8.5% 11/15/27 to 1/15/31	4,037	4,304
2% 10/20/50 to 4/20/51	32,547,992	27,814,170
2% 12/1/52 (l)	19,450,000	16,515,145
2% 12/1/52 (l)	16,925,000	14,371,148
2% 12/1/52 (l)	45,150,000	38,337,213
2% 12/1/52 (l)	90,000,000	76,419,693
2% 12/1/52 (l)	51,600,000	43,813,957
2% 12/1/52 (l)	21,650,000	18,383,182
2% 12/1/52 (l)	27,550,000	23,392,917
2% 12/1/52 (l)	27,550,000	23,392,917
2% 1/1/53 (l)	33,400,000	28,386,289
2% 1/1/53 (l)	28,350,000	24,094,350
2% 1/1/53 (l)	69,100,000	58,727,323
2% 1/1/53 (l)	23,050,000	19,589,939
2% 1/1/53 (l)	22,825,000	19,398,714
2% 1/1/53 (l)	22,750,000	19,334,972
2% 1/1/53 (l)	45,700,000	38,839,923
2.5% 7/20/51 to 12/20/51	34,539,865	30,458,623
2.5% 12/1/52 (l)	44,600,000	39,130,996
2.5% 12/1/52 (l)	88,900,000	77,998,780
2.5% 12/1/52 (l)	18,550,000	16,275,336
2.5% 12/1/52 (l)	21,750,000	19,082,941
2.5% 12/1/52 (l)	22,100,000	19,390,023
2.5% 12/1/52 (l)	44,450,000	38,999,390
2.5% 1/1/53 (l)	27,700,000	24,323,891
2.5% 1/1/53 (l)	28,000,000	24,587,326
2.5% 1/1/53 (l)	44,600,000	39,164,098
2.5% 1/1/53 (l)	21,750,000	19,099,084
2.5% 1/1/53 (l)	22,100,000	19,406,425
2.5% 1/1/53 (l)	44,450,000	39,032,381
3% 5/20/42 to 10/20/51	77,880,119	70,817,314
3% 12/1/52 (l)	24,450,000	22,052,325
3% 12/1/52 (l)	23,550,000	21,240,583
3% 12/1/52 (l)	33,050,000	29,808,972
3% 12/1/52 (l)	35,350,000	31,883,423
3% 1/1/53 (l)	28,500,000	25,722,977
3% 1/1/53 (l)	47,500,000	42,871,629
3.5% 12/1/52 (l)	32,750,000	30,382,656
3.5% 12/1/52 (l)	67,850,000	62,945,442
3.5% 1/1/53 (l)	64,050,000	59,450,153
4.5% 12/1/52 (l)	18,500,000	18,122,049
6.5% 3/20/31 to 6/15/37	92,638	97,432
TOTAL GINNIE MAE		1,471,822,364
Uniform Mortgage Backed Securities - 10.3%
1.5% 12/1/37 (l)	31,250,000	27,312,119
1.5% 12/1/37 (l)	25,250,000	22,068,192
1.5% 12/1/37 (l)	12,650,000	11,055,946
1.5% 12/1/37 (l)	9,500,000	8,302,884
1.5% 12/1/37 (l)	8,500,000	7,428,896
1.5% 1/1/38 (l)	50,350,000	44,074,119
1.5% 1/1/38 (l)	12,600,000	11,029,472
1.5% 12/1/52 (l)	77,800,000	60,435,133
1.5% 12/1/52 (l)	39,325,000	30,547,707
1.5% 1/1/53 (l)	73,300,000	56,627,113
2% 12/1/37 (l)	43,650,000	39,211,345
2% 12/1/37 (l)	94,400,000	84,800,709
2% 12/1/37 (l)	31,450,000	28,251,931
2% 12/1/37 (l)	12,600,000	11,318,739
2% 12/1/37 (l)	10,250,000	9,207,704
2% 1/1/38 (l)	19,050,000	17,134,435
2% 1/1/38 (l)	38,050,000	34,223,897
2% 1/1/38 (l)	63,400,000	57,024,838
2% 12/1/52 (l)	89,050,000	73,238,059
2% 12/1/52 (l)	16,750,000	13,775,828
2% 12/1/52 (l)	108,100,000	88,905,494
2% 12/1/52 (l)	108,100,000	88,905,494
2% 12/1/52 (l)	53,900,000	44,329,381
2% 12/1/52 (l)	53,400,000	43,918,163
2% 12/1/52 (l)	53,400,000	43,918,163
2% 12/1/52 (l)	62,050,000	51,032,247
2% 12/1/52 (l)	31,000,000	25,495,563
2% 12/1/52 (l)	31,050,000	25,536,684
2% 12/1/52 (l)	23,150,000	19,039,428
2% 12/1/52 (l)	112,900,000	92,853,194
2% 1/1/53 (l)	55,850,000	45,981,132
2% 1/1/53 (l)	56,100,000	46,186,956
2% 1/1/53 (l)	112,200,000	92,373,912
2% 1/1/53 (l)	28,050,000	23,093,478
2% 1/1/53 (l)	28,000,000	23,052,313
2% 1/1/53 (l)	5,600,000	4,610,463
2% 1/1/53 (l)	28,050,000	23,093,478
2% 1/1/53 (l)	112,900,000	92,950,220
2.5% 12/1/37 (l)	13,075,000	12,075,989
2.5% 12/1/37 (l)	36,950,000	34,126,791
2.5% 12/1/37 (l)	36,950,000	34,126,791
2.5% 12/1/37 (l)	13,075,000	12,075,989
2.5% 1/1/38 (l)	25,125,000	23,224,922
2.5% 12/1/52 (l)	7,200,000	6,152,625
2.5% 12/1/52 (l)	132,000,000	112,798,118
2.5% 12/1/52 (l)	66,000,000	56,399,059
2.5% 12/1/52 (l)	61,100,000	52,211,856
2.5% 12/1/52 (l)	30,550,000	26,105,928
2.5% 12/1/52 (l)	40,300,000	34,437,607
2.5% 12/1/52 (l)	18,050,000	15,424,288
2.5% 12/1/52 (l)	24,925,000	21,299,190
2.5% 12/1/52 (l)	29,150,000	24,909,584
2.5% 12/1/52 (l)	31,700,000	27,088,639
2.5% 1/1/53 (l)	95,150,000	81,386,705
2.5% 1/1/53 (l)	31,700,000	27,114,646
3% 12/1/37 (l)	9,400,000	8,846,282
3% 12/1/52 (l)	7,100,000	6,285,164
3% 12/1/52 (l)	7,100,000	6,285,164
3% 12/1/52 (l)	59,150,000	52,361,615
3% 12/1/52 (l)	78,550,000	69,535,162
3% 12/1/52 (l)	63,200,000	55,946,814
3% 12/1/52 (l)	16,450,000	14,562,106
3% 1/1/53 (l)	12,650,000	11,205,627
3% 1/1/53 (l)	25,200,000	22,322,672
3.5% 12/1/52 (l)	7,400,000	6,780,250
3.5% 12/1/52 (l)	58,450,000	53,554,813
3.5% 12/1/52 (l)	38,650,000	35,413,063
3.5% 12/1/52 (l)	24,375,000	22,333,594
3.5% 1/1/53 (l)	15,850,000	14,529,993
4% 12/1/52 (l)	57,500,000	54,409,375
4% 12/1/52 (l)	42,700,000	40,404,875
4% 12/1/52 (l)	19,700,000	18,641,125
4.5% 12/1/52 (l)	49,350,000	48,039,165
4.5% 12/1/52 (l)	35,150,000	34,216,346
4.5% 1/1/53 (l)	37,750,000	36,747,285
5% 12/1/52 (l)	1,800,000	1,792,124
5% 12/1/52 (l)	7,850,000	7,815,652
5% 12/1/52 (l)	15,000,000	14,934,368
5% 12/1/52 (l)	4,500,000	4,480,310
5% 12/1/52 (l)	26,000,000	25,886,237
5% 12/1/52 (l)	13,100,000	13,042,681
5.5% 12/1/52 (l)	25,000,000	25,285,155
5.5% 12/1/52 (l)	8,900,000	9,001,515
5.5% 12/1/52 (l)	35,500,000	35,904,920
6% 12/1/52 (l)	9,100,000	9,309,016
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,883,176,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,613,626,480)		6,421,997,819

Asset-Backed Securities - 6.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	8,487,038	5,139,489
Series 2019-1 Class A, 3.844% 5/15/39 (d)	7,424,036	4,931,345
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	19,063,833	13,555,958
Class B, 4.458% 10/16/39 (c)(d)	3,803,418	1,747,834
Series 2021-1A Class A, 2.95% 11/16/41 (d)	20,818,442	16,550,172
Series 2021-2A Class A, 2.798% 1/15/47 (d)	41,101,877	32,049,854
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (d)(f)(g)	6,384,000	6,258,331
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 5.2191% 10/17/34 (d)(f)(g)	2,687,000	2,595,725
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (d)(f)(g)	15,632,000	15,148,299
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (d)(f)(g)	39,309,000	37,989,161
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (d)(f)(g)	18,066,000	17,513,108
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (d)(f)(g)	18,308,000	17,676,154
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	478,000	471,241
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,082,438	1,049,092
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,118,000	1,087,726
Class XS, 0% 10/17/52 (c)(d)(f)(m)	748,896	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	5,733,994	4,601,741
Class B, 4.335% 1/16/40 (d)	1,019,255	439,015
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (d)(f)(g)	20,251,000	19,799,727
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (d)(f)(g)	13,014,000	12,582,339
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (d)(f)(g)	23,175,000	22,532,126
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (d)(f)(g)	30,273,000	29,024,178
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (d)(f)(g)	27,448,000	26,522,508
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (d)(f)(g)	8,282,000	8,053,458
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (d)(f)(g)	15,712,000	15,218,769
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (d)(f)(g)	28,623,000	27,724,782
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (d)(f)(g)	31,300,000	30,725,050
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (d)(f)(g)	31,025,000	30,391,842
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (d)(f)(g)	23,740,000	22,954,396
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	19,516,184	15,940,154
Class AA, 2.487% 12/16/41 (d)(f)	1,820,643	1,656,767
Series 2021-1A Class A, 2.443% 7/15/46 (d)	29,233,344	23,926,527
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (d)(f)(g)	23,702,592	23,320,554
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)	330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	13,864,220	11,694,608
Class B, 5.095% 4/15/39 (d)	7,616,545	5,636,396
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	8,675,018	7,590,963
Series 2021-1A Class A, 3.474% 1/15/46 (d)	6,268,643	5,297,129
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (d)(f)(g)	18,972,000	18,453,837
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (d)(f)(g)	28,708,000	27,579,575
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(f)(g)	14,593,000	14,074,452
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (d)(f)(g)	23,812,000	22,920,455
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (d)(f)(g)	23,751,000	22,892,259
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (d)(f)(g)	1,522,428	1,511,014
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (d)(f)(g)	31,300,000	30,219,931
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (d)(f)(g)	27,015,000	25,920,865
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (d)(f)(g)	41,300,000	40,167,389
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4829% 1/28/40 (c)(d)(f)(g)	411,268	41
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	17,854,613	16,143,712
Series 2019-1A Class A23, 4.352% 5/20/49 (d)	6,510,308	5,862,057
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	382,000	295,850
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	994,000	840,869
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (d)(f)(g)	16,182,000	15,595,435
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(f)(g)	15,763,000	15,256,708
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (d)(f)(g)	22,617,000	22,198,586
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/31 (d)(f)(g)	6,587,000	6,456,887
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (d)(f)(g)	16,400,000	15,994,067
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (d)(f)(g)	21,145,000	20,453,939
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (d)(f)(g)	12,306,000	11,884,643
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (d)(f)(g)	10,674,000	10,441,744
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (d)(f)(g)	36,609,000	35,523,177
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (d)(f)(g)	6,600,000	6,429,304
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	756,000	674,970
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	473,000	387,808
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (d)(f)(g)	16,641,000	16,106,724
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (d)(f)(g)	23,750,000	23,105,306
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (d)(f)(g)	35,773,000	34,814,784
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	893,496	738,981
Series 2021-2 Class G, 4.505% 12/17/26 (d)	4,042,743	3,302,399
Series 2021-3 Class F, 4.242% 1/17/41 (d)	594,851	488,298
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	7,872,224	6,409,564
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	8,436,759	6,580,638
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (d)(f)(g)	16,712,000	16,100,742
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (d)(f)(g)	37,587,000	35,937,570
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (d)(f)(g)	15,100,000	14,780,454
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (d)(f)(g)	16,840,407	16,617,423
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (d)(f)(g)	33,250,000	32,361,061
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (d)(f)(g)	26,843,000	25,884,920
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (d)(f)(g)	16,653,000	16,221,521
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (d)(f)(g)	7,234,000	7,008,733
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (d)(f)(g)	5,653,000	5,480,126
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(f)(g)	28,658,000	27,777,569
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (d)(f)(g)	23,008,000	22,319,002
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (d)(f)(g)	19,791,000	19,148,742
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (d)(f)(g)	28,450,000	27,836,618
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)	73,014	71,709
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (d)(f)(g)	25,105,000	24,692,198
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (f)(g)	300,303	292,534
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (d)(f)(g)	21,089,000	20,497,854
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	36,163,200	33,766,592
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	17,345,510	14,254,367
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	22,991,465	19,941,440
Class A2II, 4.008% 12/5/51 (d)	16,672,220	13,046,429
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	1,450,000	1,284,737
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	1,423,000	1,236,297
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	922,000	841,848
Class E2, 6.863% 6/17/39 (d)	1,544,000	1,402,032
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	546,000	513,437
Class G, 4.116% 9/17/36 (d)	466,000	437,024
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,943,000	1,837,369
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	674,000	609,619
Class H, 5.268% 4/17/37 (d)	189,000	172,524
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	483,000	446,295
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	735,000	621,604
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	546,000	453,127
Class G, 4.003% 7/17/38 (d)	273,000	229,029
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	361,000	296,719
Class G, 4.005% 10/17/38 (d)	2,380,000	1,975,912
Series 2022-SFR2 Class E2, 4.8% 4/17/27	1,225,000	1,048,378
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	15,723,060	12,094,157
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (d)(f)(g)	31,749,000	30,906,001
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (d)(f)(g)	31,230,000	30,343,568
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	17,407,848	13,110,345
Class B, 4.335% 3/15/40 (d)	1,975,003	1,154,626
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	22,598,000	21,266,176
1.884% 7/15/50 (d)	9,101,000	8,003,926
2.328% 7/15/52 (d)	6,959,000	5,805,941
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 8.3745% 5/17/24 (d)(f)(g)	2,884,000	2,732,491
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (d)(f)(g)	4,287,223	4,222,906
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (d)(f)(g)	32,177,000	31,288,400
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (d)(f)(g)	11,913,000	11,686,248
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (d)(f)(g)	3,095,000	3,022,982
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (d)(f)(g)	28,855,000	27,912,249
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (d)(f)(g)	30,048,000	29,134,601
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.0316% 12/5/36 (c)(d)(f)(g)	774,455	58
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (f)(g)	12,572	11,858
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	9,536,974	8,011,249
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	16,208,217	12,247,415
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	25,877,955	19,553,901
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (d)(f)	3,812,593	3,528,139
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (d)(f)(g)	1,639,000	1,239,425
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	280,000	270,481
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	924,000	825,880
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	269,000	237,853
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,931,000	1,766,474
Class E2, 5.739% 4/17/39 (d)	2,399,000	2,196,463
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	315,000	261,378
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	218,738	217,584
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	17,242,000	15,998,345
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (d)(f)(g)	23,497,000	23,008,615
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (d)(f)(g)	15,449,000	14,994,290
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(f)(g)	31,775,000	30,690,202
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (d)(f)(g)	15,502,000	15,004,618
TOTAL ASSET-BACKED SECURITIES (Cost $1,914,245,837)		1,789,315,226

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	12,089,679	10,090,207
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	9,296,883	8,832,337
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	9,811,517	9,419,896
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	13,133,712	12,370,161
CFMT Series 2022-HB10 Class A, 3.5% 11/25/35 (d)	22,600,000	21,424,551
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	6,764,617	6,535,358
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	242,991	236,257
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)	3,767	490
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (d)(f)(g)	873,929	846,565
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	8,832,995	7,971,596
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)	6,602,098	6,404,029
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)	10,104,898	9,567,726
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	5,916,549	5,398,193
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (f)(g)	2,976	2,683
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (f)(g)	1,469,967	1,364,814
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	12,696,317	11,629,336
TOTAL PRIVATE SPONSOR		112,094,214
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (f)(g)	4,765	4,792
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (f)(g)	8,962	9,078
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (f)(g)	10,317	10,437
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (f)(g)	12,494	12,640
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (f)(g)	4,562	4,581
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (f)(m)(n)	174,871	27,034
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (f)(m)(n)	122,612	12,389
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	10,304	10,280
Series 1996-28 Class PK, 6.5% 7/25/25	4,617	4,605
Series 1999-17 Class PG, 6% 4/25/29	51,112	51,805
Series 1999-32 Class PL, 6% 7/25/29	60,078	60,997
Series 1999-33 Class PK, 6% 7/25/29	44,268	44,925
Series 2001-52 Class YZ, 6.5% 10/25/31	6,982	7,209
Series 2003-28 Class KG, 5.5% 4/25/23	1,495	1,497
Series 2005-102 Class CO 11/25/35 (o)	30,907	26,287
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (f)(n)	7,134	7,378
Series 2005-81 Class PC, 5.5% 9/25/35	88,861	91,162
Series 2006-12 Class BO 10/25/35 (o)	141,020	121,070
Series 2006-15 Class OP 3/25/36 (o)	170,121	143,231
Series 2006-37 Class OW 5/25/36 (o)	17,044	13,430
Series 2006-45 Class OP 6/25/36 (o)	52,819	41,959
Series 2006-62 Class KP 4/25/36 (o)	82,522	67,532
Series 2012-149:
Class DA, 1.75% 1/25/43	1,625,105	1,479,929
Class GA, 1.75% 6/25/42	1,747,745	1,581,208
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,038	10,266
Series 1999-25 Class Z, 6% 6/25/29	49,884	50,107
Series 2001-20 Class Z, 6% 5/25/31	56,979	57,982
Series 2001-31 Class ZC, 6.5% 7/25/31	30,501	30,950
Series 2002-16 Class ZD, 6.5% 4/25/32	22,139	22,904
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (f)(m)(n)	58,053	2,410
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	142,251	5,028
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (f)(m)(n)	82,261	11,237
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (f)(m)(n)	44,243	5,454
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (f)(n)	456	455
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (f)(m)(n)	10,982	1,380
Series 2005-72 Class ZC, 5.5% 8/25/35	679,344	689,630
Series 2005-79 Class ZC, 5.9% 9/25/35	529,365	537,170
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (f)(n)	37,724	49,988
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (f)(n)	57,036	78,205
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (f)(n)	17,641	20,872
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 2.5289% 8/25/37 (f)(m)(n)	1,710,964	195,155
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (f)(m)(n)	287,739	30,636
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (f)(m)(n)	295,084	25,158
Class ZA, 4.5% 12/25/40	866,884	869,295
Series 2010-139 Class NI, 4.5% 2/25/40 (m)	78,873	2,183
Series 2010-150 Class ZC, 4.75% 1/25/41	1,551,282	1,541,292
Series 2010-95 Class ZC, 5% 9/25/40	3,681,053	3,727,366
Series 2011-39 Class ZA, 6% 11/25/32	201,699	207,404
Series 2011-4 Class PZ, 5% 2/25/41	512,456	494,977
Series 2011-67 Class AI, 4% 7/25/26 (m)	26,126	756
Series 2011-83 Class DI, 6% 9/25/26 (m)	265	3
Series 2012-100 Class WI, 3% 9/25/27 (m)	808,276	37,472
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (f)(m)(n)	95,760	796
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (f)(m)(n)	70,269	880
Series 2013-133 Class IB, 3% 4/25/32 (m)	271,947	8,929
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (f)(m)(n)	251,558	27,410
Series 2013-51 Class GI, 3% 10/25/32 (m)	1,071,666	68,252
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (f)(m)(n)	242,032	21,053
Series 2015-42 Class IL, 6% 6/25/45 (m)	1,646,425	291,333
Series 2015-70 Class JC, 3% 10/25/45	1,443,941	1,367,313
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	975,702	176,488
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	43,327	7,230
Series 343 Class 16, 5.5% 5/25/34 (m)	40,537	6,813
Series 348 Class 14, 6.5% 8/25/34 (f)(m)	27,673	5,562
Series 351:
Class 12, 5.5% 4/25/34 (f)(m)	17,404	3,012
Class 13, 6% 3/25/34 (m)	25,267	4,742
Series 359 Class 19, 6% 7/25/35 (f)(m)	14,769	2,839
Series 384 Class 6, 5% 7/25/37 (m)	170,863	29,546
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (f)(g)	3,510	3,530
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (f)(g)	5,470	5,517
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (f)(g)	4,853	4,909
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (f)(g)	9,216	9,287
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (f)(g)	2,972	2,997
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (f)(g)	215,162	214,003
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	64,591	65,659
Series 2101 Class PD, 6% 11/15/28	5,264	5,350
Series 2121 Class MG, 6% 2/15/29	26,193	26,614
Series 2131 Class BG, 6% 3/15/29	187,559	190,795
Series 2137 Class PG, 6% 3/15/29	29,588	30,088
Series 2154 Class PT, 6% 5/15/29	50,295	51,161
Series 2162 Class PH, 6% 6/15/29	10,108	10,259
Series 2520 Class BE, 6% 11/15/32	86,534	89,302
Series 2693 Class MD, 5.5% 10/15/33	812,831	820,575
Series 2802 Class OB, 6% 5/15/34	71,630	73,030
Series 3002 Class NE, 5% 7/15/35	204,176	205,162
Series 3110 Class OP 9/15/35 (o)	53,155	48,429
Series 3119 Class PO 2/15/36 (o)	201,744	162,071
Series 3121 Class KO 3/15/36 (o)	31,283	25,652
Series 3123 Class LO 3/15/36 (o)	111,618	90,267
Series 3145 Class GO 4/15/36 (o)	120,083	97,668
Series 3189 Class PD, 6% 7/15/36	169,770	176,408
Series 3225 Class EO 10/15/36 (o)	60,181	47,717
Series 3258 Class PM, 5.5% 12/15/36	75,592	77,456
Series 3415 Class PC, 5% 12/15/37	82,282	81,991
Series 3806 Class UP, 4.5% 2/15/41	383,544	381,281
Series 3832 Class PE, 5% 3/15/41	774,133	778,015
Series 4135 Class AB, 1.75% 6/15/42	1,279,209	1,164,190
sequential payer:
Series 2135 Class JE, 6% 3/15/29	12,892	13,117
Series 2274 Class ZM, 6.5% 1/15/31	18,744	19,009
Series 2281 Class ZB, 6% 3/15/30	36,161	36,741
Series 2303 Class ZV, 6% 4/15/31	19,171	19,532
Series 2357 Class ZB, 6.5% 9/15/31	147,917	151,897
Series 2502 Class ZC, 6% 9/15/32	35,068	36,171
Series 2519 Class ZD, 5.5% 11/15/32	53,528	54,730
Series 2546 Class MJ, 5.5% 3/15/23	1,148	1,151
Series 2601 Class TB, 5.5% 4/15/23	540	541
Series 2998 Class LY, 5.5% 7/15/25	18,679	19,112
Series 3871 Class KB, 5.5% 6/15/41	1,262,485	1,313,242
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (f)(m)(n)	58,920	5,498
Series 2013-4281 Class AI, 4% 12/15/28 (m)	189,497	4,226
Series 2017-4683 Class LM, 3% 5/15/47	2,262,451	2,143,109
Series 2933 Class ZM, 5.75% 2/15/35	1,073,870	1,106,889
Series 2935 Class ZK, 5.5% 2/15/35	858,942	885,254
Series 2947 Class XZ, 6% 3/15/35	343,241	355,416
Series 2996 Class ZD, 5.5% 6/15/35	736,882	757,871
Series 3237 Class C, 5.5% 11/15/36	959,219	969,996
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (f)(m)(n)	256,508	30,851
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (f)(m)(n)	388,361	53,361
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (f)(m)(n)	544,315	68,387
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (f)(m)(n)	176,219	19,581
Series 3949 Class MK, 4.5% 10/15/34	143,295	142,323
Series 4055 Class BI, 3.5% 5/15/31 (m)	272,942	8,509
Series 4149 Class IO, 3% 1/15/33 (m)	577,662	48,058
Series 4314 Class AI, 5% 3/15/34 (m)	83,630	2,967
Series 4427 Class LI, 3.5% 2/15/34 (m)	850,306	54,383
Series 4471 Class PA 4% 12/15/40	730,544	714,065
target amortization class Series 2156 Class TC, 6.25% 5/15/29	24,290	24,958
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (f)(g)	2,770	2,771
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	21,354	21,658
Series 2056 Class Z, 6% 5/15/28	51,691	52,503
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,828,708	1,790,293
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (f)(m)(n)	107,449	12,131
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (f)(g)(p)	1,270,703	1,260,825
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (f)(g)(p)	203,659	200,902
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (f)(g)(p)	259,861	256,522
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (f)(g)(p)	202,732	200,096
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (f)(g)(p)	535,715	529,334
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (f)(g)(p)	508,335	503,903
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (f)(g)(p)	451,769	447,431
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (f)(g)(p)	655,884	649,664
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (f)(g)(p)	463,416	458,962
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (f)(g)(p)	740,155	733,529
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (f)(g)(p)	548,864	543,737
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (f)(g)(p)	635,784	630,496
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (f)(g)(p)	1,263,742	1,254,391
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (f)(g)(p)	709,499	705,053
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (f)(g)(p)	411,189	408,778
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (f)(g)(p)	637,819	633,017
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (f)(g)(p)	308,952	306,110
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (f)(g)(p)	14,827	14,641
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.6627% 10/20/62 (f)(g)(p)	292,543	289,833
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 3.5027% 3/20/63 (f)(g)(p)	557,316	550,653
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (f)(g)(p)	401,034	398,118
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (f)(g)(p)	1,957,929	1,947,097
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (f)(g)(p)	2,407,912	2,386,466
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 3.6427% 9/20/64 (f)(g)(p)	8,186,691	8,110,735
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (f)(g)(p)	31,000	30,362
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.3386% 1/20/49 (f)(g)	4,422,702	4,378,358
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.4386% 10/20/49 (f)(g)	1,264,723	1,240,246
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (f)(g)	2,651,045	2,622,347
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (f)(n)	1,510,996	1,309,330
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	39,875	2,895
Series 2016-69 Class WA, 3% 2/20/46	1,221,461	1,141,848
Series 2017-134 Class BA, 2.5% 11/20/46	1,844,766	1,667,997
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	302,990	299,498
Series 2010-160 Class DY, 4% 12/20/40	2,954,358	2,880,973
Series 2010-170 Class B, 4% 12/20/40	658,444	642,084
Series 2017-139 Class BA, 3% 9/20/47	5,726,954	5,182,608
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (f)(m)(n)	63,523	5,195
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (f)(m)(n)	61,790	7,477
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 16.8806% 6/16/37 (f)(n)	4,947	5,885
Series 2010-116 Class QB, 4% 9/16/40	6,740,526	6,580,797
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (f)(g)(p)	638,822	630,856
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (f)(m)(n)	254,638	25,571
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (f)(m)(n)	236,236	24,485
Series 2013-149 Class MA, 2.5% 5/20/40	2,403,723	2,294,959
Series 2014-2 Class BA, 3% 1/20/44	3,708,064	3,415,395
Series 2014-21 Class HA, 3% 2/20/44	1,356,347	1,252,018
Series 2014-25 Class HC, 3% 2/20/44	2,324,002	2,143,050
Series 2014-5 Class A, 3% 1/20/44	2,014,202	1,856,381
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)	21,153	19,857
Series 2017-186 Class HK, 3% 11/16/45	3,345,189	3,089,028
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (f)(g)(p)	5,338,628	5,310,720
TOTAL U.S. GOVERNMENT AGENCY		101,923,585
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,336,014)		214,017,799

Commercial Mortgage Securities - 5.6%
	Principal Amount (a)	Value ($)
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 6.975% 4/15/35 (d)(f)(g)	710,000	644,925
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 6.175% 6/15/35 (d)(f)(g)	304,000	281,853
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 7.075% 3/15/34 (d)(f)(g)	987,000	909,064
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 5.825% 4/15/36 (d)(f)(g)	1,880,000	1,797,223
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 7.625% 9/15/38 (d)(f)(g)	1,120,000	998,571
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (d)(f)(g)	16,838,000	16,219,419
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (d)(f)(g)	3,181,000	3,031,223
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (d)(f)(g)	2,271,000	2,140,195
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	11,600,000	10,732,951
Class ANM, 3.112% 11/5/32 (d)	14,236,000	13,165,524
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)	831,000	676,086
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	3,196,000	2,819,928
Class CNM, 3.8425% 11/5/32 (d)(f)	1,322,000	1,103,760
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,249,144
Series 2021-BN35 Class A5, 2.285% 6/15/64	170,000	136,517
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	943,000	557,209
Class E, 2.5% 6/15/55 (d)	738,000	393,547
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	1,426,000	1,017,928
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	830,000	607,117
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	1,738,000	1,169,866
Class E, 2.8% 11/15/50 (d)	1,092,000	621,348
Series 2018-BN12 Class D, 3% 5/15/61 (d)	866,000	586,250
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	735,000	505,400
Class E, 3% 11/15/61 (d)	735,000	467,382
Series 2019-BN18 Class D, 3% 5/15/62 (d)	1,150,000	799,834
Series 2019-BN19 Class D, 3% 8/15/61 (d)	1,680,000	1,139,929
Series 2020-BN25 Class C, 3.4674% 1/15/63 (f)	1,375,000	1,037,085
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	430,000	277,708
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	441,000	255,886
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	525,000	301,703
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	357,000	197,181
Class MCDG, 3.0155% 12/15/53 (f)	3,731,000	2,239,755
Series 2021-BN38 Class C, 3.3243% 12/15/64 (f)	260,000	187,217
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	1,759,000	1,052,019
Series 2022-BNK44 Class C, 5.7462% 11/15/32 (f)	1,456,000	1,219,460
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	610,000	524,790
Class D, 3.25% 2/15/50 (d)	1,222,000	921,597
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	2,108,000	1,620,431
Class XA, 1.9064% 7/15/49 (f)(m)	16,030,590	708,927
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	333,000	218,388
BBCMS Series 2022-C15 Class C, 3.9588% 4/15/55 (f)	230,000	171,355
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (d)	1,476,000	836,160
Series 2022-C14 Class A5, 2.946% 2/15/55	1,042,000	876,466
Series 2022-C17 Class D, 2.5% 9/15/55 (d)	3,429,000	2,003,728
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)	868,000	692,547
Class E, 3.7292% 8/14/36 (d)(f)	637,000	478,441
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	394,045
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	628,000	375,854
Series 2020-C7 Class D, 3.7169% 4/15/53 (d)(f)	393,000	259,607
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,958,000	1,881,554
Class B, 4.6% 6/15/55	791,000	670,028
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	947,950
Series 2022-C18 Class B, 6.1482% 12/15/55 (f)	1,323,000	1,327,004
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,797,437
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	719,000	596,141
Class 225E, 3.4041% 12/15/62 (d)(f)	485,000	403,733
Series 2020-B20 Class E, 2% 10/15/53 (d)	1,029,000	567,671
Series 2018-B6 Class D, 3.2587% 10/10/51 (d)(f)	1,089,000	786,593
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	614,000	438,646
Class E, 3% 5/15/53 (d)(f)	614,000	409,764
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	696,964
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	1,197,000	783,815
Series 2019-B14 Class XA, 0.9039% 12/15/62 (f)(m)	33,287,799	1,076,710
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)	1,995,000	1,606,126
Class D, 2.25% 7/15/53 (d)	1,365,000	853,772
Series 2020-B21:
Class D, 2% 12/17/53 (d)	798,000	468,820
Class E, 2% 12/17/53 (d)	737,000	387,494
Series 2020-B22 Class E, 2% 1/15/54 (d)	894,000	486,917
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)	546,000	326,557
Class D, 3.4028% 9/15/48 (d)(f)	2,679,000	1,356,799
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	1,400,000	989,165
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)	1,520,000	1,054,280
Class 300E, 3.094% 4/15/54 (d)(f)	504,000	340,234
Series 2022-B35:
Class C, 4.5935% 5/15/55 (f)	1,281,000	985,248
Class D, 2.5% 5/15/55 (d)	1,701,000	982,245
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	1,259,000	687,993
Series 2022-B37 Class C, 5.9431% 11/15/55	1,456,000	1,288,944
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (d)(f)(g)	13,834,000	13,642,959
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 6.813% 8/15/36 (d)(f)(g)	570,500	525,465
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (d)(f)	798,000	509,890
Class 360E, 4.0699% 2/15/42 (d)(f)	966,000	616,944
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	639,000	353,501
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (d)(f)(g)	53,633,000	52,187,848
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (d)(f)(g)	17,226,000	16,135,884
Class D, CME Term SOFR 1 Month Index + 3.690% 7.4893% 4/15/37 (d)(f)(g)	2,373,000	2,161,893
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 6.275% 6/15/35 (d)(f)(g)	294,000	268,912
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 7.765% 10/15/38 (d)(f)(g)	3,432,553	3,142,256
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG Class E, 1 month U.S. LIBOR + 2.100% 5.9753% 10/15/37 (d)(f)(g)	463,400	428,498
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 7.844% 12/15/38 (d)(f)(g)	1,777,000	1,532,637
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 6.9618% 4/15/34 (d)(f)(g)	709,000	603,691
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (d)(f)(g)	32,338,000	30,858,779
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (d)(f)(g)	4,838,000	4,543,166
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (d)(f)(g)	6,475,000	6,031,841
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (d)(f)(g)	6,286,000	5,779,161
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (d)(f)(g)	21,856,000	20,080,095
Class G, 1 month U.S. LIBOR + 2.940% 6.8221% 10/15/36 (d)(f)(g)	1,428,000	1,282,514
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 7.8273% 5/15/38 (d)(f)(g)	3,531,000	3,215,891
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (d)(f)(g)	46,253,287	44,371,028
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (d)(f)(g)	11,994,982	11,319,429
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (d)(f)(g)	11,994,982	11,216,659
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (d)(f)(g)	11,994,982	11,089,643
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (d)(f)(g)	1,061,625	1,037,075
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)	5,234,000	3,838,419
Class E, 3.667% 3/11/44 (d)(f)	5,065,000	3,541,985
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 7.9001% 2/15/39 (d)(f)(g)	3,235,704	2,983,226
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 8.25% 7/15/34 (d)(f)(g)	1,054,554	1,031,378
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (d)(f)(g)	4,860,100	4,195,278
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 6.1116% 10/15/36 (d)(f)(g)	972,000	896,182
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (d)(f)(g)	11,328,000	10,884,586
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (d)(f)(g)	7,490,000	7,121,557
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (d)(f)(g)	7,862,000	7,334,331
Class G, 1 month U.S. LIBOR + 3.600% 7.473% 4/15/34 (d)(f)(g)	1,533,000	1,410,993
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (d)(f)(g)	13,074,700	12,762,076
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (d)(f)(g)	12,268,900	11,933,055
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (d)(f)(g)	27,712,550	26,699,318
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (d)(f)(g)	24,417,950	23,542,259
Class F, CME Term SOFR 1 Month Index + 2.110% 5.9087% 10/15/36 (d)(f)(g)	3,400,000	3,263,097
Class J, CME Term SOFR 1 Month Index + 2.760% 6.5587% 10/15/36 (d)(f)(g)	7,225,000	6,816,954
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 7.885% 10/15/36 (d)(f)(g)	750,972	663,580
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.171% 11/15/38 (d)(f)(g)	1,197,000	1,100,487
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 6.4685% 10/15/36 (d)(f)(g)	2,468,000	2,160,336
Class G, 1 month U.S. LIBOR + 3.140% 7.0171% 10/15/36 (d)(f)(g)	3,750,000	3,246,910
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.2245% 10/15/26 (d)(f)(g)	3,318,000	2,913,572
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 6.276% 2/15/36 (d)(f)(g)	589,000	520,901
Class FV, 1 month U.S. LIBOR + 2.400% 6.276% 2/15/36 (d)(f)(g)	342,000	302,459
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 6.8753% 1/15/34 (d)(f)(g)	3,772,000	3,485,543
Class G, 1 month U.S. LIBOR + 3.900% 7.7753% 1/15/34 (d)(f)(g)	204,000	184,646
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 5.812% 9/15/34 (d)(f)(g)	798,000	735,998
Series 2021-SOAR:
Class F, 6.226% 6/15/38 (d)(f)	2,325,385	2,156,319
Class G, 6.676% 6/15/38 (d)(f)	562,737	515,970
Class J, 7.626% 6/15/38 (d)(f)	1,463,911	1,342,155
Series 2021-VOLT:
Class E, 1 month U.S. LIBOR + 2.000% 5.8753% 9/15/36 (d)(f)(g)	1,254,000	1,166,782
Class F, 1 month U.S. LIBOR + 2.400% 6.2753% 9/15/36 (d)(f)(g)	405,000	373,407
Class G, 1 month U.S. LIBOR + 2.850% 6.7253% 9/15/36 (d)(f)(g)	2,573,000	2,351,337
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (d)(f)(g)	14,983,000	14,917,283
Class D, CME Term SOFR 1 Month Index + 4.060% 7.8553% 10/15/39 (d)(f)(g)	2,549,000	2,513,869
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (d)(f)(g)	27,401,862	26,620,572
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (d)(f)(g)	13,967,734	13,353,021
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (d)(f)(g)	3,152,259	2,979,433
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (d)(f)(g)	2,638,592	2,474,923
Class F, CME Term SOFR 1 Month Index + 4.780% 8.5969% 4/15/37 (d)(f)(g)	3,955,515	3,682,930
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.1443% 1/15/39 (d)(f)(g)	2,072,000	1,887,254
Class G, CME Term SOFR 1 Month Index + 4.200% 7.9943% 1/15/39 (d)(f)(g)	651,000	592,882
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.0933% 1/15/39 (d)(f)(g)	160,000	145,162
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.068% 10/15/36 (d)(f)(g)	616,000	536,114
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (d)(f)(g)	21,476,240	20,902,159
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (d)(f)(g)	13,879,441	13,634,899
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	168,000	133,852
Class E, 4.0755% 12/9/41 (d)(f)	5,892,000	4,555,836
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(f)	336,000	195,585
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.124% 3/15/35 (d)(f)	2,721,000	2,523,256
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	1,743,000	1,211,699
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (d)(f)(g)	1,538,000	1,505,198
Class E, 1 month U.S. LIBOR + 2.150% 6.023% 12/15/37 (d)(f)(g)	4,468,000	4,255,164
Class F, 1 month U.S. LIBOR + 2.550% 6.423% 12/15/37 (d)(f)(g)	151,000	141,798
Class G, 1 month U.S. LIBOR + 3.250% 7.123% 12/15/37 (d)(f)(g)	5,311,000	4,848,263
Camb Commercial Mortgage Trust Series 2021-CX2 Class D, 2.8636% 11/10/46 (d)(f)	525,000	360,363
CD Mortgage Trust Series 2017-CD3:
Class C, 4.6983% 2/10/50 (f)	1,482,000	1,211,875
Class D, 3.25% 2/10/50 (d)	1,340,000	890,949
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 7.4078% 2/15/39 (d)(f)(g)	3,948,000	3,421,000
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	37,038,973	31,908,016
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (d)(f)(g)	10,499,000	10,195,307
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (d)(f)(g)	2,800,000	2,694,363
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (d)(f)(g)	28,452,154	27,897,081
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (d)(f)(g)	5,600,708	5,416,849
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (d)(f)(g)	6,328,215	6,058,803
Class E, 1 month U.S. LIBOR + 2.350% 6.225% 6/15/34 (d)(f)(g)	2,938,809	2,756,224
Class F, 1 month U.S. LIBOR + 2.600% 6.4832% 6/15/34 (d)(f)(g)	3,793,356	3,470,680
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (d)(f)(g)	307,851	286,086
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (d)(f)(g)	4,240,500	3,892,706
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)	1,306,000	1,085,660
Series 2013-GC15 Class D, 5.3345% 9/10/46 (d)(f)	2,196,000	2,060,647
Series 2015-GC29 Class XA, 1.1557% 4/10/48 (f)(m)	32,317,930	606,375
Series 2015-GC33 Class XA, 1.0252% 9/10/58 (f)(m)	51,882,670	1,002,254
Series 2016-C3 Class D, 3% 11/15/49 (d)	1,507,000	942,918
Series 2016-P4 Class D, 4.0985% 7/10/49 (d)(f)	1,707,000	1,339,551
Series 2016-P6 Class XA, 0.7018% 12/10/49 (f)(m)	37,581,457	674,877
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	378,000	252,901
Class E, 3% 8/10/56 (d)	834,000	531,461
Series 2019-GC43 Class E, 3% 11/10/52 (d)	1,196,000	763,244
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)	1,029,000	723,476
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	1,208,000	793,128
Class E, 2.6% 2/15/53 (d)	136,000	82,515
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)	1,806,000	1,042,844
Class E, 2.5% 6/15/55 (d)	1,491,000	783,101
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.023% 9/15/33 (d)(f)(g)	468,000	389,739
Class G, 1 month U.S. LIBOR + 5.150% 9.0293% 9/15/33 (d)(f)(g)	544,000	443,727
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	5,924,751	5,869,652
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	959,000	820,749
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	4,839,915
Series 2015-3BP Class A, 3.178% 2/10/35 (d)	7,500,000	6,923,044
Series 2012-CR1:
Class C, 5.4718% 5/15/45 (f)	769,000	692,097
Class D, 5.4718% 5/15/45 (d)(f)	2,108,000	1,546,736
Class G, 2.462% 5/15/45 (c)(d)	774,000	216,036
Series 2012-LC4 Class C, 5.4749% 12/10/44 (f)	166,000	148,014
Series 2013-CR10 Class D, 5.0312% 8/10/46 (d)(f)	1,490,000	1,405,035
Series 2013-CR9 Class C, 4.4327% 7/10/45 (d)(f)	334,462	317,684
Series 2013-LC6 Class D, 4.4286% 1/10/46 (d)(f)	1,664,000	1,622,632
Series 2014-CR15 Class D, 4.8183% 2/10/47 (d)(f)	298,000	281,966
Series 2014-CR17 Class E, 5.0066% 5/10/47 (d)(f)	255,000	171,116
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (f)(m)	59,510,209	831,048
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (f)(m)	37,165,712	348,020
Series 2014-UBS2 Class D, 5.1457% 3/10/47 (d)(f)	994,000	876,549
Series 2014-UBS6 Class XA, 0.9848% 12/10/47 (f)(m)	71,210,982	908,446
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)	1,538,000	1,264,920
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	2,184,000	1,852,969
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,751,000	1,312,306
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	1,316,000	1,096,342
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	368,000	268,491
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1132% 11/10/49 (f)	619,000	505,837
Class D, 2.8632% 11/10/49 (f)	546,000	305,928
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.0709% 8/15/45 (d)(f)	105,000	97,545
Class E, 5.0709% 8/15/45 (d)(f)	1,835,100	1,553,320
Class F, 4.25% 8/15/45 (d)	2,033,000	1,517,509
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	522,000	286,791
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 5.775% 12/15/31 (d)(f)(g)	1,175,200	1,066,481
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (d)(f)	1,254,000	852,355
Class F, 3.0967% 11/13/39 (d)(f)	1,196,000	767,207
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.0922% 6/15/34 (d)(g)	1,135,200	1,024,844
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)	4,027	4,026
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (d)(f)(g)	15,845,000	15,548,569
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (d)(f)(g)	3,089,000	3,003,295
Class F, 1 month U.S. LIBOR + 2.650% 6.525% 5/15/36 (d)(f)(g)	693,000	663,815
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 7.7615% 11/15/23 (d)(f)(g)	4,746,000	4,463,190
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 7.9853% 9/9/24 (d)(f)(g)	2,848,000	2,779,762
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	7,431,534	6,633,124
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	11,930,000	11,315,091
Class B, 4.5349% 4/15/36 (d)	3,730,000	3,506,589
Class C, 4.9414% 4/15/36 (d)(f)	2,462,000	2,305,105
Class D, 4.9414% 4/15/36 (d)(f)	4,923,000	4,524,818
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)	952,000	632,927
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 7.3677% 5/15/23 (d)(f)(g)	1,656,480	1,541,072
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 7.38% 4/15/36 (d)(f)(g)	399,000	354,194
Class G, 1 month U.S. LIBOR + 4.500% 8.38% 4/15/36 (d)(f)(g)	231,000	204,880
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5867% 6/15/50 (d)(f)	1,278,000	935,359
Series 2017-CX9 Class D, 4.1944% 9/15/50 (d)(f)	518,000	386,675
Series 2018-CX11 Class C, 5.0049% 4/15/51 (f)	495,000	428,366
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	1,113,000	900,785
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 8.225% 7/15/32 (d)(f)(g)	1,319,000	1,185,437
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)	458,000	420,663
Class E, 5.099% 1/10/34 (d)(f)	1,487,000	1,312,530
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 6.355% 5/15/35 (d)(f)(g)	1,151,341	1,080,776
Series 2018-C1:
Class C, 4.7807% 10/15/51 (f)	355,000	302,569
Class D, 3.0307% 10/15/51 (d)(f)	1,512,000	1,080,752
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)	1,188,000	787,177
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	377,000	232,729
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5405% 8/10/44 (d)(f)	723,066	665,220
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)	449,000	295,827
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.614% 8/10/49 (f)	382,000	321,218
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (d)(f)(g)	44,186,000	42,151,164
Class F, 1 month U.S. LIBOR + 2.660% 6.543% 11/15/38 (d)(f)(g)	2,343,000	2,122,841
Class G, 1 month U.S. LIBOR + 3.110% 6.992% 11/15/38 (d)(f)(g)	150,000	133,040
Class J, 1 month U.S. LIBOR + 3.610% 7.4909% 11/15/38 (d)(f)(g)	2,107,000	1,844,240
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (d)(f)(g)	16,736,816	16,096,900
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (d)(f)(g)	19,870,393	18,874,073
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (d)(f)(g)	5,962,582	5,663,618
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (d)(f)(g)	12,046,212	11,412,037
Class F, 1 month U.S. LIBOR + 3.700% 7.576% 7/15/38 (d)(f)(g)	3,321,982	3,124,212
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	7,200,000	6,784,672
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	96,200	94,542
Class X, 0.5769% 8/10/43 (d)(f)(m)	399,201	957
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 6.525% 10/15/36 (d)(f)(g)	3,075,000	2,777,554
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 5.4012% 8/15/36 (d)(f)(g)	1,680,000	1,617,582
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (d)(f)(g)	20,789,318	20,381,835
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (d)(f)(g)	10,027,000	9,453,282
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (d)(f)(g)	18,953,000	17,640,654
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (d)(f)(g)	2,930,000	2,709,702
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (d)(f)(g)	2,414,000	2,212,338
Series 2011-GC5:
Class C, 5.299% 8/10/44 (d)(f)	908,923	699,459
Class D, 5.299% 8/10/44 (d)(f)	623,936	257,235
Class E, 5.299% 8/10/44 (c)(d)(f)	773,957	66,721
Class F, 4.5% 8/10/44 (c)(d)	1,339,218	4,698
Series 2012-GCJ9:
Class D, 4.6339% 11/10/45 (d)(f)	1,910,000	1,889,754
Class E, 4.6339% 11/10/45 (d)(f)	896,000	765,270
Series 2013-GC10 Class D, 4.5609% 2/10/46 (d)(f)	586,000	534,624
Series 2013-GC12 Class D, 4.5614% 6/10/46 (d)(f)	254,518	245,610
Series 2013-GC16:
Class C, 5.4881% 11/10/46 (f)	421,844	405,699
Class D, 5.4881% 11/10/46 (d)(f)	1,161,000	1,086,985
Class F, 3.5% 11/10/46 (d)	970,000	871,685
Series 2014-GC20 Class XA, 1.1766% 4/10/47 (f)(m)	62,339,974	573,758
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (f)(m)	16,000,333	440,248
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	703,000	543,459
Series 2016-GS4 Class C, 4.0792% 11/10/49 (f)	464,000	395,005
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	1,720,000	1,294,790
Series 2018-GS9 Class D, 3% 3/10/51 (d)	835,000	585,747
Series 2019-GC38 Class D, 3% 2/10/52 (d)	446,000	314,354
Series 2019-GC39 Class D, 3% 5/10/52 (d)	1,176,000	814,491
Series 2019-GC40 Class D, 3% 7/10/52 (d)	924,000	646,242
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	408,000	276,382
Class E, 2.8% 9/1/52 (d)	1,092,000	692,670
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	961,854
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	693,000	437,493
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	952,000	636,505
Class SWD, 3.3258% 12/13/39 (d)(f)	735,000	473,477
Series 2020-GC47 Class D, 3.5696% 5/12/53 (d)(f)	336,000	235,037
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 9.6386% 11/21/35 (d)(f)(g)	3,076,128	2,762,301
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)	3,339,000	2,856,584
Class F, 4.3333% 11/5/38 (d)(f)	2,022,000	1,708,562
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	714,000	669,948
Class F, 6.1552% 11/5/35 (d)	1,531,000	1,418,378
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	577,150	492,211
Class F, 4.101% 9/17/39 (d)	93,898	80,342
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)	861,000	610,601
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)	693,000	470,375
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 7.9863% 10/15/39 (d)(f)(g)	1,113,000	1,088,641
Class E, CME Term SOFR 1 Month Index + 5.940% 9.7343% 10/15/39 (d)(f)(g)	1,386,000	1,365,704
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	1,064,000	932,803
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 8.8254% 8/15/39 (d)(f)(g)	1,087,000	1,052,395
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (d)(f)(g)	27,660,000	27,382,731
J.P. Morgan Chase Commercial Mortgage Securities floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 7.9233% 8/15/39 (d)(f)(g)	1,653,000	1,640,558
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7761% 4/15/47 (f)(m)	5,971,412	33,926
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	194,000	142,450
Series 2014-C26 Class D, 4.0155% 1/15/48 (d)(f)	3,811,000	3,217,963
Series 2015-C30 Class XA, 0.5754% 7/15/48 (f)(m)	38,774,385	368,663
Series 2015-C32 Class C, 4.8052% 11/15/48 (f)	1,942,000	1,405,272
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5203% 12/15/49 (d)(f)	1,251,000	932,720
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1955% 12/15/49 (f)	603,000	500,099
Class D, 3.1955% 12/15/49 (d)(f)	1,242,000	893,487
Series 2017-C7 Class D, 3% 10/15/50 (d)	2,471,000	1,770,497
Series 2018-C8 Class D, 3.4712% 6/15/51 (d)(f)	406,000	275,412
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	567,000	379,867
Class E, 2.5% 11/13/52 (d)	1,092,000	681,366
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	714,000	422,731
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 6.035% 7/15/36 (d)(f)(g)	1,029,000	962,453
Class F, 1 month U.S. LIBOR + 3.000% 6.875% 7/15/36 (d)(f)(g)	336,000	308,380
Series 2011-C3:
Class E, 5.709% 2/15/46 (d)(f)	1,156,000	499,796
Class G, 4.409% 2/15/46 (d)(f)	368,000	29,201
Class H, 4.409% 2/15/46 (c)(d)(f)	828,000	79,836
Class J, 4.409% 2/15/46 (c)(d)(f)	106,000	3,056
Series 2012-CBX:
Class E, 4.8344% 6/15/45 (d)(f)	971,444	831,360
Class F, 4% 6/15/45 (c)(d)	1,124,000	423,626
Class G 4% 6/15/45 (d)	1,233,000	298,895
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	969,248
Class D, 4.3719% 4/15/46 (f)	1,638,000	1,359,391
Class F, 3.25% 4/15/46 (c)(d)(f)	1,851,000	374,642
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (c)(d)(f)	945,000	2,362
Class E, 3.9314% 6/10/27 (c)(d)(f)	1,519,000	3,787
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	743,000	599,464
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	8,593,000	8,025,211
Class CFX, 4.9498% 7/5/33 (d)	2,322,000	2,023,151
Class DFX, 5.3503% 7/5/33 (d)	4,241,000	3,656,295
Class EFX, 5.5423% 7/5/33 (d)(f)	4,886,000	4,166,546
Class XAFX, 1.2948% 7/5/33 (d)(f)(m)	35,039,000	132,430
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)	1,071,000	817,703
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	723,000	612,802
Class FFX, 4.6254% 1/16/37 (d)	1,145,000	938,969
Class GFX, 4.8445% 1/16/37 (d)(f)	441,000	355,182
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 5.873% 5/15/36 (d)(f)(g)	1,638,000	1,572,396
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 7.825% 8/15/38 (d)(f)(g)	1,970,757	1,739,714
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 9.7818% 3/15/39 (d)(f)(g)	929,250	877,728
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)	375,000	323,868
Class E, 4.8035% 2/10/36 (d)(f)	942,000	783,339
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (d)(f)(g)	53,922,000	52,300,172
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (d)(f)(g)	24,765,000	23,833,960
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (d)(f)(g)	13,877,000	13,320,525
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (d)(f)(g)	12,332,000	11,744,782
Class E, CME Term SOFR 1 Month Index + 3.240% 7.0343% 5/15/39 (d)(f)(g)	2,310,000	2,188,431
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (d)(f)(g)	36,489,818	35,071,138
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (d)(f)(g)	6,599,662	6,252,042
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (d)(f)(g)	4,152,066	3,912,544
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (d)(f)(g)	5,774,950	5,427,331
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (d)(f)(g)	5,045,586	4,729,224
Class F, 1 month U.S. LIBOR + 2.350% 6.225% 3/15/38 (d)(f)(g)	2,510,506	2,346,805
Class G, 1 month U.S. LIBOR + 2.950% 6.825% 3/15/38 (d)(f)(g)	6,564,275	6,119,798
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)	819,000	448,465
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 7.876% 11/15/38 (d)(f)(g)	1,921,000	1,757,350
Class G, 1 month U.S. LIBOR + 5.250% 9.126% 11/15/38 (d)(f)(g)	4,522,000	3,983,458
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 6.625% 7/15/38 (d)(f)(g)	315,000	288,153
Class J, 1 month U.S. LIBOR + 3.950% 7.825% 7/15/38 (d)(f)(g)	307,000	275,451
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)	707,000	496,183
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 6.476% 4/15/38 (d)(f)(g)	168,000	157,059
Class G, 1 month U.S. LIBOR + 3.200% 7.076% 4/15/38 (d)(f)(g)	4,491,000	4,118,385
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 6.275% 5/15/38 (d)(f)(g)	1,817,000	1,671,217
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.0535% 1/15/27 (d)(f)(g)	369,230	337,764
Class G, CME Term SOFR 1 Month Index + 3.950% 7.7518% 1/15/27 (d)(f)(g)	1,101,861	1,000,486
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)	475,000	316,281
Class E, 3.5926% 2/10/42 (d)(f)	349,000	219,300
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	592,000
Series 2012-C5 Class E, 4.7919% 8/15/45 (d)(f)	288,000	265,998
Series 2012-C6 Class D, 4.6472% 11/15/45 (d)(f)	1,469,000	1,355,789
Series 2012-C6, Class F, 4.6472% 11/15/45 (d)(f)	693,000	558,165
Series 2013-C12 Class D, 4.9148% 10/15/46 (d)(f)	1,299,000	1,161,328
Series 2013-C13:
Class D, 5.0587% 11/15/46 (d)(f)	1,747,000	1,597,676
Class E, 5.0587% 11/15/46 (d)(f)	785,081	672,071
Series 2013-C7 Class C, 4.1743% 2/15/46 (f)	308,000	305,119
Series 2013-C8 Class D, 4.2065% 12/15/48 (d)(f)	504,000	475,239
Series 2013-C9:
Class C, 4.1466% 5/15/46 (f)	920,000	885,597
Class D, 4.2346% 5/15/46 (d)(f)	1,700,000	1,552,477
Class E, 4.2346% 5/15/46 (d)(f)	722,000	640,840
Series 2014-C17 Class XA, 1.1844% 8/15/47 (f)(m)	57,903,216	589,443
Series 2015-C25 Class XA, 1.1949% 10/15/48 (f)(m)	25,745,280	521,782
Series 2016-C30:
Class C, 4.2323% 9/15/49 (f)	266,000	225,212
Class D, 3% 9/15/49 (d)	252,000	162,443
Series 2016-C31 Class C, 4.4082% 11/15/49 (f)	603,000	489,998
Series 2016-C32 Class C, 4.417% 12/15/49 (f)	415,000	345,809
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	947,000	707,702
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	30,766,000	28,556,807
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	2,557	2,528
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)	1,161,415	1,091,057
Class F, 5.385% 6/15/44 (c)(d)(f)	748,000	481,817
Class XB, 0.4878% 6/15/44 (d)(f)(m)	2,610,196	10,366
Series 2011-C3:
Class C, 5.2525% 7/15/49 (d)(f)	144,040	141,670
Class D, 5.2525% 7/15/49 (d)(f)	2,163,000	2,076,934
Class E, 5.2525% 7/15/49 (c)(d)(f)	1,210,000	1,069,405
Class F, 5.2525% 7/15/49 (c)(d)(f)	332,000	221,278
Class G, 5.2525% 7/15/49 (c)(d)(f)	1,123,200	577,717
Series 2012-C4 Class D, 5.3359% 3/15/45 (d)(f)	232,537	215,095
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)	418,000	360,062
Class F, 4.4382% 9/9/32 (d)(f)	734,000	551,388
Series 2015-MS1:
Class C, 4.1581% 5/15/48 (f)	468,000	408,834
Class D, 4.1581% 5/15/48 (d)(f)	1,371,000	1,127,393
Series 2016-BNK2:
Class C, 3% 11/15/49 (c)(d)	1,456,000	1,082,591
Class D, 4.0182% 11/15/49 (f)	603,000	500,539
Series 2017-H1:
Class C, 4.281% 6/15/50	1,129,000	969,139
Class D, 2.546% 6/15/50 (d)	3,406,000	2,422,491
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,285,465
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)	1,318,000	946,519
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)	4,445,000	4,012,250
Class C, 3.283% 11/10/36 (d)(f)	4,265,000	3,713,900
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)	462,000	294,133
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	756,000	478,584
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	156,265
Series 2021-L6 Class XA, 1.3449% 6/15/54 (f)(m)	26,878,614	1,729,494
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 6.923% 10/15/37 (d)(f)(g)	613,208	574,880
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	311,000	215,133
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 7.6253% 6/15/35 (d)(f)(g)	128,000	97,233
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)	307,000	240,513
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 7.026% 11/15/34 (d)(f)(g)	245,000	229,959
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)	399,000	306,832
Class F, 4.2724% 5/15/39 (d)(f)	1,374,000	963,852
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)	735,000	638,836
Class AMZ3, 3.6167% 1/15/37 (d)(f)	336,000	289,500
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 6.875% 12/15/35 (d)(f)(g)	1,385,000	1,131,732
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.273% 10/15/36 (d)(f)(g)	635,342	581,208
Class J, 1 month U.S. LIBOR + 3.340% 7.221% 10/15/36 (d)(f)(g)	673,037	603,258
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 7.226% 7/15/38 (d)(f)(g)	986,000	883,780
Class NR, 1 month U.S. LIBOR + 6.000% 9.876% 7/15/38 (d)(f)(g)	280,000	248,437
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	3,045,000	2,249,616
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (d)(f)(g)	8,051,000	7,861,537
Class C, 1 month U.S. LIBOR + 2.350% 6.2886% 12/15/37 (d)(f)(g)	3,150,000	2,943,837
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (d)(f)(g)	1,761,333	1,748,238
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	889,973	913,463
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 7.525% 5/15/38 (d)(f)(g)	961,000	820,125
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)	1,360,000	960,396
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)	2,364,000	2,023,242
Class G, 3.8518% 3/15/37 (d)(f)	860,000	706,232
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	3,764,000	2,331,381
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 6.495% 1/15/39 (d)(f)(g)	2,039,000	1,865,227
Class F, CME Term SOFR 1 Month Index + 3.350% 7.145% 1/15/39 (d)(f)(g)	1,617,000	1,475,145
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (d)(f)	1,113,000	743,888
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (d)(f)(g)	7,618,000	7,156,911
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (d)(f)(g)	3,962,000	3,694,017
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.4516% 7/15/36 (d)(f)(g)	4,344,000	4,153,404
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.1408% 10/15/38 (d)(f)(g)	1,487,000	1,314,875
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (d)(f)(g)	29,791,000	28,465,738
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (d)(f)(g)	17,063,000	16,164,996
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (d)(f)(g)	10,597,000	9,986,193
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (d)(f)(g)	6,964,000	6,545,153
Class E, 1 month U.S. LIBOR + 2.020% 5.9021% 11/15/38 (d)(f)(g)	2,289,000	2,145,597
Class F, 1 month U.S. LIBOR + 2.620% 6.5002% 11/15/38 (d)(f)(g)	976,000	909,966
Class G, 1 month U.S. LIBOR + 2.970% 6.8491% 11/15/38 (d)(f)(g)	4,308,000	3,908,142
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 6.8425% 11/15/36 (d)(f)(g)	1,090,000	1,008,061
Class J, 1 month U.S. LIBOR + 3.910% 7.7905% 11/15/36 (d)(f)(g)	3,205,000	2,945,850
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 7.4911% 10/15/34 (d)(f)(g)	798,000	715,249
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 6.778% 11/15/36 (d)(f)(g)	2,268,000	2,080,171
Class F, 1 month U.S. LIBOR + 3.550% 7.426% 11/15/36 (d)(f)(g)	1,000,000	914,104
Class G, 1 month U.S. LIBOR + 4.200% 8.075% 11/15/36 (d)(f)(g)	525,000	480,117
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (d)(f)	185,000	117,446
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 6.23% 6/15/26 (d)(f)(g)	2,456,000	2,246,071
Class G, 1 month U.S. LIBOR + 3.850% 7.73% 6/15/26 (d)(f)(g)	459,000	422,436
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	2,499,000	2,358,157
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.6606% 5/10/45 (c)(d)(f)	138,382	125,926
Class E, 5% 5/10/45 (c)(d)(f)	595,000	232,050
Class F, 5% 5/10/45 (c)(d)(f)	762,700	39,519
Series 2017-C7 Class XA, 1.1862% 12/15/50 (f)(m)	47,907,478	1,703,461
Series 2018-C8 Class C, 4.8664% 2/15/51 (f)	336,000	290,472
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(f)	746,000	671,324
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (c)(d)(f)	110,000	104,484
Class E, 4.3793% 6/10/30 (c)(d)(f)	849,000	662,382
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 8.875% 7/15/39 (d)(f)(g)	315,000	286,765
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 7.775% 7/15/39 (d)(f)(g)	1,383,000	1,262,339
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	25,554,000	19,861,910
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	1,600,000	1,224,942
Class X, 0.5162% 10/10/42 (d)(f)(m)	35,000,000	951,430
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 8.4386% 1/18/37 (d)(f)(g)	4,431,000	4,087,263
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (d)(f)(g)	17,572,000	16,567,235
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 6.375% 2/15/40 (d)(f)(g)	352,700	310,805
Class E, 1 month U.S. LIBOR + 3.650% 7.525% 2/15/40 (d)(f)(g)	250,890	219,078
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	1,034,000	663,131
Series 2015-C31 Class XA, 1.1084% 11/15/48 (f)(m)	20,421,742	449,219
Series 2015-NXS4 Class D, 3.8415% 12/15/48 (f)	861,000	730,710
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	347,010
Class D, 3% 8/15/49 (d)	487,000	291,329
Series 2016-C34 Class XA, 2.2294% 6/15/49 (f)(m)	16,750,624	744,084
Series 2016-LC25 Class C, 4.4874% 12/15/59 (f)	575,000	495,979
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	1,337,000	1,012,032
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	595,000	430,199
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	336,579
Series 2018-C44 Class D, 3% 5/15/51 (d)	2,676,000	1,843,885
Series 2018-C46 Class XA, 1.1006% 8/15/51 (f)(m)	51,869,619	1,424,983
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,396,360
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	372,000	26,564
Series 2011-C3:
Class D, 5.4196% 3/15/44 (d)(f)	1,342,632	537,053
Class E, 5% 3/15/44 (c)(d)	733,000	3,665
Class F, 5% 3/15/44 (c)(d)	435,145	38
Series 2011-C4:
Class D, 4.9882% 6/15/44 (d)(f)	474,000	423,491
Class E, 4.9882% 6/15/44 (d)(f)	335,432	268,573
Series 2011-C5:
Class E, 5.7043% 11/15/44 (d)(f)	772,394	733,775
Class F, 5.25% 11/15/44 (d)(f)	1,146,000	1,042,951
Class G, 5.25% 11/15/44 (d)(f)	376,000	327,164
Series 2012-C7:
Class C, 4.806% 6/15/45 (c)(f)	1,013,856	722,373
Class E, 4.806% 6/15/45 (d)(f)	830,974	63,486
Series 2013-C11:
Class D, 4.4052% 3/15/45 (d)(f)	801,251	738,586
Class E, 4.4052% 3/15/45 (d)(f)	1,774,872	1,475,494
Series 2013-C13 Class D, 4.2887% 5/15/45 (d)(f)	580,000	557,934
Series 2013-C16 Class D, 5.148% 9/15/46 (d)(f)	211,000	189,787
Series 2013-UBS1 Class D, 5.1916% 3/15/46 (d)(f)	830,625	796,540
Series 2014-C21 Class XA, 1.1633% 8/15/47 (f)(m)	44,359,127	598,777
Series 2014-C24 Class XA, 0.9868% 11/15/47 (f)(m)	17,802,818	218,889
Series 2014-LC14 Class XA, 1.416% 3/15/47 (f)(m)	25,252,367	237,940
WFCM Series 2022-C62:
Class C, 4.4956% 4/15/55 (f)	1,923,000	1,416,569
Class D, 2.5% 4/15/55 (d)	1,365,000	779,382
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)	348,000	207,370
Class F, 3.7154% 11/10/36 (d)(f)	1,960,000	1,104,967
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	528,000	418,051
Class PR2, 3.6332% 6/5/35 (d)(f)	1,378,000	1,022,310
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,708,288,008)		1,582,765,272

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	17,580,000	21,679,136
7.35% 11/1/39	1,690,000	2,094,242
7.55% 4/1/39	11,940,000	15,343,360
Series 2010, 7.625% 3/1/40	6,440,000	8,254,355
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	8,885,000	9,777,163
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,212,273	4,210,975
5.1% 6/1/33	40,165,000	38,717,723
Series 2010-1, 6.63% 2/1/35	7,610,000	7,772,237
Series 2010-3:
6.725% 4/1/35	11,345,000	11,646,050
7.35% 7/1/35	4,828,571	5,125,846
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	29,639,881
TOTAL MUNICIPAL SECURITIES (Cost $163,450,616)		154,260,968

Foreign Government and Government Agency Obligations - 1.4%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		1,370,000	1,272,388
8.75% 4/14/32 (d)		795,000	710,531
9.375% 5/8/48 (d)		225,000	186,469
9.5% 11/12/25 (d)		3,130,000	3,188,688
Arab Republic of Egypt:
5.8% 9/30/27 (d)		1,000,000	823,750
7.0529% 1/15/32 (d)		385,000	285,093
7.5% 1/31/27 (d)		5,687,000	5,082,756
7.5% 2/16/61 (d)		485,000	307,975
7.6003% 3/1/29 (d)		1,065,000	870,638
7.903% 2/21/48 (d)		941,000	604,593
8.5% 1/31/47 (d)		1,586,000	1,054,690
8.7002% 3/1/49 (d)		1,085,000	724,238
Argentine Republic:
0.5% 7/9/30 (q)		18,255,686	4,828,629
1% 7/9/29		1,948,999	506,740
1.5% 7/9/35 (q)		7,493,323	1,817,131
3.5% 7/9/41 (q)		3,050,000	852,475
3.875% 1/9/38 (q)		5,332,281	1,612,348
Bahamian Republic 6% 11/21/28 (d)		835,000	618,318
Bahrain Kingdom 5.625% 5/18/34 (d)		490,000	417,725
Barbados Government 6.5% 10/1/29 (d)		1,530,000	1,417,449
Bermuda Government:
2.375% 8/20/30 (d)		185,000	151,503
3.375% 8/20/50 (d)		430,000	288,046
3.717% 1/25/27 (d)		1,720,000	1,625,185
4.75% 2/15/29 (d)		965,000	937,739
5% 7/15/32 (d)		490,000	471,717
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,014,464
7.125% 1/20/37		1,550,000	1,644,938
8.25% 1/20/34		2,809,000	3,190,497
Buenos Aires Province 5.25% 9/1/37 (d)(q)		1,430,000	456,974
Cameroon Republic 9.5% 11/19/25 (d)		1,180,000	1,142,240
Chilean Republic:
2.45% 1/31/31		3,505,000	2,963,478
2.75% 1/31/27		790,000	732,330
3.5% 1/31/34		520,000	451,360
4% 1/31/52		455,000	359,450
4.34% 3/7/42		665,000	568,908
Colombian Republic:
3% 1/30/30		2,720,000	2,046,800
3.125% 4/15/31		1,455,000	1,076,700
3.25% 4/22/32		745,000	532,675
4.125% 5/15/51		600,000	353,400
5% 6/15/45		2,520,000	1,688,085
5.2% 5/15/49		1,660,000	1,116,350
6.125% 1/18/41		105,000	82,425
7.375% 9/18/37		380,000	351,500
8% 4/20/33		1,085,000	1,077,948
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	545,700
6.125% 2/19/31 (d)		600,000	580,500
7% 4/4/44 (d)		140,000	130,725
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		635,000	193,745
6.825% 7/18/26 (d)(e)		210,000	65,009
7.55% 3/28/30 (d)(e)		615,000	184,615
7.85% 3/14/29 (d)(e)		1,345,000	402,491
Dominican Republic:
4.5% 1/30/30 (d)		665,000	564,543
4.875% 9/23/32 (d)		2,060,000	1,705,680
5.875% 1/30/60 (d)		1,035,000	765,900
5.95% 1/25/27 (d)		1,181,000	1,148,375
6% 7/19/28 (d)		1,011,000	973,088
6.4% 6/5/49 (d)		425,000	344,197
6.5% 2/15/48 (d)		635,000	523,081
6.85% 1/27/45 (d)		1,143,000	994,267
6.875% 1/29/26 (d)		2,522,000	2,548,481
7.45% 4/30/44 (d)		794,000	739,313
Ecuador Republic:
2.5% 7/31/35 (d)(q)		1,850,000	805,675
5.5% 7/31/30 (d)(q)		3,355,000	2,031,453
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	79,743
7.1246% 1/20/50 (d)		750,000	270,938
7.625% 2/1/41 (d)		230,000	83,375
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,745,000	1,436,680
3% 9/15/51 (d)		1,220,000	862,998
3.125% 9/30/49 (d)		5,230,000	3,792,731
3.875% 4/16/50 (d)		18,260,000	15,153,518
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,050,000	1,427,697
5.25% 1/30/43 (Reg. S)		890,000	785,870
Gabonese Republic 7% 11/24/31 (d)		1,245,000	1,025,024
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,139,840
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	500,000	446,945
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,289,607
0% 5/15/35 (Reg. S) (i)	EUR	27,640,000	22,568,599
Ghana Republic:
7.75% 4/7/29 (d)		1,500,000	546,844
8.627% 6/16/49 (d)		525,000	172,364
10.75% 10/14/30 (d)		965,000	661,025
Guatemalan Republic:
4.9% 6/1/30 (d)		590,000	554,711
5.375% 4/24/32 (d)		910,000	878,605
6.125% 6/1/50 (d)		615,000	563,033
Hungarian Republic:
2.125% 9/22/31 (d)		530,000	394,287
5.25% 6/16/29 (d)		755,000	724,942
5.5% 6/16/34 (d)		790,000	754,351
Indonesian Republic:
3.5% 2/14/50		820,000	613,975
3.85% 10/15/30		855,000	801,563
4.1% 4/24/28		1,305,000	1,275,638
4.2% 10/15/50		44,910,000	36,999,553
4.35% 1/11/48		1,225,000	1,038,322
4.4% 6/6/27 (d)		890,000	874,592
5.125% 1/15/45 (d)		2,740,000	2,603,301
5.25% 1/17/42 (d)		660,000	646,800
5.95% 1/8/46 (d)		985,000	1,030,556
6.75% 1/15/44 (d)		690,000	760,801
7.75% 1/17/38 (d)		1,728,000	2,075,760
8.5% 10/12/35 (d)		2,680,000	3,368,928
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	725,895
6.875% 12/5/27 (d)		330,000	130,386
8.25% 4/15/24 (d)		611,000	336,117
Israeli State:
3.375% 1/15/50		1,960,000	1,493,614
3.8% 5/13/60 (Reg. S)		675,000	527,918
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,200,538
6.375% 3/3/28 (d)		2,920,000	2,799,550
Jamaican Government:
6.75% 4/28/28		495,000	521,390
7.875% 7/28/45		430,000	471,065
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,479,164
7.375% 10/10/47 (d)		290,000	242,150
7.75% 1/15/28 (d)		825,000	844,594
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,479,469
3.25% 10/22/30 (d)		10,790,000	9,859,363
3.45% 2/2/61 (d)		1,675,000	1,198,986
3.625% 3/4/28 (d)		785,000	747,713
3.75% 1/21/55 (d)		1,250,000	967,188
4.5% 10/26/46 (d)		1,665,000	1,454,794
4.5% 4/22/60 (d)		7,675,000	6,744,406
4.625% 10/4/47 (d)		680,000	600,950
Korean Republic 1% 9/16/30		1,585,000	1,255,463
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	107,933
6.375% 12/31/49 (e)		1,956,000	116,695
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		1,000,000	390,000
5.1% 3/28/35(Reg. S) (e)		2,000,000	840,000
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,051,109
4% 12/15/50 (d)		335,000	229,643
5.5% 12/11/42 (d)		200,000	170,850
Panamanian Republic:
2.252% 9/29/32		1,065,000	802,943
3.298% 1/19/33		1,135,000	934,673
3.87% 7/23/60		1,530,000	1,018,215
4.5% 5/15/47		645,000	507,938
4.5% 4/16/50		2,015,000	1,552,558
6.4% 2/14/35		1,335,000	1,388,400
Peruvian Republic:
2.783% 1/23/31		5,060,000	4,275,700
3% 1/15/34		1,130,000	915,865
3.3% 3/11/41		1,285,000	958,610
Philippine Republic:
2.65% 12/10/45		1,055,000	706,966
2.95% 5/5/45		430,000	307,497
5.609% 4/13/33		825,000	867,372
5.95% 10/13/47		1,320,000	1,419,145
Polish Government 5.75% 11/16/32		1,150,000	1,210,306
Province of Santa Fe 7% 3/23/23 (d)		1,042,000	986,644
Provincia de Cordoba:
6.875% 12/10/25 (d)		3,111,474	2,465,843
6.99% 6/1/27 (d)		1,110,721	716,276
Republic of Armenia 3.6% 2/2/31 (d)		890,000	680,461
Republic of Iraq 5.8% 1/15/28 (Reg. S)		657,250	588,362
Republic of Kenya:
6.3% 1/23/34 (d)		515,000	403,631
6.875% 6/24/24 (d)		815,000	751,838
7% 5/22/27 (d)		950,000	849,063
Republic of Nigeria:
6.125% 9/28/28 (d)		2,020,000	1,552,875
6.375% 7/12/23 (d)		440,000	433,400
6.5% 11/28/27 (d)		505,000	400,844
7.143% 2/23/30 (d)		1,285,000	991,056
7.625% 11/21/25 (d)		1,730,000	1,591,600
7.696% 2/23/38 (d)		760,000	528,200
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	470,905
4.95% 4/28/31 (d)		1,525,000	1,466,669
5.4% 3/30/50 (d)		530,000	445,631
Republic of Senegal 6.25% 5/23/33 (d)		940,000	782,726
Republic of Serbia 2.125% 12/1/30 (d)		1,705,000	1,249,232
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	589,198
3.9% 10/19/31 (d)		1,045,000	841,094
4.75% 2/20/24 (d)		580,000	563,796
Republic of Zambia 8.97% 7/30/27 (d)		985,000	448,175
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,082,988
3% 2/14/31 (d)		1,721,000	1,371,207
3.625% 3/27/32 (d)		1,206,000	973,694
4% 2/14/51 (d)		615,000	408,514
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,134,416
South African Republic:
4.85% 9/27/27		760,000	723,568
4.85% 9/30/29		620,000	560,248
5% 10/12/46		1,065,000	761,009
5.75% 9/30/49		1,220,000	927,200
5.875% 4/20/32		760,000	697,300
State of Qatar:
3.75% 4/16/30 (d)		4,850,000	4,656,000
4% 3/14/29 (d)		1,570,000	1,534,675
4.4% 4/16/50 (d)		31,255,000	28,402,981
4.625% 6/2/46 (d)		2,035,000	1,902,725
4.817% 3/14/49 (d)		1,980,000	1,910,700
5.103% 4/23/48 (d)		1,815,000	1,815,000
9.75% 6/15/30 (d)		722,000	963,870
Sultanate of Oman:
5.375% 3/8/27 (d)		315,000	306,731
5.625% 1/17/28 (d)		3,575,000	3,499,031
6% 8/1/29 (d)		1,185,000	1,170,188
6.25% 1/25/31 (d)		895,000	891,644
6.5% 3/8/47 (d)		325,000	290,063
6.75% 1/17/48 (d)		3,039,000	2,784,484
Turkish Republic:
4.25% 3/13/25		2,225,000	2,074,813
4.25% 4/14/26		2,845,000	2,517,825
4.75% 1/26/26		2,780,000	2,515,900
4.875% 10/9/26		1,840,000	1,637,600
4.875% 4/16/43		1,825,000	1,186,250
5.125% 2/17/28		1,395,000	1,199,700
5.75% 5/11/47		1,008,000	685,440
6% 3/25/27		440,000	402,600
6% 1/14/41		445,000	323,738
6.125% 10/24/28		945,000	836,325
6.35% 8/10/24		420,000	418,110
6.375% 10/14/25		350,000	334,250
9.875% 1/15/28		905,000	944,187
Ukraine Government:
0% 8/1/41 (d)(f)		975,000	286,284
6.876% 5/21/31 (d)		455,000	94,782
7.253% 3/15/35 (d)		1,570,000	325,579
7.375% 9/25/34 (d)		780,000	164,434
7.75% 9/1/24 (d)		2,254,000	612,525
7.75% 9/1/25 (d)		2,985,000	744,011
7.75% 9/1/26 (d)		3,955,000	889,381
7.75% 9/1/28 (d)		575,000	134,263
7.75% 9/1/29 (d)		270,000	63,416
United Arab Emirates 4.05% 7/7/32 (d)		1,135,000	1,108,044
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	8,710,000	10,174,790
2.25% 9/7/23	GBP	21,290,000	25,426,231
United Mexican States:
2.659% 5/24/31		1,235,000	1,024,433
3.25% 4/16/30		1,660,000	1,481,550
3.5% 2/12/34		1,565,000	1,304,428
3.75% 1/11/28		1,515,000	1,450,613
3.75% 4/19/71		2,225,000	1,485,188
4.5% 4/22/29		905,000	880,565
4.875% 5/19/33		895,000	844,433
5.75% 10/12/2110		2,265,000	1,959,650
6.05% 1/11/40		1,810,000	1,814,864
Uruguay Republic 5.1% 6/18/50		1,810,000	1,800,950
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	686,525
11.95% 8/5/31 (Reg. S) (e)		1,641,700	143,593
12.75% 12/31/49 (e)		350,400	24,528
Vietnamese Socialist Republic 5.5% 3/12/28		3,498,000	3,389,343
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $462,495,671)			385,267,717

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,390,684)	27,400,000	27,023,523

Common Stocks - 0.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (c)(r)	255,224	3
Media - 0.0%
Altice U.S.A., Inc. Class A (r)	146,500	668,040
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(r)	1	0
TOTAL COMMUNICATION SERVICES		668,043
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (r)	85,500	4,344,255
CEC Entertainment, Inc. (c)(r)	65,301	1,267,106
		5,611,361
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(r)	518	0
TOTAL CONSUMER DISCRETIONARY		5,611,361
ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Jonah Energy Parent LLC (c)(r)	74,805	4,680,549
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	159,023	7,216,464
California Resources Corp. warrants 10/27/24 (r)	6,440	85,974
Chesapeake Energy Corp.	92,259	9,548,807
Chesapeake Energy Corp. (b)(r)	619	64,067
Denbury, Inc. (r)	27,140	2,436,086
EP Energy Corp. (c)(r)	6,556	54,874
EQT Corp.	104,300	4,423,363
Mesquite Energy, Inc. (c)(r)	113,725	7,033,899
		30,863,534
TOTAL ENERGY		35,544,083
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	8,987	898,700
Lime Tree Bay Ltd. (c)	809	27,288
		925,988
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(r)	83,132	560,310
TNT Crane & Rigging LLC warrants 10/31/25 (c)(r)	3,648	1,240
		561,550
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(r)	311,584	311,584
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(r)	88,700	2,421,510
TOTAL COMMON STOCKS (Cost $25,294,408)		46,044,119

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	511,908

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	5,145	3,087,000

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,443,388
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	809,523
Dynex Capital, Inc. Series C 6.90% (f)	20,200	438,138
Franklin BSP Realty Trust, Inc. 7.50%	34,000	638,860
MFA Financial, Inc. Series B, 7.50%	24,975	491,758
		3,821,667
TOTAL FINANCIALS		6,908,667

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	16,674
Series C, 6.50%	26,075	293,344
DiamondRock Hospitality Co. 8.25%	12,600	311,220
iStar Financial, Inc. Series G, 7.65%	34,900	858,889
National Storage Affiliates Trust Series A, 6.00%	12,600	288,099
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	682,668
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	407,612
		2,858,506
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	425,560
Series I, 7.15%	30,500	575,535
		1,001,095
TOTAL REAL ESTATE		3,859,601

TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,768,268
TOTAL PREFERRED STOCKS (Cost $10,121,358)		11,280,176

Bank Loan Obligations - 7.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1231% 11/30/27 (f)(g)(s)	1,248,543	1,217,330
Cincinnati Bell, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.0787% 11/23/28 (f)(g)(s)	2,044,550	2,002,637
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.26% 12/12/26 (f)(g)(s)	2,015,280	1,987,570
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3125% 10/2/27 (f)(g)(s)	1,592,230	1,390,543
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (f)(g)(s)	11,229,930	10,761,080
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 3/1/27 (f)(g)(s)	2,678,811	2,545,701
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (f)(g)(s)	4,771,434	4,649,763
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (f)(g)(s)	3,680,000	2,934,800
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (f)(g)(s)	6,466,843	5,408,738
3 month U.S. LIBOR + 8.250% 12.6647% 11/1/25 (f)(g)(s)	3,586,000	2,640,946
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.0039% 9/21/27 (f)(g)(s)	4,570,641	4,168,424
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.0714% 3/9/27 (f)(g)(s)	13,429,224	10,091,793
CME Term SOFR 1 Month Index + 4.250% 8.3365% 3/9/27 (f)(g)(s)	1,069,625	831,034
		50,630,359
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.2032% 2/10/27 (f)(g)(s)	9,222,264	7,634,283
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.5714% 9/1/27 (f)(g)(s)	1,368,000	1,210,680
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.5714% 9/1/27 (f)(g)(s)	3,520,000	3,112,278
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 13.8947% 9/9/23 (f)(g)(s)	3,163,491	3,046,853
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(s)	4,962,658	1,056,103
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(s)	731,236	152,280
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 3/11/28 (f)(g)(s)	2,211,062	2,152,336
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.375% 8/5/28 (c)(f)(g)(s)	2,780,090	2,571,583
		20,936,396
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.284% 10/28/27 (f)(g)(s)	7,640,059	6,129,237
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.8291% 1/31/26 (f)(g)(s)	2,409,545	2,349,307
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.83% 2/1/27 (f)(g)(s)	16,331,374	15,908,555
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.1231% 1/31/28 (f)(g)(s)	6,820,000	6,600,055
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8731% 10/15/29 (f)(g)(s)	1,415,000	1,374,913
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.3731% 4/15/27 (f)(g)(s)	4,254,688	3,979,920
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.1231% 1/15/26 (f)(g)(s)	3,403,904	3,239,019
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.8939% 5/25/26 (f)(g)(s)	4,551,980	4,285,689
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1439% 8/24/26 (f)(g)(s)	17,264,455	2,730,028
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.0714% 8/2/27 (f)(g)(s)	3,252,900	3,110,943
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.844% 12/1/28 (f)(g)(s)	6,816,810	5,896,540
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 6.5436% 11/17/24 (f)(g)(s)	1,502,053	1,107,449
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7677% 12/1/28 (f)(g)(s)	1,790,977	1,740,758
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.6231% 9/25/28 (f)(g)(s)	1,810,000	1,773,800
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 1/28/29 (f)(g)(s)	1,497,475	1,446,007
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 6.1231% 7/17/25 (f)(g)(s)	4,498,134	4,300,216
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 9/19/26 (f)(g)(s)	4,272,122	4,233,843
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.1647% 7/31/25 (f)(g)(s)	8,725,479	8,354,646
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 7.7666% 1/31/26 (f)(g)(s)	8,007,032	7,656,724
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (f)(g)(s)	2,446,080	2,356,382
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.019% 8/29/25 (f)(g)(s)	1,922,846	1,889,196
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/7/28 (f)(g)(s)	2,036,350	1,975,993
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.58% 9/30/26 (f)(g)(s)	2,138,850	2,041,276
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 8/14/26 (f)(g)(s)	2,786,832	2,765,067
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (f)(g)(s)	1,221,938	1,203,608
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.0039% 3/24/26 (f)(g)(s)	3,721,034	3,651,265
1 month U.S. LIBOR + 3.250% 7.3214% 1/31/29 (f)(g)(s)	5,313,300	5,158,311
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.3731% 1/31/28 (f)(g)(s)	3,500,000	3,407,565
		110,666,312
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.5177% 4/27/27 (f)(g)(s)	1,358,322	1,323,522
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (f)(g)(s)	21,885,935	21,114,456
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 5.83% 4/11/25 (f)(g)(s)	2,196,991	2,181,612
		24,619,590
TOTAL COMMUNICATION SERVICES		206,852,657
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.5787% 3/5/28 (f)(g)(s)	2,730,623	2,438,802
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 3/16/29 (f)(g)(s)	1,587,025	1,556,602
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 4/30/26 (f)(g)(s)	3,253,413	3,197,162
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (f)(g)(s)	3,620,513	3,539,051
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6963% 12/22/28 (f)(g)(s)	1,960,150	1,764,135
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 12/17/28 (f)(g)(s)	2,992,388	2,413,869
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4849% 1/26/29 (f)(g)(s)	1,223,850	905,649
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 7/28/28 (f)(g)(s)	1,431,875	1,333,076
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 1/29/28 (f)(g)(s)	2,935,300	2,474,458
		19,622,804
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 5/23/27 (f)(g)(s)	1,291,755	1,251,388
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.3884% 6/3/28 (f)(g)(s)	6,934,705	6,249,903
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.1607% 3/1/25 (f)(g)(s)	3,375,701	3,325,909
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.125% 2/1/26 (f)(g)(s)	532,005	526,685
		11,353,885
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 7.7539% 6/11/26 (f)(g)(s)	3,934,469	3,817,655
CME Term SOFR 1 Month Index + 4.620% 8.4537% 6/11/26 (f)(g)(s)	2,298,450	2,227,865
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 1/6/28 (f)(g)(s)	1,241,098	1,127,326
		7,172,846
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0161% 8/12/28 (f)(g)(s)	1,641,406	1,618,836
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (f)(g)(s)	4,847,978	4,768,180
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.3214% 8/22/25 (f)(g)(s)	637,000	611,291
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 2/21/25 (f)(g)(s)	4,739,203	4,534,090
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.6092% 10/1/28 (f)(g)(s)	1,329,950	1,293,376
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.9559% 3/13/25 (c)(f)(g)(s)	1,925,675	1,858,276
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7372% 3/10/29 (f)(g)(s)	1,781,050	1,712,034
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/12/28 (f)(g)(s)	2,158,688	2,123,069
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 4/3/28 (f)(g)(s)	3,959,875	2,503,195
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(s)	20,918,469	18,660,948
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.9241% 7/30/25 (f)(g)(s)	1,073,616	1,044,854
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.18% 5/3/28 (f)(g)(s)	2,190,667	1,826,468
		42,554,617
Hotels, Restaurants & Leisure - 0.8%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.8939% 2/7/29 (f)(g)(s)	3,376,538	3,081,090
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/17/28 (f)(g)(s)	4,520,513	4,452,705
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 3/11/25 (f)(g)(s)	3,416,809	3,359,851
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 1/15/27 (f)(g)(s)	2,289,288	2,238,259
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/24/28 (f)(g)(s)	1,771,100	1,735,678
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1286% 10/1/28 (f)(g)(s)	6,426,438	6,100,681
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.9036% 9/9/26 (f)(g)(s)	1,263,454	1,237,137
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8999% 11/19/26 (f)(g)(s)	2,917,500	2,859,150
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/20/25 (f)(g)(s)	6,550,092	6,499,066
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.8214% 12/22/24 (f)(g)(s)	16,725,001	16,598,059
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (f)(g)(s)	4,344,963	4,172,512
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(s)	4,188,350	3,924,819
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4567% 7/21/28 (f)(g)(s)	17,695,504	16,589,535
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.1875% 6/29/29 (f)(g)(s)	1,930,163	1,912,309
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/15/30 (g)(s)(t)	6,310,000	6,276,494
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 10.6741% 9/8/24 (f)(g)(s)	794,000	502,928
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 3/8/24 (f)(g)(s)	3,526,413	2,609,546
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0865% 1/27/29 (f)(g)(s)	26,436,482	25,174,669
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.0427% 7/4/28 (f)(g)(s)	2,240,000	2,221,946
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/22/28 (f)(g)(s)	1,106,638	1,045,772
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.7539% 11/30/23 (f)(g)(s)	4,721,127	4,712,298
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 11/30/29 (g)(s)(t)	745,000	743,607
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.05% 10/20/24 (f)(g)(s)	7,606,505	7,530,440
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.5056% 10/31/29 (f)(g)(s)	2,105,000	2,080,266
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.1741% 3/16/27 (f)(g)(s)	1,876,250	1,846,943
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.88% 8/27/28 (f)(g)(s)	1,361,250	1,340,831
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 8/2/28 (f)(g)(s)	12,628,992	12,494,872
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.7661% 6/21/26 (f)(g)(s)	2,928,862	2,905,138
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 4/26/28 (f)(g)(s)	2,044,970	1,959,347
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.125% 5/12/28 (f)(g)(s)	3,614,250	3,398,154
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 8/31/25 (f)(g)(s)	1,807,416	1,781,660
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 11.86% 6/23/26 (f)(g)(s)	1,802,188	1,558,892
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.3148% 10/20/28 (f)(g)(s)	1,503,755	1,412,281
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 5/29/26 (f)(g)(s)	2,297,125	2,265,540
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.5696% 3/1/26 (f)(g)(s)	2,930,206	2,559,037
Playa Resorts Holding BV:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 11/22/28 (g)(s)(t)	2,315,000	2,244,832
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.82% 4/27/24 (f)(g)(s)	280,136	279,495
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.1741% 5/10/26 (f)(g)(s)	672,043	512,433
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.8032% 4/1/29 (f)(g)(s)	4,402,150	4,319,610
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 6.08% 5/11/24 (f)(g)(s)	557,789	555,697
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.8958% 4/7/29 (f)(g)(s)	3,556,088	3,482,299
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (f)(g)(s)	5,215,000	4,973,806
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.125% 8/25/28 (f)(g)(s)	2,128,500	2,084,610
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.8919% 7/16/26 (f)(g)(s)	6,447,816	6,360,061
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.33% 2/7/27 (f)(g)(s)	6,265,414	6,116,610
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 5.170% 12.4241% 2/28/25 (f)(g)(s)	3,578,111	3,554,531
3 month U.S. LIBOR + 6.750% 10.4241% 5/30/26 (f)(g)(s)	3,173,024	2,132,272
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 12/30/26 (f)(g)(s)	5,381,901	4,561,161
2LN, term loan 3 month U.S. LIBOR + 8.500% 12.1741% 12/30/27 (f)(g)(s)	500,000	455,625
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.1741% 12/30/26 (c)(f)(g)(s)	759,500	710,133
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/21/28 (f)(g)(s)	7,215,475	6,853,547
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 5.8214% 5/30/25 (f)(g)(s)	1,472,607	1,464,979
		211,843,213
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.4327% 9/24/28 (f)(g)(s)	2,569,050	2,168,278
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.5439% 7/30/28 (f)(g)(s)	3,314,638	3,143,370
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (f)(g)(s)	1,810,900	1,267,630
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 6/29/28 (f)(g)(s)	1,344,129	1,075,814
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2679% 6/29/28 (f)(g)(s)(u)	177,232	141,853
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/30/27 (f)(g)(s)	2,181,366	1,823,622
		9,620,567
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (f)(g)(s)	63,638,330	61,076,887
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.239% 11/8/27 (f)(g)(s)	3,610,025	3,488,764
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5039% 10/19/27 (f)(g)(s)	5,470,000	5,183,974
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 11/8/24 (f)(g)(s)	2,877,867	2,845,491
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 12/17/26 (f)(g)(s)	14,006,619	12,991,139
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (f)(g)(s)	6,489,875	6,463,526
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (f)(g)(s)	5,008,462	4,995,940
		97,045,721
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.9904% 12/14/26 (c)(f)(g)(s)	2,832,031	2,619,629
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 8.5714% 12/21/25 (f)(g)(s)	2,474,343	1,680,797
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 5/12/28 (f)(g)(s)	3,000,000	2,936,250
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.5714% 1/4/26 (f)(g)(s)	3,286,583	3,277,348
		10,514,024
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8.6875% 3/10/26 (f)(g)(s)	4,071,434	3,913,666
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5177% 11/6/27 (f)(g)(s)	4,993,111	4,941,632
Adient U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 4/8/28 (f)(g)(s)	1,259,063	1,241,750
At Home Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7429% 7/24/28 (f)(g)(s)	1,782,000	1,411,344
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (f)(g)(s)	895,500	850,725
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.8786% 4/1/28 (f)(g)(s)	1,481,250	1,111,871
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.0769% 7/7/28 (f)(g)(s)	2,318,764	1,565,166
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (f)(g)(s)	10,574,402	9,074,741
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (f)(g)(s)	5,400,980	4,070,232
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.2139% 6/30/27 (f)(g)(s)	1,674,048	1,502,458
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (f)(g)(s)	2,107,900	2,040,279
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 10/20/28 (f)(g)(s)	3,301,650	3,103,551
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 10/20/28 (f)(g)(s)	7,985,000	7,528,338
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7606% 2/8/28 (f)(g)(s)	2,971,671	2,689,362
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3214% 4/14/28 (f)(g)(s)	3,133,248	2,907,403
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3941% 8/2/28 (f)(g)(s)	1,900,800	1,855,656
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.3153% 12/21/27 (f)(g)(s)	2,749,543	2,584,570
		48,479,078
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1419% 10/7/27 (f)(g)(s)	1,463,981	1,421,891
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6511% 2/17/29 (f)(g)(s)	11,809,275	11,381,189
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/25/25 (f)(g)(s)	2,180,892	2,153,631
		14,956,711
TOTAL CONSUMER DISCRETIONARY		477,077,132
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (f)(g)(s)	4,164,563	3,914,689
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6532% 1/24/30 (f)(g)(s)	1,370,000	1,190,188
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (f)(g)(s)	7,876,217	7,246,119
		12,350,996
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 11.5039% 10/1/26 (f)(g)(s)	172,000	135,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.5039% 10/1/25 (f)(g)(s)	487,025	410,319
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.8786% 2/3/24 (f)(g)(s)	1,734,816	1,733,896
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 8/1/29 (f)(g)(s)	1,645,000	1,621,016
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 1/29/27 (f)(g)(s)	2,961,670	2,874,923
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 10/22/25 (f)(g)(s)	1,249,355	1,241,159
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 9.9147% 11/20/25 (f)(g)(s)	4,349,938	3,137,393
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 9/23/27 (f)(g)(s)	3,894,843	3,698,154
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.7539% 9/13/26 (f)(g)(s)	2,610,000	2,571,215
		17,423,525
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 10/23/27 (f)(g)(s)	4,321,800	4,189,466
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.2606% 5/16/29 (f)(g)(s)	5,110,000	4,946,071
		9,135,537
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1631% 9/29/28 (f)(g)(s)	2,997,350	2,890,824
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.25% 12/16/27 (f)(g)(s)	2,274,342	2,225,057
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (f)(g)(s)	4,307,797	4,081,207
		9,197,088
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 5/17/28 (f)(g)(s)	3,801,600	3,188,592
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/21/25 (f)(g)(s)	1,865,921	1,795,165
		4,983,757
TOTAL CONSUMER STAPLES		53,090,903
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.9386% 5/21/25 (f)(g)(s)	1,060,447	1,053,374
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8949% 11/14/26 (f)(g)(s)	3,418,217	3,307,125
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.0532% 10/31/26 (f)(g)(s)	1,882,877	1,854,634
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 3/17/28 (f)(g)(s)	1,777,500	1,728,619
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 3/28/24 (f)(g)(s)	5,919,742	5,916,782
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 6/4/28 (f)(g)(s)	15,338,325	15,119,754
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 11/10/29 (f)(g)(s)	5,160,000	4,944,983
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(s)	9,806,650	8,937,879
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(s)	4,011,896	3,656,482
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 9/29/28 (f)(g)(s)	5,763,000	5,710,154
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.0039% 7/18/25 (f)(g)(s)	4,628,458	4,509,275
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8148% 2/15/24 (f)(g)(s)	4,648,745	3,227,577
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(s)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(s)	907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (f)(g)(s)	1,697,500	1,625,967
		60,539,231
TOTAL ENERGY		61,592,605
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	1,959,588	1,881,616
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	1,867,424	1,791,327
CME Term SOFR 1 Month Index + 4.250% 2/13/27 (g)(s)(t)	2,660,000	2,608,476
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 1/27/27 (f)(g)(s)	1,296,900	1,247,462
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.3432% 2/27/28 (f)(g)(s)	5,580,025	5,489,350
CME Term SOFR 1 Month Index + 3.000% 6.8432% 2/2/28 (f)(g)(s)	1,110,000	1,100,987
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.3214% 9/21/28 (f)(g)(s)	1,488,750	1,463,441
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 4/9/27 (f)(g)(s)	2,473,870	2,334,269
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 6.375% 8/3/25 (c)(f)(g)(s)	1,866,389	1,843,059
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.2776% 4/21/28 (f)(g)(s)	1,980,000	1,846,350
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/1/28 (f)(g)(s)	1,305,138	1,272,509
		22,878,846
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 20.3269% 9/16/25 (c)(f)(s)	126,745	126,745
Agellan Portfolio 9% 8/7/25 (c)(s)	424,000	424,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 6/27/25 (f)(g)(s)	1,411,582	1,403,649
Focus Financial Partners LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.7539% 7/3/24 (f)(g)(s)	0	0
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6/30/28 (g)(s)(t)	5,065,000	4,979,553
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 9/24/27 (f)(g)(s)	3,173,596	2,852,269
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4375% 9/1/27 (c)(f)(g)(s)	2,186,825	2,159,490
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.9365% 2/18/29 (f)(g)(s)	3,980,000	3,208,875
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 8.7943% 1/9/24 (c)(f)(g)(s)	6,607,220	6,276,859
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 11/5/29 (f)(g)(s)	1,555,000	1,440,972
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/8/26 (f)(g)(s)	1,306,641	1,249,802
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 8.3085% 1/21/27 (c)(f)(g)(s)	4,040,817	4,040,817
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 11/16/26 (f)(g)(s)	2,889,894	2,809,902
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 12/1/28 (f)(g)(s)	2,627,452	2,580,814
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.11% 4/29/26 (f)(g)(s)	2,849,885	2,798,045
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 12.3753% 11/15/23 (c)(f)(g)(s)	5,457,455	5,239,157
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.3636% 2/9/27 (f)(g)(s)	3,680,775	3,510,539
		45,101,488
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	10,362,423	9,683,269
1 month U.S. LIBOR + 4.250% 8.3214% 2/15/27 (f)(g)(s)	3,204,171	3,071,999
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (f)(g)(s)	3,940,000	3,900,600
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/10/25 (f)(g)(s)	3,295,103	3,228,674
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/9/25 (f)(g)(s)	967,500	946,941
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4386% 11/12/27 (f)(g)(s)	6,682,500	6,477,882
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 2/19/28 (f)(g)(s)	5,553,363	5,433,466
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/25 (c)(g)(s)(t)	1,360,000	1,292,000
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.6532% 8/17/28 (f)(g)(s)	4,611,470	4,033,100
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 11/3/24 (f)(g)(s)	4,624,094	4,426,599
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/31/28 (f)(g)(s)	10,925,000	8,401,325
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/20/29 (f)(g)(s)	3,760,000	2,879,521
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/23/26 (f)(g)(s)	14,226,377	12,424,322
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/31/27 (f)(g)(s)	3,875,975	3,351,749
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.5268% 4/25/25 (f)(g)(s)	2,562,999	2,518,889
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (f)(g)(s)	1,700,000	1,672,375
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (f)(g)(s)	17,409,251	17,066,115
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.1865% 9/1/27 (f)(g)(s)	3,844,908	3,815,110
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 12/2/26 (f)(g)(s)	121,566	119,461
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.4241% 5/16/24 (f)(g)(s)	7,775,342	7,753,493
		102,496,890
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.4365% 12/16/28 (c)(f)(g)(s)	1,310,100	1,287,173
TOTAL FINANCIALS		171,764,397
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 11/6/27 (f)(g)(s)	5,198,896	5,154,705
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 6.5532% 3/31/29 (f)(g)(s)	1,303,450	1,252,133
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.0067% 1/6/29 (f)(g)(s)	2,363,125	2,268,600
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/4/28 (f)(g)(s)	5,563,886	5,463,069
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.955% 10/19/27 (f)(g)(s)	4,809,604	4,719,424
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/23/28 (f)(g)(s)	5,238,675	4,969,459
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.1741% 11/30/27 (f)(g)(s)	2,235,950	2,151,163
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 3/31/27 (f)(g)(s)	3,577,851	3,137,024
		29,115,577
Health Care Providers & Services - 0.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9532% 2/2/29 (f)(g)(s)	1,296,750	1,095,105
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/23/28 (f)(g)(s)	2,297,947	2,233,788
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.0458% 2/12/28 (f)(g)(s)	1,485,000	1,405,805
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8236% 12/13/26 (f)(g)(s)	6,500,042	6,093,789
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 11/1/28 (f)(g)(s)	2,392,975	2,319,487
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (f)(g)(s)	24,682,838	24,041,084
HAH Group Holding Co. LLC:
1LN, term loan 1 month U.S. LIBOR + 5.000% 8.71% 10/29/27 (f)(g)(s)	1,096,839	1,043,368
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.71% 10/29/27 (f)(g)(s)	138,787	132,021
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8125% 3/15/28 (f)(g)(s)	2,679,200	2,649,059
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(s)	9,008,057	8,957,882
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 8/31/26 (f)(g)(s)	2,714,907	2,302,920
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.3214% 8/30/27 (f)(g)(s)	810,000	603,450
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4658% 3/2/28 (f)(g)(s)	1,143,539	807,785
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (f)(g)(s)	8,104,275	7,783,184
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 8.7349% 6/20/26 (f)(g)(s)	2,863,750	2,119,175
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.63% 8/31/26 (f)(g)(s)	3,364,360	3,297,073
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 11.2677% 10/1/29 (c)(f)(g)(s)	565,000	519,800
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0177% 10/1/28 (f)(g)(s)	4,474,800	4,275,537
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0648% 11/20/26 (f)(g)(s)	3,549,754	3,203,653
		74,883,965
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (f)(g)(s)	28,385,670	25,859,345
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(s)(u)	4,823,188	4,393,925
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/25/26 (f)(g)(s)	793,728	733,207
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 12/1/27 (f)(g)(s)	2,994,400	2,837,194
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (f)(g)(s)	1,492,275	1,466,160
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 4/6/28 (f)(g)(s)	2,924,228	2,480,710
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 9/30/26 (f)(g)(s)	4,926,124	4,860,163
		42,630,704
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(s)	2,244,363	2,231,862
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5177% 8/1/27 (f)(g)(s)	8,887,896	8,589,352
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/5/28 (f)(g)(s)	8,852,850	8,775,387
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (f)(g)(s)	7,981,896	7,894,095
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.6865% 4/20/29 (f)(g)(s)	1,730,663	1,702,539
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.1231% 4/13/28 (f)(g)(s)	1,895,000	1,724,450
		28,685,823
TOTAL HEALTH CARE		177,547,931
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.42% 12/31/27 (f)(g)(s)	1,922,221	1,870,802
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 6/9/29 (f)(g)(s)	2,314,200	2,224,154
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 5/30/25 (f)(g)(s)	4,672,930	4,603,163
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (f)(g)(s)	12,856,145	12,651,218
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 8/22/24 (f)(g)(s)	2,416,138	2,404,275
		23,753,612
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 4/8/26 (f)(g)(s)	1,999,503	1,919,103
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 4/4/26 (f)(g)(s)	1,075,001	1,031,776
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 11/23/28 (f)(g)(s)	1,800,950	1,654,173
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 3/24/28 (f)(g)(s)	1,855,675	1,753,613
		6,358,665
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (f)(g)(s)	7,770,000	7,715,921
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (f)(g)(s)	2,743,125	2,708,836
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.7771% 7/2/27 (f)(g)(s)	5,220,250	5,363,807
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (f)(g)(s)	5,040,000	5,106,780
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (f)(g)(s)	9,332,875	9,202,868
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.9386% 12/11/26 (f)(g)(s)	1,099,662	984,472
		31,082,684
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(s)	6,554,513	4,745,008
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.5714% 10/1/26 (f)(g)(s)	2,430,073	2,403,342
1 month U.S. LIBOR + 2.750% 6.8214% 1/3/29 (f)(g)(s)	833,457	824,080
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.451% 12/22/28 (f)(g)(s)	1,712,874	1,580,658
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0072% 1/24/29 (f)(g)(s)	3,199,200	3,137,232
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (f)(g)(s)	14,025,488	12,209,748
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5787% 2/28/27 (f)(g)(s)	2,510,402	2,484,520
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (f)(g)(s)	5,155,000	4,742,600
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.2661% 10/15/28 (f)(g)(s)	1,407,925	1,241,170
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (f)(g)(s)	1,926,724	1,903,854
		35,272,212
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/27/24 (f)(g)(s)	3,150,000	3,119,823
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 12/20/29 (f)(g)(s)	1,725,000	1,587,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (f)(g)(s)	10,912,650	10,535,291
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 9.7661% 3/19/26 (f)(g)(s)	3,783,250	3,386,009
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (f)(g)(s)	1,161,225	1,126,388
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (f)(g)(s)	2,238,088	2,165,350
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 5/14/28 (f)(g)(s)	6,412,546	6,053,315
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.7365% 7/9/28 (f)(g)(s)	3,297,072	3,139,934
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.6441% 10/15/26 (f)(g)(s)	2,676,146	2,424,589
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (f)(g)(s)	17,379,320	15,287,545
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/17/28 (f)(g)(s)	945,109	829,333
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.7539% 10/8/28 (f)(g)(s)	1,002,425	996,791
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9942% 5/3/29 (f)(g)(s)	2,743,125	2,664,260
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(s)	2,860,296	2,800,716
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(s)	215,331	210,846
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 7/12/28 (f)(g)(s)	2,273,670	2,246,204
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9442% 8/1/26 (f)(g)(s)	2,868,363	2,779,932
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 10/21/28 (f)(g)(s)	618,750	602,198
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.7539% 3/29/25 (f)(g)(s)	3,204,427	3,159,180
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.5382% 6/30/28 (f)(g)(s)	1,169,095	1,098,950
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.1958% 6/16/26 (f)(g)(s)	1,912,020	1,377,859
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 8.4241% 11/3/23 (f)(g)(s)	352,642	251,433
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (f)(g)(s)	2,157,260	1,884,906
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (f)(g)(s)	2,883,795	2,633,857
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (f)(g)(s)	5,105,375	4,840,559
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (f)(g)(s)	3,729,163	3,673,225
CME Term SOFR 1 Month Index + 4.000% 7.3925% 2/16/29 (f)(g)(s)	3,980,025	3,912,882
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (f)(g)(s)	2,880,000	2,620,800
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.0714% 9/20/26 (f)(g)(s)	2,580,015	2,547,765
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 4/11/29 (g)(s)(t)	6,940,000	6,228,650
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1865% 8/4/28 (f)(g)(s)	7,635,000	7,517,268
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/6/25 (f)(g)(s)	3,412,284	2,786,130
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 7/8/28 (f)(g)(s)	1,994,925	1,876,067
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.625% 12/10/26 (f)(g)(s)	2,973,586	2,936,416
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/29/25 (f)(g)(s)	1,471,663	1,271,148
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3365% 4/14/29 (f)(g)(s)	3,011,193	2,893,245
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.2115% 3/23/27 (f)(g)(s)	1,391,574	1,391,143
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 11/3/29 (f)(g)(s)	1,890,000	1,859,288
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.375% 4/1/28 (f)(g)(s)	1,130,688	1,115,141
		119,831,436
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.6039% 1/24/27 (f)(g)(s)	1,926,664	1,876,898
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.76% 1/21/28 (f)(g)(s)	2,397,260	2,348,188
CME Term SOFR 1 Month Index + 3.500% 7.5865% 1/21/28 (f)(g)(s)	1,755,000	1,731,974
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 1/23/27 (f)(g)(s)	4,053,404	3,954,623
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 6/4/28 (f)(g)(s)	7,376,898	7,072,601
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 8.4053% 9/27/24 (f)(g)(s)	1,429,023	1,418,306
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/7/28 (f)(g)(s)	2,534,400	2,425,624
		20,828,214
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4087% 10/8/27 (f)(g)(s)	2,808,461	2,738,951
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (f)(g)(s)	6,648,552	6,341,057
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.0787% 5/13/29 (f)(g)(s)	2,850,438	2,837,982
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 12/16/28 (f)(g)(s)	1,349,800	1,275,561
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5549% 3/2/27 (f)(g)(s)	6,912,032	6,730,591
		19,924,142
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.2009% 7/23/29 (f)(g)(s)	2,744,233	2,705,649
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 12.0177% 11/15/26 (f)(g)(s)	223,434	216,546
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.2677% 11/15/25 (f)(g)(s)	1,136,347	1,115,756
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 12.4929% 4/16/25 (c)(f)(g)(s)	735,413	687,612
		4,725,563
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 2/4/28 (f)(g)(s)	3,035,062	2,972,479
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/7/26 (f)(g)(s)	5,565,716	5,471,432
CME Term SOFR 1 Month Index + 3.750% 7.8365% 12/30/28 (f)(g)(s)	2,004,900	1,968,972
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/30/28 (f)(g)(s)	1,437,863	1,407,826
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.625% 6/2/28 (f)(g)(s)	9,482,978	7,799,749
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/16/28 (f)(g)(s)	2,054,475	1,977,062
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 7/19/28 (f)(g)(s)	4,026,390	3,253,846
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.8365% 4/29/29 (f)(g)(s)	2,185,000	1,991,081
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.83% 8/27/28 (f)(g)(s)	952,594	942,668
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.72% 1/21/29 (f)(g)(s)	1,498,675	1,428,432
		29,213,547
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.6741% 12/30/26 (f)(g)(s)	3,656,250	3,617,421
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 5/19/28 (f)(g)(s)	1,910,813	1,879,055
Transportation Infrastructure - 0.1%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4907% 4/6/28 (f)(g)(s)	3,237,300	2,945,943
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (c)(f)(g)(s)	575,000	385,250
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (f)(g)(s)	2,445,300	1,895,108
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.7412% 6/9/29 (f)(g)(s)	850,000	843,625
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.2113% 11/23/29 (c)(f)(g)(s)	1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (f)(g)(s)	3,041,015	2,853,810
CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (f)(g)(s)	205,714	197,486
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (f)(g)(s)	1,131,005	1,061,380
CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (f)(g)(s)	14,286	13,714
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/22/28 (f)(g)(s)	3,081,713	2,790,244
		14,503,935
TOTAL INDUSTRIALS		310,990,486
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (f)(g)(s)	5,792,338	4,267,215
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 4/4/26 (f)(g)(s)	10,492,617	10,069,660
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6123% 10/6/29 (f)(g)(s)	2,005,000	1,929,813
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/25/26 (f)(g)(s)	7,866,577	6,881,997
		23,148,685
Electronic Equipment & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.5857% 7/1/29 (f)(g)(s)	5,070,000	5,009,819
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 10.8214% 3/31/29 (f)(g)(s)	600,000	528,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/31/28 (f)(g)(s)	2,597,211	2,483,583
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 8/10/27 (f)(g)(s)	3,176,875	3,145,106
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.2677% 9/28/24 (f)(g)(s)	3,094,221	3,073,582
		14,240,090
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (f)(g)(s)	2,547,135	2,498,001
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 9/7/28 (f)(g)(s)	1,508,600	1,482,200
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/4/27 (f)(g)(s)	2,958,500	2,684,217
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 10/31/26 (f)(g)(s)	7,238,496	7,114,066
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 10/31/26 (f)(g)(s)	3,424,683	3,362,183
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.9087% 2/10/28 (f)(g)(s)	1,920,885	1,685,577
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3365% 10/21/29 (f)(g)(s)	3,072,880	3,061,787
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (f)(g)(s)	12,164,264	7,176,916
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (f)(g)(s)	2,110,463	2,057,701
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 3/26/28 (f)(g)(s)	7,825,938	7,473,770
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.1865% 11/10/27 (f)(g)(s)	2,583,297	2,430,882
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 2/1/28 (f)(g)(s)	15,934,620	15,536,255
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/17/27 (f)(g)(s)	356,391	328,104
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 12/17/27 (f)(g)(s)	568,109	523,018
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.0865% 8/31/28 (f)(g)(s)	4,269,690	4,232,330
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 5/1/24 (f)(g)(s)	386,801	383,513
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 8/27/25 (f)(g)(s)	6,590,419	6,535,126
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.0106% 1/13/29 (f)(g)(s)	5,265,000	5,107,050
		73,672,696
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.8924% 7/6/29 (f)(g)(s)	6,425,000	6,365,183
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.7606% 8/17/29 (f)(g)(s)	5,360,000	5,221,551
		11,586,734
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (f)(g)(s)	2,126,233	2,062,446
Applied Systems, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/19/26 (g)(s)(t)	290,000	288,098
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 9/19/24 (f)(g)(s)	2,230,000	2,221,125
AppLovin Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 8/15/25 (f)(g)(s)	4,783,202	4,633,727
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9849% 4/23/26 (f)(g)(s)	2,468,924	2,353,700
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.8214% 12/10/29 (f)(g)(s)	820,000	694,950
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (f)(g)(s)	11,463,562	10,829,857
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 10.6897% 11/24/26 (f)(g)(s)	3,520,632	2,790,101
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (f)(g)(s)	11,120,000	10,977,219
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 4/30/25 (f)(g)(s)	4,488,141	4,380,605
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 9/30/28 (f)(g)(s)	4,625,050	4,433,110
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (f)(g)(s)	10,212,643	9,807,814
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (f)(g)(s)	2,493,409	2,258,106
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/31/27 (f)(g)(s)	3,577,000	3,450,303
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (f)(g)(s)	1,363,000	1,041,850
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (f)(g)(s)	4,054,924	3,660,501
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.83% 3/3/28 (f)(g)(s)	1,597,402	1,536,173
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 12/1/27 (f)(g)(s)	4,175,625	4,047,767
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 7/10/25 (f)(g)(s)	194,480	183,420
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/1/24 (f)(g)(s)	6,182,604	6,086,032
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.4179% 6/5/25 (f)(g)(s)	931,874	924,884
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.6363% 3/1/29 (f)(g)(s)	5,615,800	5,324,508
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/15/24 (f)(g)(s)	6,632,894	6,446,377
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.649% 2/23/29 (f)(g)(s)	2,065,000	1,850,756
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 9/15/24 (f)(g)(s)	6,414,435	6,235,344
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 12/10/28 (f)(g)(s)	1,184,050	1,114,487
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 11.08% 9/4/26 (f)(g)(s)	175,000	171,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.33% 9/5/25 (f)(g)(s)	1,235,742	1,220,036
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.1865% 9/12/29 (f)(g)(s)	8,995,000	8,833,810
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (g)(s)(t)	7,645,000	7,418,861
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (f)(g)(s)	14,729,099	13,426,458
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.5714% 5/30/26 (f)(g)(s)	3,012,170	2,907,377
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(s)	8,743,925	8,402,387
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (f)(g)(s)	7,601,879	5,088,014
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/22/28 (f)(g)(s)	4,945,050	4,725,638
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/30/28 (f)(g)(s)	2,625,913	1,566,803
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.2939% 3/17/29 (f)(g)(s)	997,500	959,475
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 5/31/25 (f)(g)(s)	3,085,756	2,950,754
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.3365% 10/7/27 (f)(g)(s)	618,450	599,897
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 10/7/27 (f)(g)(s)	5,625,242	5,412,889
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	2,477,367	2,429,876
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	2,069,892	2,030,212
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	6,995,982	6,859,980
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/31/27 (f)(g)(s)	1,216,644	1,193,321
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 5/4/26 (f)(g)(s)	4,921,693	4,788,414
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (f)(g)(s)	17,785,988	17,156,008
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (f)(g)(s)	5,210,000	4,767,150
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 2/28/27 (f)(g)(s)	4,583,112	4,491,450
		207,033,133
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0106% 3/1/27 (f)(g)(s)	8,212,938	8,069,211
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 6.8214% 6/21/24 (f)(g)(s)	7,624,327	7,529,023
		15,598,234
TOTAL INFORMATION TECHNOLOGY		345,279,572
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/30/28 (f)(g)(s)	3,956,149	3,530,151
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.0714% 9/22/29 (c)(f)(g)(s)	675,000	588,938
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(s)(u)	581,904	519,245
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.5439% 11/4/27 (f)(g)(s)	1,800,000	1,692,000
2LN, term loan 1 month U.S. LIBOR + 7.750% 11.7936% 11/24/28 (f)(g)(s)	935,000	844,614
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0436% 11/24/27 (f)(g)(s)	3,291,453	3,178,984
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (f)(g)(s)	1,191,718	1,185,390
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.669% 5/27/29 (f)(g)(s)	1,735,650	1,614,155
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3581% 5/7/25 (c)(f)(g)(s)	6,066,836	5,763,495
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.5714% 5/7/25 (f)(g)(s)	3,050,081	2,920,453
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 10/4/29 (g)(s)(t)	7,355,000	6,698,566
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3919% 5/27/28 (f)(g)(s)	1,656,612	1,308,724
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/3/28 (f)(g)(s)	3,098,426	2,838,159
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.9345% 3/15/29 (f)(g)(s)	5,067,300	4,322,407
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.4481% 2/9/30 (c)(f)(g)(s)	1,320,000	1,003,200
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/20/26 (f)(g)(s)	5,214,036	5,122,790
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.5532% 1/3/29 (f)(g)(s)	1,497,475	1,202,967
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.8467% 12/1/26 (f)(g)(s)	1,176,113	1,002,636
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 6.1741% 3/1/26 (f)(g)(s)	1,955,823	1,924,862
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(s)	3,640,231	3,476,420
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 7% 10/11/24 (f)(g)(s)	1,257,246	1,178,668
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (f)(g)(s)	4,234,717	4,122,497
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 5.83% 4/3/25 (f)(g)(s)	4,673,990	4,580,510
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (f)(g)(s)	1,815,852	1,779,535
		62,399,366
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 4/1/29 (c)(f)(g)(s)	1,117,200	1,094,856
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 3/27/28 (f)(g)(s)	4,388,944	4,351,638
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8365% 10/19/27 (f)(g)(s)	3,675,352	3,534,328
		8,980,822
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 3/3/28 (f)(g)(s)	4,254,597	4,052,504
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.0122% 3/11/28 (f)(g)(s)	564,228	545,890
1 month U.S. LIBOR + 3.750% 7.515% 3/11/28 (f)(g)(s)	6,395,400	6,115,601
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.6286% 7/1/26 (f)(g)(s)	3,960,899	3,909,408
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 7.0177% 4/3/24 (f)(g)(s)	604,001	585,507
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.8214% 12/21/26 (f)(g)(s)	3,393,000	3,308,175
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/1/27 (f)(g)(s)	3,944,614	3,837,991
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (f)(g)(s)	18,547,275	17,879,944
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 8/4/27 (f)(g)(s)	4,544,990	4,437,047
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(s)	2,024,175	1,797,305
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.0714% 8/1/26 (f)(g)(s)	1,732,500	1,654,538
1 month U.S. LIBOR + 4.000% 8.2009% 7/31/26 (f)(g)(s)	1,508,841	1,448,487
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8693% 11/18/25 (f)(g)(s)	1,172,209	1,129,717
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 1/30/27 (f)(g)(s)	3,948,769	3,900,515
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.0039% 2/5/26 (f)(g)(s)	3,085,050	3,037,108
1 month U.S. LIBOR + 3.500% 7.2539% 9/24/28 (f)(g)(s)	2,999,700	2,952,365
		60,592,102
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (f)(g)(s)	1,953,588	1,938,115
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 6/1/28 (f)(g)(s)	2,602,063	2,462,202
		4,400,317
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 2/4/28 (f)(g)(s)	2,295,268	2,180,504
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 3/1/28 (f)(g)(s)	1,207,769	863,555
		3,044,059
TOTAL MATERIALS		139,416,666
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/21/25 (f)(g)(s)	8,466,898	8,249,214
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.4787% 1/30/27 (f)(g)(s)	3,076,815	2,799,902
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.4787% 1/30/27 (f)(g)(s)	174,023	158,361
		11,207,477
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (f)(g)(s)	2,000,000	1,984,380
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/1/25 (f)(g)(s)	11,990,924	11,757,341
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.24% 12/15/27 (f)(g)(s)	1,784,988	1,766,763
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/1/26 (f)(g)(s)	1,725,286	1,678,272
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (f)(g)(s)	14,281,746	14,046,668
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.5336% 12/31/25 (f)(g)(s)	5,310,381	5,263,331
		36,496,755
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (c)(f)(g)(s)	2,795,899	2,698,043
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.4241% 3/25/28 (f)(g)(s)	1,975,000	1,929,950
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7.625% 11/14/25 (f)(g)(s)	1,737,313	1,711,253
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.4032% 5/20/29 (f)(g)(s)	1,107,225	1,098,456
		7,437,702
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.2661% 6/17/28 (f)(g)(s)	179,547	168,934
TOTAL UTILITIES		44,103,391
TOTAL BANK LOAN OBLIGATIONS (Cost $2,109,324,528)		1,998,923,217

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	8,844,000	8,518,120
KeyBank NA 6.95% 2/1/28	1,259,000	1,327,287
Regions Bank 6.45% 6/26/37	15,683,000	16,324,653
TOTAL BANK NOTES (Cost $25,774,847)		26,170,060

Fixed-Income Funds - 0.1%
	Shares	Value ($)
iShares iBoxx $ High Yield Corporate Bond ETF (v) (Cost $20,480,331)	286,800	21,699,288

Preferred Securities - 0.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		1,630,000	1,132,850
Telefonica Europe BV 3.875% (Reg. S) (f)(h)	EUR	3,600,000	3,432,419
			4,565,269
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (f)(h)	EUR	1,700,000	1,535,067
3.875% (Reg. S) (f)(h)	EUR	19,900,000	17,446,439
4.625% (Reg. S) (f)(h)	EUR	7,600,000	7,520,349
			26,501,855
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		2,363,000	2,281,477
Danone SA 1.75% (Reg. S) (f)(h)	EUR	3,700,000	3,793,291
Grupo Bimbo S.A.B. de CV 5.95% (d)(f)(h)		1,335,000	1,318,313
			7,393,081
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(h)	EUR	15,700,000	13,105,225
TOTAL CONSUMER STAPLES			20,498,306
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(h)		1,520,000	684,000
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(h)	EUR	3,600,000	3,563,535
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(h)	EUR	3,400,000	3,436,321
Banco Do Brasil SA 6.25% (d)(f)(h)		1,545,000	1,387,796
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		1,585,000	1,515,260
7.625% (d)(f)(h)		608,000	549,024
Bank of America Corp. 5.125% (f)(h)		920,000	869,309
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (f)(g)(h)		4,078,000	3,772,150
4.9% (f)(h)		1,650,000	1,571,625
Barclays PLC:
5.875% (Reg. S) (f)(h)	GBP	2,950,000	3,237,627
7.125% (f)(h)	GBP	645,000	740,460
8.875% (f)(h)	GBP	1,600,000	1,906,894
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	772,245
5.35% 11/12/29 (d)(f)		485,000	463,872
BNP Paribas SA 6.625% (Reg. S) (f)(h)		4,470,000	4,302,375
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		1,451,000	1,414,997
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		300,000	289,500
HSBC Holdings PLC 6.375% (f)(h)		4,650,000	4,429,125
Itau Unibanco Holding SA 6.125% (d)(f)(h)		2,015,000	1,915,509
Lloyds Banking Group PLC 5.125% (f)(h)	GBP	435,000	479,489
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		1,210,000	1,096,926
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		635,000	544,830
Societe Generale 7.875% (Reg. S) (f)(h)		1,800,000	1,772,280
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(h)	EUR	2,480,725	2,549,174
Tinkoff Credit Systems 6% (d)(f)(h)		715,000	295,384
			42,875,707
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(h)		15,540,000	12,820,500
UBS Group AG 7% (Reg. S) (f)(h)		940,000	930,600
			13,751,100
Insurance - 0.0%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(h)		7,527,000	6,548,488
5.875% (d)(f)(h)		3,175,000	2,912,875
			9,461,363
TOTAL FINANCIALS			66,088,170
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	18,800,000	17,802,585
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		1,510,000	1,494,900
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(h)	GBP	1,540,000	1,503,986
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	4,865,595
TOTAL INDUSTRIALS			7,864,481
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(h)		645,000	549,983
5.65% (d)(f)(h)		1,495,000	1,417,410
			1,967,393
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		2,260,000	1,988,800
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(h)	EUR	6,200,000	3,290,377
AT Securities BV 5.25% (Reg. S) (f)(h)		13,000,000	7,202,000
Citycon Oyj 4.496% (Reg. S) (f)(h)	EUR	2,550,000	1,626,831
CPI Property Group SA 3.75% (Reg. S) (f)(h)	EUR	6,840,000	3,606,968
Grand City Properties SA 1.5% (Reg. S) (f)(h)	EUR	10,500,000	4,808,446
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(h)	EUR	11,640,000	9,336,380
3.625% (Reg. S) (f)(h)	EUR	600,000	378,612
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(h)	EUR	5,240,000	2,160,650
			32,410,264
UTILITIES - 0.2%
Electric Utilities - 0.2%
Electricite de France SA:
5.25% (Reg. S) (f)(h)		18,550,000	18,318,125
5.625% (Reg. S) (f)(h)		950,000	893,000
Enel SpA 2.5% (Reg. S) (f)(h)	EUR	7,585,000	7,715,360
SSE PLC:
3.74% (Reg. S) (f)(h)	GBP	3,300,000	3,597,133
4% (Reg. S) (f)(h)	EUR	4,600,000	4,355,952
			34,879,570
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(h)	EUR	7,100,000	6,039,903
TOTAL UTILITIES			40,919,473
TOTAL PREFERRED SECURITIES (Cost $297,264,022)			221,290,596

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (w)	2,178,592,989	2,179,028,707
Fidelity Securities Lending Cash Central Fund 3.86% (w)(x)	18,580,267	18,582,125
TOTAL MONEY MARKET FUNDS (Cost $2,197,554,877)		2,197,610,832

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	32,300,000	377,143
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	32,750,000	240,537
Option with an exercise rate of 6.50% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	12/21/22	EUR	41,450,000	17,628

TOTAL PURCHASED SWAPTIONS (Cost $1,915,824)				635,308
TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $35,416,298,815)	32,133,634,666
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(3,957,806,504)
NET ASSETS - 100.0%	28,175,828,162

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(27,550,000)	(23,392,917)
2% 12/1/52	(16,925,000)	(14,371,148)
2% 12/1/52	(19,450,000)	(16,515,145)
2% 12/1/52	(33,400,000)	(28,360,197)
2% 12/1/52	(28,350,000)	(24,072,203)
2% 12/1/52	(69,100,000)	(58,673,342)
2% 12/1/52	(23,050,000)	(19,571,932)
2% 12/1/52	(22,825,000)	(19,380,883)
2% 12/1/52	(45,700,000)	(38,804,222)
2.5% 12/1/52	(44,450,000)	(38,999,390)
2.5% 12/1/52	(44,450,000)	(38,999,390)
2.5% 12/1/52	(22,100,000)	(19,390,023)
2.5% 12/1/52	(27,700,000)	(24,303,332)
2.5% 12/1/52	(28,000,000)	(24,566,545)
2.5% 12/1/52	(44,600,000)	(39,130,996)
2.5% 12/1/52	(22,100,000)	(19,390,023)
3% 12/1/52	(28,500,000)	(25,705,165)
3% 12/1/52	(47,500,000)	(42,841,941)
3.5% 12/1/52	(64,050,000)	(59,420,127)

TOTAL GINNIE MAE		(575,888,921)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(12,600,000)	(11,012,246)
1.5% 12/1/37	(50,350,000)	(44,005,286)
1.5% 12/1/52	(73,300,000)	(56,939,528)
2% 12/1/37	(19,050,000)	(17,112,855)
2% 12/1/37	(14,200,000)	(12,756,039)
2% 12/1/37	(38,050,000)	(34,180,794)
2% 12/1/37	(63,400,000)	(56,953,019)
2% 12/1/52	(112,900,000)	(92,853,194)
2% 12/1/52	(89,050,000)	(73,238,059)
2% 12/1/52	(55,850,000)	(45,933,134)
2% 12/1/52	(3,450,000)	(2,837,409)
2% 12/1/52	(16,750,000)	(13,775,828)
2% 12/1/52	(56,100,000)	(46,138,744)
2% 12/1/52	(112,200,000)	(92,277,488)
2% 12/1/52	(28,050,000)	(23,069,372)
2% 12/1/52	(28,000,000)	(23,028,250)
2% 12/1/52	(5,600,000)	(4,605,650)
2% 12/1/52	(28,050,000)	(23,069,372)
2% 12/1/52	(112,900,000)	(92,853,194)
2.5% 12/1/37	(25,125,000)	(23,205,294)
2.5% 12/1/37	(13,075,000)	(12,075,989)
2.5% 12/1/37	(36,950,000)	(34,126,791)
2.5% 12/1/37	(24,900,000)	(22,997,486)
2.5% 12/1/52	(31,700,000)	(27,088,639)
2.5% 12/1/52	(29,150,000)	(24,909,584)
2.5% 12/1/52	(14,300,000)	(12,219,796)
2.5% 12/1/52	(95,150,000)	(81,308,644)
2.5% 12/1/52	(31,700,000)	(27,088,639)
2.5% 12/1/52	(14,100,000)	(12,048,890)
3% 12/1/52	(12,650,000)	(11,198,215)
3% 12/1/52	(25,200,000)	(22,307,907)
3% 12/1/52	(14,900,000)	(13,189,993)
3% 12/1/52	(19,000,000)	(16,819,454)
3.5% 12/1/52	(15,850,000)	(14,522,563)
4.5% 12/1/52	(37,750,000)	(36,747,285)
5% 12/1/52	(3,150,000)	(3,136,217)
5% 12/1/52	(7,850,000)	(7,815,652)
5% 12/1/52	(5,550,000)	(5,525,716)
5% 12/1/52	(1,800,000)	(1,792,124)
5% 12/1/52	(7,850,000)	(7,815,652)
5% 12/1/52	(15,000,000)	(14,934,368)
5% 12/1/52	(1,800,000)	(1,792,124)
5% 12/1/52	(10,100,000)	(10,055,807)
5.5% 12/1/52	(5,400,000)	(5,461,593)
5.5% 12/1/52	(23,750,000)	(24,020,897)
6% 12/1/52	(3,800,000)	(3,887,281)
6% 12/1/52	(800,000)	(818,375)
6% 12/1/52	(4,500,000)	(4,603,360)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,250,153,796)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,800,836,031)		(1,826,042,717)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	64	Dec 2022	5,241,452	23,445	23,445
Eurex Euro-Bund Contracts (Germany)	102	Dec 2022	14,953,172	(86,753)	(86,753)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	84	Dec 2022	13,837,066	67,432	67,432
TME 10 Year Canadian Note Contracts (Canada)	297	Mar 2023	27,762,539	172,147	172,147

TOTAL BOND INDEX CONTRACTS					176,271

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,696	Mar 2023	348,289,500	923,519	923,519
CBOT 5-Year U.S. Treasury Note Contracts (United States)	639	Mar 2023	69,376,430	418,061	418,061
CBOT Long Term U.S. Treasury Bond Contracts (United States)	744	Mar 2023	94,488,000	1,199,898	1,199,898

TOTAL TREASURY CONTRACTS					2,541,478

TOTAL PURCHASED					2,717,749

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	91	Dec 2022	11,366,193	165,071	165,071
ICE Long Gilt Contracts (United Kingdom)	230	Mar 2023	29,104,015	246,057	246,057

TOTAL BOND INDEX CONTRACTS					411,128

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,260	Mar 2023	143,010,000	(1,138,376)	(1,138,376)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	117	Mar 2023	12,702,727	(76,972)	(76,972)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,458	Mar 2023	185,166,000	(2,063,006)	(2,063,006)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Mar 2023	953,969	(15,820)	(15,820)

TOTAL TREASURY CONTRACTS					(3,294,174)

TOTAL SOLD					(2,883,046)

TOTAL FUTURES CONTRACTS					(165,297)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	117,000	USD	86,417	JPMorgan Chase Bank, N.A.	12/01/22	562
USD	10,288,659	EUR	9,949,000	Brown Brothers Harriman & Co	12/01/22	(64,271)
USD	187,384	EUR	182,000	BNP Paribas S.A.	12/02/22	(2,005)
CAD	565,000	USD	423,500	Bank of America, N.A.	12/08/22	(3,422)
CAD	599,000	USD	445,672	Brown Brothers Harriman & Co	12/08/22	(315)
EUR	3,633,000	USD	3,726,552	Bank of America, N.A.	12/08/22	56,091
EUR	8,546,000	USD	8,841,939	Brown Brothers Harriman & Co	12/08/22	56,070
EUR	491,000	USD	510,193	Goldman Sachs Bank USA	12/08/22	1,031
EUR	348,000	USD	360,484	JPMorgan Chase Bank, N.A.	12/08/22	1,850
EUR	3,680,000	USD	3,817,242	JPMorgan Chase Bank, N.A.	12/08/22	14,338
EUR	2,807,000	USD	2,885,476	JPMorgan Chase Bank, N.A.	12/08/22	37,144
EUR	1,336,000	USD	1,386,219	JPMorgan Chase Bank, N.A.	12/08/22	4,811
USD	216,393	AUD	319,000	BNP Paribas S.A.	12/08/22	(190)
USD	560,259	CAD	744,000	JPMorgan Chase Bank, N.A.	12/08/22	7,094
USD	680,277	CAD	921,000	JPMorgan Chase Bank, N.A.	12/08/22	(4,487)
USD	366,727,919	EUR	353,578,000	BNP Paribas S.A.	12/08/22	(1,413,958)
USD	5,414,678	EUR	5,257,000	BNP Paribas S.A.	12/08/22	(58,857)
USD	163,801	EUR	157,000	Brown Brothers Harriman & Co	12/08/22	334
USD	228,367	GBP	192,000	Bank of America, N.A.	12/08/22	(3,099)
USD	290,981	GBP	246,000	Bank of America, N.A.	12/08/22	(5,586)
USD	202,797	GBP	170,000	Brown Brothers Harriman & Co	12/08/22	(2,148)
USD	479,817	GBP	399,000	Brown Brothers Harriman & Co	12/08/22	(1,199)
USD	1,793,940	GBP	1,507,000	JPMorgan Chase Bank, N.A.	12/08/22	(22,830)
USD	203,036,264	GBP	170,750,000	Royal Bank of Canada	12/08/22	(2,812,184)
USD	244,979	GBP	205,000	State Street Bank and Trust Co	12/08/22	(2,160)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,217,386)

Unrealized Appreciation						179,325
Unrealized Depreciation						(4,396,711)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		35,680,000	354,324	(464)	353,860
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,300,000	127,230	(105,381)	21,849
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,090,000	42,273	(26,809)	15,464
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	83,725	(67,753)	15,972
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,010,000	41,179	(26,995)	14,184
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	91,660	(138,575)	(46,915)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,920,000	26,267	10,969	37,236
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,070,000	137,764	44,905	182,669
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,830,000	38,716	(9,620)	29,096
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,930,000	53,765	(12,032)	41,733
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		5,200,000	71,139	4,849	75,988
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,280,000	31,192	(33,567)	(2,375)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		6,110,000	83,588	(72,828)	10,760
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		7,740,000	105,888	(148,161)	(42,273)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,600,000	35,570	(3,880)	31,690
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,120,000	29,003	(29,696)	(693)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,920,000	39,947	(11,672)	28,275
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		5,870,000	80,305	(7,208)	73,097
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,400,000	87,556	(109,877)	(22,321)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,990,000	40,905	(50,899)	(9,994)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,150,000	29,413	11,522	40,935
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,330,000	127,640	(66,741)	60,899
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		5,530,000	75,654	(52,452)	23,202
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,960,000	67,856	(26,744)	41,112
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,480,000	47,608	(47,253)	355
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	8,500,000	12,891	(52,776)	(39,885)

TOTAL CREDIT DEFAULT SWAPS							1,963,058	(1,029,138)	933,920

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	43,586,000	(395,999)	0	(395,999)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	21,123,000	(174,234)	0	(174,234)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2032	5,966,000	(72,510)	0	(72,510)
TOTAL INTEREST RATE SWAPS							(642,743)	0	(642,743)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,196,861 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,720,468,351 or 23.9% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,927,000.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,700,740.
(k)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $3,590,885.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $5,538,017 and $5,019,559, respectively.

(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	894,620

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,749,086,847	2,366,457,257	1,936,515,397	16,041,427	-	-	2,179,028,707	4.5%
Fidelity Securities Lending Cash Central Fund 3.86%	676,408,590	1,956,414,333	2,614,240,798	222,028	-	-	18,582,125	0.1%
Total	2,425,495,437	4,322,871,590	4,550,756,195	16,263,455	-	-	2,197,610,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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